      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 4, 2007
                       (FILE NOS. 33-36962 and 811-06175)


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Post-Effective Amendment No. 54


                                       and


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                                Amendment No. 56



                               ECLIPSE FUNDS INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                  --------------------------------------------
                     (Address of Principal Executive Office)


                  Registrant's Telephone Number: (973) 394-4437

Marguerite E. H. Morrison, Esq.   Copy To:              Sander M. Bieber, Esq.
Eclipse Funds Inc.                                      Dechert LLP
51 Madison Avenue                                       1775 I Street, N.W.
New York, New York 10010                                Washington, D.C. 20006

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)



It is proposed that this filing will become effective:

| |     immediately upon filing pursuant to paragraph (b) of rule 485

| |     on ______________ pursuant to paragraph (b) of rule 485

|_|     60 days after filing pursuant to (a)(1) of rule 485

|_|     on ______________ pursuant to paragraph (a)(1) of 485

|X|     75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|     on ______, pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

(MAINSTAY LOGO)


RETIREMENT FUNDS


MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

                                           MAINSTAY(R) FUNDS

                                           Prospectus
                                           [                  ], 2007

                                           Neither the Securities and Exchange
                                           Commission ("SEC") nor any state
                                           securities commission has approved or
                                           disapproved of these securities or
                                           passed upon the accuracy or adequacy
                                           of this prospectus. Any
                                           representation to the contrary is a
                                           criminal offense.

        WHAT'S INSIDE

  3      Investment Objectives, Principal Investment Strategies and
         Principal Risks

  7      Performance

  7      Fees and Expenses

 12      The Underlying Funds: Investment Risks

 16      Shareholder Guide

 39      Know With Whom You're Investing

 41      Financial Highlights

                      [This page intentionally left blank]

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

OVERVIEW

This prospectus discusses the MainStay Retirement Funds (each a "Fund" and collectively referred to as the "Funds"), each a series of Eclipse Funds Inc., a Maryland corporation (the "Company"), which is a series mutual fund that offers multiple series (together with Eclipse Funds and The MainStay Funds, referred to as "MainStay Funds"). The Funds are intended for investors planning to retire in, or close to, the year designated in the Funds' names. Each Fund is managed by New York Life Investment Management LLC ("NYLIM" or "Manager").

The investment allocations of the Funds evolve over time and are designed to grow more conservative as each Fund nears its target retirement date, which typically means that each Fund offers reduced risk but less potential return as it approaches its target date. For example, Funds with a longer time horizon to their target retirement date, such as the Retirement 2050 Fund, will emphasize capital appreciation over income and capital preservation, consistent with the asset accumulation phase of investing. In comparison, Funds with a shorter time horizon, such as the Retirement 2010 Fund, will emphasize capital appreciation to a lesser degree and increase the emphasis on income and capital preservation, consistent with the shift to the income-generation phase of investing. Therefore, as the stated target retirement date of a Fund approaches, the allocation will become more conservative and have lower expected return.

INVESTMENT OBJECTIVE

Each Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income.

MAINSTAY RETIREMENT 2010 FUND is managed for the typical investor seeking to retire between the years of 2006 and 2015.

MAINSTAY RETIREMENT 2020 FUND is managed for the typical investor seeking to retire between the years of 2016 and 2025.

MAINSTAY RETIREMENT 2030 FUND is managed for the typical investor seeking to retire between the years of 2026 and 2035.

MAINSTAY RETIREMENT 2040 FUND is managed for the typical investor seeking to retire between the years of 2036 and 2045.

MAINSTAY RETIREMENT 2050 FUND is managed for the typical investor seeking to retire between the years of 2046 and 2055.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds managed by NYLIM or mutual funds managed by an advisor not associated with NYLIM (collectively, the "Underlying Funds"). Each Fund is designed for investors with a particular time horizon to expected retirement, and invests in a distinct mix of Underlying Funds. The Manager uses a two-step asset allocation process to create a Fund's portfolio. The first step is a strategic asset allocation to determine the percentage of each Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in Underlying Funds in three broad asset classes--U.S. equity, international equity and fixed income. The Manager monitors and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. The following chart illustrates how the target investment allocation of a Fund will change over time as the Fund approaches its target retirement date.

[INSERT CHART]

The following table details the current target allocation for each Fund as of June 29, 2007:

[INSERT TABLE]

The second step involves the actual selection of Underlying Funds to represent the three broad asset classes indicated above and determination of target weightings among the Underlying Funds for each Fund's portfolio. A Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. For cash management purposes, each Fund may hold a portion of its assets in U.S. government securities, cash, or cash equivalents. The Funds may also invest in Underlying Funds that are money market funds.

The Underlying Funds use a broad array of investment styles. These funds can buy many types of equity and debt securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, and money market instruments. These securities are mainly issued by U.S. issuers but may be, to a more limited extent, issued by foreign issuers. There are certain risk factors associated with each of these securities that could affect the performance of the Underlying Funds, which could, in turn, adversely affect the performance of a Fund. Please see "The Underlying Funds: Investment Strategies and Risks" for a description of the principal risks associated with the Underlying Funds.

The Manager monitors each Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target investment allocations over time. The Manager will rebalance each Fund's investments in the Underlying Funds as it deems appropriate to bring the portfolio back within target weightings and asset class allocations. The Manager may change the asset class allocations, the portfolio of Underlying Funds, or the target weightings without prior approval from shareholders.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. Under such conditions, a Fund may not invest in accordance with its investment objectives or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objectives.

PRINCIPAL RISKS

Each Fund has a different level of risk depending on its investment allocation in the Underlying Funds. A Fund with a longer time horizon to its target retirement date is likely to invest a greater portion of its assets in Underlying Funds that invest in equity securities. On the other hand, as a Fund approaches its target retirement date it is more likely to invest a greater portion of its assets in Underlying Funds that invest in fixed income securities. As a result, a Fund that is further from its target retirement date generally is more likely to experience the risks associated with equity securities and less likely to experience the risks associated with fixed income securities, and a Fund that is closer to its target retirement date generally is more likely to experience the risks associated with fixed income securities and less likely to experience the risks associated with equity securities. Among the principal risks of the Underlying Funds, which could adversely affect the performance of a Fund, are:

Fixed Income Securities Risks

- Credit Risk

- Interest Rate Risk

- Maturity Risk

- Mortgage- and Asset-Backed Security Risk

- High-Yield Bond Risk

- Liquidity Risk

- High Portfolio Turnover

- Market Risk

- Foreign Securities Risk

U.S. and International Equity Securities Risks

- Growth Securities Risk

- Value Securities Risk

- Foreign Securities Risk

- Smaller Company Risk

- High Portfolio Turnover

- Market Risk

- Short Sales Risk

- Leverage Risk

- REIT Risk

Please see "The Underlying Funds: Investment Risks" at page 12 for a description of these principal risks and other risks associated with the Underlying Funds.

ASSET ALLOCATION

Although allocation among different asset classes generally limits a Fund's exposure to the risks of any one class, the risk remains that the Manager may favor an asset class that performs poorly relative to the other asset class. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market.

Under these circumstances, if the Fund were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters.

CONCENTRATION RISK

In connection with the asset allocation process, a Fund may from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that a Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund.

"FUND OF FUNDS" STRUCTURE AND EXPENSES

The term "fund of funds" is used to describe mutual funds, such as the Funds, that pursue their investment objectives by investing in other mutual funds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests, in addition to the Fund's direct fees and expenses. Your cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

INVESTMENT IN AFFILIATED UNDERLYING FUNDS

The Manager has discretion, within the terms of this Prospectus, to select and substitute Underlying Funds and to establish target weightings. The Manager may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. Similarly, the portfolio manager may have an incentive to select certain Underlying Funds due to compensation considerations. However, the Manager and portfolio managers have a fiduciary duty to the Funds to act in their best interests when selecting Underlying Funds, and the Board of Directors of the Funds (the "Board") oversees the Manager's performance.

NOT INSURED--YOU COULD LOSE MONEY

Before considering an investment in a Fund, you should understand that you could lose money.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

NAV WILL FLUCTUATE

The value of Fund shares, also known as the net asset value (NAV), fluctuates based on the value of the Fund's holdings.

MORE INFORMATION

The next section of this Prospectus gives you more detailed information about the performance and expenses of each of the Funds. Please review it carefully.

PAST PERFORMANCE

As the Funds have not yet commenced operations as of the date of this Prospectus, no performance information is available.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

MAINSTAY RETIREMENT 2010 FUND

  SHAREHOLDER FEES
  (fees paid directly from your investment)                     CLASS A    CLASS I    CLASS R1    CLASS R2    CLASS R3
  Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)

  Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of the original offering price or redemption proceeds)(1)



  Redemption Fee
  (as a percentage of redemption proceeds)

  Maximum Account Fee



  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee



  Distribution and/or Service (12b-1) Fees(2)




  Other Expenses(3)



  Acquired (Underlying) Fund Fees and Expenses(4)

  Total Annual Fund Operating Expenses



  Less Reimbursements(5)

  Net Annual Fund and Underlying Fund Expenses(5)



  Net Annual Fund Operating Expenses (excluding Underlying
  Fund Operating Expenses)(5)




MAINSTAY RETIREMENT 2020 FUND

  SHAREHOLDER FEES
  (fees paid directly from your investment)                     CLASS A    CLASS I    CLASS R1    CLASS R2    CLASS R3
  Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)

  Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of the original offering price or redemption proceeds)(1)



  Redemption Fee
  (as a percentage of redemption proceeds)

  Maximum Account Fee



  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee



  Distribution and/or Service (12b-1) Fees(2)

  Other Expenses(3)



  Acquired (Underlying) Fund Fees and Expenses(4)

  Total Annual Fund Operating Expenses



  Less Reimbursements(5)

  Net Annual Fund and Underlying Fund Expenses(5)



  Net Annual Fund Operating Expenses (excluding Underlying
  Fund Operating Expenses)(5)




MAINSTAY RETIREMENT 2030 FUND

  SHAREHOLDER FEES
  (fees paid directly from your investment)                     CLASS A    CLASS I    CLASS R1    CLASS R2    CLASS R3
  Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)

  Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of the original offering price or redemption proceeds)(1)



  Redemption Fee
  (as a percentage of redemption proceeds)

  Maximum Account Fee



  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee



  Distribution and/or Service (12b-1) Fees(2)

  Other Expenses(3)



  Acquired (Underlying) Fund Fees and Expenses(4)

  Total Annual Fund Operating Expenses



  Less Reimbursements(5)

  Net Annual Fund and Underlying Fund Expenses(5)



  Net Annual Fund Operating Expenses (excluding Underlying
  Fund Operating Expenses)(5)




MAINSTAY RETIREMENT 2040 FUND

                        SHAREHOLDER FEES
  (fees paid directly from your investment)                     CLASS A    CLASS I    CLASS R1    CLASS R2    CLASS R3
  Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)

  Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of the original offering price or redemption proceeds)(1)



  Redemption Fee
  (as a percentage of redemption proceeds)

  Maximum Account Fee



  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee



  Distribution and/or Service (12b-1) Fees(2)

  Other Expenses(3)



  Acquired (Underlying) Fund Fees and Expenses(4)

  Total Annual Fund Operating Expenses



  Less Reimbursements(5)

  Net Annual Fund and Underlying Fund Expenses(5)



  Net Annual Fund Operating Expenses (excluding Underlying
  Fund Operating Expenses)(5)




MAINSTAY RETIREMENT 2050 FUND

  SHAREHOLDER FEES
  (fees paid directly from your investment)                     CLASS A    CLASS I    CLASS R1    CLASS R2    CLASS R3
  Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)

  Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of the original offering price or redemption proceeds)(1)



  Redemption Fee
  (as a percentage of redemption proceeds)

  Maximum Account Fee



  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee



  Distribution and/or Service (12b-1) Fees(2)

  Other Expenses(3)



  Acquired (Underlying) Fund Fees and Expenses(4)

  Total Annual Fund Operating Expenses



  Less Reimbursements(5)

  Net Annual Fund and Underlying Fund Expenses(5)



  Net Annual Fund Operating Expenses (excluding Underlying
  Fund Operating Expenses)(5)




1 Generally, Class A shares of the Funds are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased at net asset value.

2 Because the 12b-1 fee is an ongoing fee charged against the assets of the Funds, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

3 "Other expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes, and are based on estimates.

4 In addition to the Total Annual Fund Operating Expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. The table shows the Funds' estimated indirect expense from investing in the Underlying Funds based on the anticipated allocation of each Fund's assets among the Underlying Funds and the Underlying Funds' operating expenses during their last fiscal year. This expense may be higher or lower over time depending on the allocation of the Fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

5 [Effective [        ], 2007, NYLIM has entered into a written expense
limitation agreement under which it has agreed through May 1, 2008 to reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Underlying Fund operating expenses) do not exceed the following amounts of
average daily net assets for each class: Class A, [    ]%; Class I, [    ]%;
Class R1, [    ]%; Class R2, [    ]%; and Class R3, [    ]%. There is no
guarantee that the contractual reimbursements will continue after that date. NYLIM may recoup the amount of any expense reimbursements from the Funds pursuant to the agreements if such action does not cause the Funds to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.]

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Funds for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Examples also assume that your investment has a 5% return each year, that the Funds' assets are invested in accordance with the target allocations, that the Funds' and Underlying Funds' operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

MAINSTAY RETIREMENT 2010 FUND

                  CLASS A    CLASS I   CLASS R1   CLASS R2   CLASS R3
   EXPENSES
  AFTER
    1 Year         $         $          $          $          $
    3 Years        $         $          $          $          $

MAINSTAY RETIREMENT 2020 FUND

                  CLASS A    CLASS I   CLASS R1   CLASS R2   CLASS R3
   EXPENSES
     AFTER
    1 Year         $         $          $          $          $
    3 Years        $         $          $          $          $

MAINSTAY RETIREMENT 2030 FUND

                  CLASS A    CLASS I   CLASS R1   CLASS R2   CLASS R3
   EXPENSES
     AFTER
    1 Year         $         $          $          $          $
    3 Years        $         $          $          $          $

MAINSTAY RETIREMENT 2040 FUND

                  Class A    Class I   Class R1   Class R2   Class R3
   EXPENSES
     AFTER
    1 Year         $         $          $          $          $
    3 Years        $         $          $          $          $

MAINSTAY RETIREMENT 2050 FUND

                  CLASS A    CLASS I   CLASS R1   CLASS R2   CLASS R3
   EXPENSES
     AFTER
    1 Year         $         $          $          $          $
    3 Years        $         $          $          $          $

                      [This page intentionally left blank]

THE UNDERLYING FUNDS: INVESTMENT RISKS

Information about the Funds' principal investments, investment practices and principal risks appears at the beginning of this Prospectus. The information below describes in greater detail the investment risks pertinent to the Underlying Funds.

Additional information about the investment practices of the Funds and Underlying Funds and risks pertinent to these practices is included in the Statement of Additional Information (SAI) (see the back cover of this Prospectus).

PRINCIPAL INVESTMENT RISKS OF THE UNDERLYING FUNDS

- Market Risk: The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results.

- Growth Securities Risk: Certain Underlying Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth. Such "growth securities" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

- Value Securities Risk: Certain Underlying Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value securities" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's securities may decline or may not approach the value that the portfolio manager anticipates.

- Foreign Securities Risk: Foreign investments could be more difficult to sell than U.S. investments. They also may subject an Underlying Fund to risks different from investing in U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There also may be difficulty in invoking legal protections across borders. In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

  Some foreign securities are issued by companies organized outside the U.S. and are traded only or primarily in trading markets outside the U.S. These foreign securities can be subject to most, if not all, of the risks of foreign

                                          THE UNDERLYING FUNDS: INVESTMENT RISKS

  investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the U.S. but are denominated in U.S. dollars. These securities are subject to some but not all of the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar denominated securities traded in U.S. securities markets.

  Many of the foreign securities in which the Underlying Funds invest will be denominated in foreign currency. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of an Underlying Funds' assets. However, an Underlying Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar.

- Smaller Company Risk: The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

- Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating, or other news affects the market's perception of the issuer's credit risk. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies or instrumentalities are not guaranteed by the U.S. Government. Participation interests in municipal securities also are subject to the risk of default by the issuing bank.

- Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the Underlying Funds' portfolios will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Underlying Funds' portfolios generally will rise.

- Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities therefore will be more volatile than other fixed income securities with shorter maturities because changes in interest rates are increasingly difficult to predict over longer periods of time. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of an Underlying Fund's fixed income investments will affect the volatility of its share price.

- Mortgage- and Asset-Backed Security Risk: Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose values are

THE UNDERLYING FUNDS: INVESTMENT RISKS

  based on underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. A portfolio manager's ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities also may be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be less of the underlying debt prepaid, which would cause the average bond maturity to rise and increase the potential for a Fund to lose money as interest rates rise.

- High-Yield Bond Risk: High-yield debt securities (sometimes called "junk bonds") are rated lower than Baa by Moody's or BBB by S&P or, if not rated, are determined to be of equivalent quality by the portfolio manager and are sometimes considered speculative. Investments in high-yield bonds or "junk bonds" involve special risks in addition to the risks associated with investments in higher rated debt securities. High-yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

- Liquidity Risk: Certain of the Underlying Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing an Underlying Fund from selling these illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

- High Portfolio Turnover: Portfolio turnover measures the amount of trading an Underlying Fund does during the year. Due to its trading strategies, an Underlying Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Underlying Fund is found in its Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (at or over 100%) often have higher transaction costs (which are paid by the Underlying Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

- Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. An Underlying Fund may have substantial short positions and may borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons.

  When borrowing a security for delivery to a buyer, an Underlying Fund also may be required to pay a premium and other transaction costs, which would

                                          THE UNDERLYING FUNDS: INVESTMENT RISKS

  increase the cost of the security sold short. An Underlying Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when an Underlying Fund is unable to borrow the same security for delivery. In that case, the Underlying Fund would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

  Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

- Leverage Risk: By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage, which creates special risks. The use of leverage may increase an Underlying Fund's exposure to long equity positions and make any change in the Underlying Fund's NAV greater than without the use of leverage. This could result in increased volatility of returns. There is no guarantee that an Underlying Fund will leverage its portfolio, or if it does, that the Underlying Fund's leveraging strategy will be successful. An Underlying Fund cannot guarantee that the use of leverage will produce a higher return on an investment.

- Real Estate Investment Trust Risk: Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

SHAREHOLDER GUIDE

The following pages are intended to help you understand the costs associated with buying, holding and selling your Fund investments.

BEFORE YOU INVEST:
DECIDING WHICH MAINSTAY CLASS OF SHARES TO BUY

This Prospectus offers Class A, I, R1, R2 and R3 shares of the Funds. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon how you wish to purchase shares of a Fund, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Important factors to consider include:

- how much you plan to invest;

- how long you plan to hold your shares; and

- total expenses associated with each class of shares; and

- whether you qualify for any reduction or waiver of sales charge.

As with any business, running a mutual fund involves costs. There are regular Fund operating costs, such as investment advisory fees, marketing and distribution expenses, and custodial, transfer agency, legal and accounting fees. These fund-wide operating costs are typically paid from the assets of a Fund, and thus, all investors in the Fund indirectly share the costs. These expenses for each Fund are presented earlier in this Prospectus in the tables titled, "Fees and Expenses of the Fund," under the heading, "Annual Fund Operating Expenses." As the fee tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, the costs may be allocated differently among the share classes. Most significant among the class-specific costs are:

- DISTRIBUTION AND/OR SERVICE (12B-1) FEE -- named after the SEC rule that permits their payment, "12b-1 fees" are paid by a class of shares to the Fund's distributor, NYLIFE Distributors LLC ("Distributor"), for distribution and/or shareholder services such as marketing and selling Fund shares, compensating brokers and others who sell Fund shares, advertising, printing and mailing of prospectuses, responding to shareholder inquiries, etc.

- SHAREHOLDER SERVICE FEE -- this fee covers certain services provided to retirement plans investing in Class R1, Class R2 and Class R3 that are not included under a Fund's 12b-1 plan, such as certain account establishment and maintenance, order processing and communication services.

An important point to keep in mind about 12b-1 fees and shareholder service fees is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid.

In addition to regular Fund operating costs, there are costs associated with an individual investor's transactions and account, such as the compensation paid to

                                                               SHAREHOLDER GUIDE

your financial advisor for helping you with your investment decisions or redemption fees imposed to discourage short-term trading. The Funds may cover such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption. These charges and fees for each Fund are presented earlier in this Prospectus in the tables titled, "Fees and Expenses of the Fund," under the heading, "Shareholder Fees." Such charges and fees include:

- INITIAL SALES CHARGE--also known as a "front-end sales load," refers to a charge that is deducted from your initial investment in Class A shares and is used to compensate the Distributor and/or your financial advisor for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the amount available to purchase Fund shares.

- CONTINGENT DEFERRED SALES CHARGE--also known as a "CDSC" or "back-end sales load," refers to a sales load that is deducted from the proceeds when you redeem Fund shares (that is, sell shares back to the Fund). The amount of the CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of purchase, the Distributor typically pays your financial advisor a commission up-front. In part to compensate the Distributor for this expense over time, you will pay an ongoing 12b-1 fee. Over time, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail in this Shareholder Guide. The following table gives you a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes

                     CLASS A   CLASS I   CLASS R1   CLASS R2       CLASS R3
  Initial sales       Yes      None       None       None            None
  charge

  Contingent         None(1)   None       None       None            None
  deferred sales
  charge



  Ongoing service    0.25%     None       None      0.25%            0.25%
  and/or                                                       distribution and
  distribution fee                                               0.25% service
  (Rule 12b-1 fee)                                               (0.50% total)

  Shareholder         None     None      0.10%      0.10%            0.10%
  service fee



  Redemption fee      None     None       None       None            None

  Conversion          None     None       None       None            None
  feature



  Purchase maximum    None     None       None       None            None

1 Except on certain redemptions on purchases of $1 million or more made without an initial sales charge.

The following discussion is not intended to be investment advice or a recommendation because each investor's financial situation and considerations are different. Additionally, certain Funds have sales charge and expense structures that may alter your analysis as to which share class is most appropriate for your needs. This analysis can best be made by discussing your situation and the factors mentioned above with your financial advisor. Generally, however, Class I shares are the most economical, regardless of amount invested or intended holding period, but are offered only to certain institutional investors or through certain financial intermediary accounts. Class R1, R2 and Class R3 shares are available only to certain employer-sponsored retirement plans.

SHAREHOLDER GUIDE

CLASS A SHARE CONSIDERATIONS

- When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers on Class A Shares").

- Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in other share classes.

CLASS I CONSIDERATIONS

- You pay no initial sales charge or CDSC on an investment in Class I shares.

- You do not pay any ongoing service or distribution fees.

- You may buy Class I shares if you are an:

  - INSTITUTIONAL INVESTOR

    - certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through NYLIM Retirement Plan Services or NYLIFE Distributors LLC;

    - certain financial institutions, endowments, foundations or corporations with a service arrangement through NYLIFE Distributors LLC or its affiliates; or

    - purchases through a program sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with NYLIFE Distributors LLC.

  - INDIVIDUAL INVESTOR--who is initially investing at least $5 million in any single MainStay Fund.

  - EXISTING CLASS I SHAREHOLDER--who owned shares of the No-Load Class of any Eclipse Fund as of December 31, 2003, which class was renamed MainStay Class I on January 1, 2004.

CLASS R1, R2 AND R3 CONSIDERATIONS

- You pay no initial sales charge or CDSC on an investment in Class R1, Class R2 or Class R3 shares.

- You pay ongoing shareholder service fees for Class R1, Class R2 and Class R3 shares. You also pay ongoing service and/or distribution fees for Class R2 and Class R3 shares.

- Class R1, Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with NYLIM Retirement Plan Services or NYLIFE Distributors LLC, including:

  - Section 401(a) and 457 plans;

  - Certain section 403(b)(7) plans;

  - 401(k), profit sharing, money purchase pension and defined benefit plans;
    and

  - Non-qualified deferred compensation plans.

INFORMATION ON SALES CHARGES

Class A Shares

The initial sales charge you pay when you buy Class A shares differs depending upon the Fund you choose and the amount you invest, as indicated in the following tables. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under "Sales Charge Reductions and Waivers on Class A Shares." Any applicable sales charge will be deducted

                                                               SHAREHOLDER GUIDE

directly from your investment. All or a portion of the sales charge may be retained by the Distributor or allocated to your dealer/financial advisor as a concession.

                                   SALES CHARGES(1) AS A
                                       PERCENTAGE OF                     TYPICAL DEALER
                             ----------------------------------          CONCESSION AS A
  PURCHASE                      OFFERING              NET                       %
  AMOUNT                         PRICE             INVESTMENT           OF OFFERING PRICE
  Less than $50,000              5.50%               5.82%                    4.75%
  $50,000 to $99,999             4.50%               4.71%                    4.00%



  $100,000 to $249,999           3.50%               3.63%                    3.00%
  $250,000 to $499,999           2.50%               2.56%                    2.00%



  $500,000 to $999,999           2.00%               2.04%                    1.75%
  $1,000,000 or more(2)           None                None                     None

(1) The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
(2) No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Fund's Distributor may pay a commission to dealers on these purchases from its own resources.

SALES CHARGE REDUCTIONS AND WAIVERS ON CLASS A SHARES

Reducing the Initial Sales Charge on Class A Shares

You may be eligible to buy Class A shares of the Funds at one of the reduced sales charge rates shown in the tables above through a Right of Accumulation or a Letter of Intent, as described below. You may also be eligible for a waiver of the initial sales charge as set forth below. Each Fund reserves the right to modify or eliminate these programs at any time.

- RIGHT OF ACCUMULATION

  A Right of Accumulation allows you to reduce the initial sales charge, as shown in the table above, by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Class A, Class B or Class C shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Cash Reserves Fund or MainStay Money Market Fund (which are offered in a separate prospectus), investments in Class I shares, or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan.

  For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $10,000 in a Fund, using your Right of Accumulation you can invest that $10,000 in Class A shares and pay the reduced sales charge rate normally applicable to a $105,000 investment.

  For more information, see "Purchase, Redemption, Exchanges and Repurchase -- Reduced Sales Charges" in the Statement of Additional Information.

- LETTER OF INTENT

  Where the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse, or children under age 21 intend to make in the near future. A Letter of Intent is a written statement to the Distributor of your intention to purchase Class A shares of one or more MainStay Funds (excluding the MainStay Cash Reserves Fund or MainStay Money Market Fund not previously

SHAREHOLDER GUIDE

  invested in another Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Class A shares of the Funds purchased during that period. You can include purchases made up to 90 days before the date of the Letter of Intent. You can also apply a Right of Accumulation to these purchases.

  Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, however, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Funds' transfer agent for this purpose. For more information, see "Purchase, Redemption, Exchanges and Repurchase -- Letter of Intent" in the Fund's Statement of Additional Information.

- YOUR RESPONSIBILITY

  To receive the reduced sales charge, you must inform the Fund's Distributor of your eligibility and holdings at the time of your purchase if you are buying shares directly from the Funds. If you are buying shares through a financial intermediary firm, you must tell your financial advisor of your eligibility for Right of Accumulation or a Letter of Intent at the time of your purchase.

  To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Distributor or your financial advisor a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse, or your minor children, as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current net asset value per share to determine what Class A sales charge rate you may qualify for on your current purchase. IF YOU DO NOT INFORM THE DISTRIBUTOR OR YOUR FINANCIAL ADVISOR OF ALL OF THE HOLDINGS OR PLANNED PURCHASES THAT MAKE YOU ELIGIBLE FOR A SALES CHARGE REDUCTION OR DO NOT PROVIDE REQUESTED DOCUMENTATION, YOU MAY NOT RECEIVE A DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

  More information on Class A share sales charge discounts is available in the Statement of Additional Information (see "Purchase, Redemption, Exchanges and Repurchase") or on the internet at www.mainstayfunds.com (under the "Shareholder Services" tab).

  "Spouse" with respect to Right of Accumulation and Letter of Intent is defined as the person to whom you are legally married. We also consider your spouse to include the following: i) an individual of the same gender with whom you have been joined in a civil union, or legal contract similar to marriage; ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide personal or financial welfare of the other without a fee; or iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

                                                               SHAREHOLDER GUIDE

Group Retirement Plan Purchases

You will not pay an initial sales charge if you purchase Class A shares through a group retirement plan (other than non-ERISA 403(b)(7) plans and IRA plans) that meets certain criteria, including:

- 50 or more participants;

- an aggregate investment in shares of any class of the MainStay Funds of $1,000,000 or more; or

However, Class A shares purchased through a group retirement plan (other than non-ERISA 403(b)(7) plans and IRA plans) will be subject to a contingent deferred sales charge upon redemption. If your plan currently holds Class B shares, please consult your recordkeeper or other plan administrative service provider concerning their ability to maintain shares in two different classes.

Purchases Through Financial Services Firms

You may be eligible for elimination of the initial sales charge if you purchase shares through a financial services firm (such as a broker-dealer, investment advisor or financial institution) that has a contractual arrangement with the Distributor. The Funds have authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the Fund and will be priced at the next computed NAV. Financial services firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts and exchange privileges. Please read their program materials for any special provisions or additional service features that may apply to investing in the Funds through these firms.

529 Plans

When shares of the Funds are sold to a qualified tuition program operating under
Section 529 of the Internal Revenue Code, such a program may purchase Class A shares without an initial sales load.

Other Waivers

There are other categories of purchasers who do not pay initial sales charges on Class A shares, such as personnel of the Funds and of New York Life and their affiliates or shareholders who owned shares of the Service Class of any Eclipse Fund as of December 31, 2003. These categories are described in the SAI.

Contingent Deferred Sales Charge

If your initial sales charge is eliminated, we may impose a CDSC of 1% if you redeem or exchange your shares within one year. The Fund's Distributor may pay a commission to dealers on these purchases from its own resources.

For more information about these considerations, call your financial advisor or the Funds' transfer agent, NYLIM Service Company LLC ("MainStay Investments"), an affiliate of NYLIM, toll-free at 1-800-MAINSTAY (1-800-624-6782), and read the information under "Purchase, Redemption, Exchanges and Repurchase--Contingent Deferred Sales Charge, Class A" in the SAI.

INFORMATION ON FEES

Rule 12b-1 Plans

Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for certain classes of shares pursuant to which service and/or distribution fees are

SHAREHOLDER GUIDE

paid to the Distributor. The Class A and Class R2 12b-1 plans typically provide for payment for distribution or service activities of up to 0.25% of the average annual net assets of Class A or Class R2 shares of the Fund, respectively. The Class R3 12b-1 plan typically provides for payment of 0.25% for distribution and 0.25% for service activities, in each case, of the average annual net assets of Class R3 shares of the Fund. The distribution fee is intended to pay the Distributor for distribution services, which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the Distributor for providing shareholders with personal services and maintaining shareholder accounts. The portion of the 12b-1 fee dedicated to shareholder service activities is in addition to the shareholder service fee paid pursuant to the Shareholder Services Plans adopted by Class R1, Class R2 and Class R3 shares. The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Fund and may cost more than other types of sales charges.

Small Account Fee

Several of the Funds have a relatively large number of shareholders with small account balances. Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Funds are implementing a small account fee. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually). The fee may be deducted directly from your fund balance. This small account fee will not apply to certain types of accounts including retirement plan services bundled accounts, investment-only retirement accounts, accounts with active AutoInvest plans or systematic investment programs where the Funds deduct directly from the client's checking or savings account, NYLIM SIMPLE IRA Plan Accounts, SEP IRA Accounts and 403(b)(7) accounts that have been funded/established for less than 1 year and accounts serviced by unaffiliated broker/dealers or third party administrators (other than NYLIM SIMPLE IRA Plan Accounts). This small account fee will be deducted on or about March 1st and September 1st each year. The Funds may, from time to time, consider and implement additional measures to increase average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact The MainStay Funds by calling toll-free 1-800-MAINSTAY (1-800-624-6782) for more information.

Shareholder Services Plans

Each Fund covered by this prospectus has adopted a shareholder services plan with respect to Class R1, Class R2 and Class R3 shares. Under the terms of the shareholder services plans, each Fund's Class R1, Class R2 or Class R3 shares are authorized to pay to NYLIM, its affiliates, or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R1, Class R2 or Class R3 shares, a shareholder service fee at the rate of 0.10% on an annualized basis of the average daily net assets of Class R1, Class R2 or Class R3 shares of such Fund.

Pursuant to the shareholder services plans, each Fund's Class R1, Class R2 or Class R3 shares may pay for shareholder services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the Fund and may cost more

                                                               SHAREHOLDER GUIDE

than certain types of sales charges. With respect to the Class R2 and Class R3 shares, these services are in addition to those services that are provided under the Class R2 or Class R3 12b-1 plan.

COMPENSATION TO DEALERS

Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the Funds and shareholders. Such compensation varies depending upon the Fund sold, the amount invested, the share class purchased, the amount of time that shares are held, and/or the services provided.

- The Distributor pays sales concessions to dealers, as described in the tables under "Information on Sales Charges" above, on the purchase price of Class A shares sold subject to a sales charge. The Distributor retains the difference between the sales charge that you pay and the portion that is paid to dealers as a sales concession.

- The Distributor or an affiliate, from its own resources, pays a sales concession of up to 1.00% on the purchase price of Class A shares, sold at net asset value, to dealers at the time of sale.

- The Distributor pays, pursuant to a 12b-1 plan, distribution-related and other service fees to qualified dealers for providing certain shareholder services.

- In addition to payments described above, the Distributor or an affiliate, from its own resources, pays other significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of Fund shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.40% on new sales and/or up to 0.20% annually on assets held.

- The Distributor may pay a finder's fee or other compensation to third parties in connection with the sale of Fund shares and/or shareholder or account servicing arrangements.

- The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisors.

- The Distributor or an affiliate may also make payments for recordkeeping and other administrative services to financial intermediaries that sell Fund shares.

- Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds may use financial firms that sell Fund shares to make transactions for a Fund's portfolio, the Fund and the Manager will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Payments made from the Distributor's or an affiliate's own resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisors may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of fund shares.

SHAREHOLDER GUIDE

---------------------------

Good order means all the necessary information, signatures and documentation have been fully completed.

For more information regarding any of the types of compensation described above, see the Statement of Additional Information or consult with your financial intermediary firm or financial advisor. YOU SHOULD REVIEW CAREFULLY ANY DISCLOSURE BY YOUR FINANCIAL INTERMEDIARY FIRM AS TO COMPENSATION RECEIVED BY THAT FIRM AND/OR YOUR FINANCIAL ADVISOR.

BUYING, SELLING AND EXCHANGING MAINSTAY FUND SHARES

HOW TO OPEN YOUR ACCOUNT

The Funds are generally sold to retirement plans and individual retirement accounts only through New York Life Retirement Plan Services and certain other financial intermediaries.

If you are investing through a New York Life Retirement Plan Services IRA, you will be provided with account opening and investment materials.

Class A Shares

Return your completed MainStay Funds application in GOOD ORDER with a check payable to the MainStay Funds for the amount of your investment to your financial advisor or directly to the Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. If you place your order by phone, MainStay Investments must receive your completed application and check in good order within three business days.

Class I, R1, R2 and R3 Shares

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I, R1, R2 or R3 shares of the Funds.

If you are investing through a financial intermediary firm, the firm will assist you with opening an account. Your financial advisor may place your order by phone. MainStay Investments must receive your completed application and check in GOOD ORDER within three business days.

All Classes

You buy shares at net asset value (NAV) (plus, for Class A shares, any applicable sales charge). NAV is generally calculated as of the close of regular trading (usually 4 pm eastern time) on the New York Stock Exchange (the "Exchange") every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after MainStay Investments receives your order in good order. Alternatively, MainStay Funds has arrangements with certain financial intermediary firms such that purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a Fund's NAV next computed after acceptance by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the Funds. Receipt in good order of a purchase or redemption request for a Fund's shares before the close of business on a business day is deemed to constitute receipt of a proportional order for shares of the corresponding Underlying Funds on the same day. Therefore, both orders generally receive that day's NAV.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can

                                                               SHAREHOLDER GUIDE

be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds, or your financial advisor on their behalf, must obtain the following information for each person who opens a new account:

  - Name;

  - Date of birth (for individuals);

  - Residential or business street address (although post office boxes are still permitted for mailing); and

  - Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

FEDERAL LAW PROHIBITS THE FUNDS AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

INVESTMENT MINIMUMS

The following minimums apply if you are investing in the Funds. A minimum initial investment amount may be waived for purchases by the Boards, Directors and employees of New York Life and its affiliates and subsidiaries. The Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion.

Class A Shares

The following minimums apply if you are investing in Class A shares of the
Funds:

- $1,000 for initial and $50 for subsequent purchases of any single MainStay Fund, or

- if through AutoInvest, a monthly systematic investment plan, $500 for initial and $50 for subsequent purchases OR no initial and $100 for subsequent purchases.

Class I Shares

The following minimums apply if you are investing in Class I shares of the
Funds:

- Individual Investors--$5 million for initial purchases of any single MainStay Fund, and no minimum subsequent purchase amount, and

- Institutional Investors--no minimum initial or subsequent purchase amounts.

Class R1, R2 and R3 Shares

If you are eligible to invest in Class R1, R2 or Class R3 shares of the Funds there are no minimum initial or subsequent purchase amounts.

SHAREHOLDER GUIDE

BUYING AND SELLING MAINSTAY SHARES

OPENING YOUR ACCOUNT -- INDIVIDUAL SHAREHOLDERS

                                        HOW                                               DETAILS

  BY WIRE:             You or your registered representative      The wire must include:
                       should call MainStay Investments           * name(s) of investor(s);
                       toll-free at 1-800-MAINSTAY                * your account number; and
                       (1-800-624-6782) to obtain an account      * Fund Name and Class of shares.
                       number and wiring instructions. Wire       Your bank may charge a fee for the wire transfer.
                       the purchase amount to:
                       State Street Bank and Trust Company
                       * ABA #011-0000-28
                       * MainStay Funds (DDA #99029415)
                       * Attn: Custody and Shareholder
                         Services

                       To buy shares the same day, MainStay
                       Investments must receive your wired
                       money by 4 pm eastern time.

  BY PHONE:            Have your investment professional          * MainStay Investments must receive your application
                       call MainStay Investments toll-free          and check, payable to MainStay Funds, in good order
                       at 1-800-MAINSTAY (1-800-624-6782)           within three business days. If not, MainStay
                       between 8 am and 6 pm eastern time           Investments can cancel your order and hold you liable
                       any day the New York Stock Exchange          for costs incurred in placing it.
                       is open. Call before 4 pm to buy           Be sure to write on your check:
                       shares at the current day's NAV.           * name(s) of investor(s);
                                                                  * your account number; and
                                                                  * Fund name and Class of shares.




  BY MAIL:             Return your completed MainStay Funds       Make your check payable to MainStay Funds.
                       Application with a check for the           * $1,000 minimum
                       amount of your investment to:              Be sure to write on your check:
                       MainStay Funds                             * name(s) of investor(s); and
                       P.O. Box 8401                              * Fund name and Class of shares.
                       Boston, MA 02266-8401
                       Send overnight orders to:
                       MainStay Funds
                       c/o Boston Financial Data Services
                       30 Dan Road
                       Canton, MA 02021-2809

                                                               SHAREHOLDER GUIDE

BUYING ADDITIONAL SHARES OF THE FUNDS -- INDIVIDUAL SHAREHOLDERS

                                            HOW                                                 DETAILS

  BY WIRE:             Wire the purchase amount to:                       The wire must include:
                       State Street Bank and Trust Company                * name(s) of investor(s);
                       * ABA #011-0000-28                                 * your account number; and
                       * MainStay Funds (DDA #99029415)                   * Fund name and Class of shares.
                       * Attn: Custody and Shareholder Services.
                                                                          Your bank may charge a fee for the wire transfer.
                          To buy shares the same day, MainStay
                         Investments must receive your wired money
                         by 4 pm eastern time.

  ELECTRONICALLY:      Call MainStay Investments toll-free at             Eligible investors can purchase shares by using
                       1-800-MAINSTAY (1-800-624-6782) between 8 am       electronic debits from a designated bank account.
                       and 6 pm eastern time any day the New York         * The maximum ACH purchase amount is $100,000.
                       Stock Exchange is open to make an ACH
                       purchase; call before 4 pm to buy shares at
                       the current day's NAV; or
                        Visit us at www.mainstayfunds.com.




  BY MAIL:             Address your order to:                             Make your check payable to MainStay Funds.
                       MainStay Funds                                     * $50 minimum (for Class A shares).
                       P.O. Box 8401
                       Boston, MA 02266-8401                              Be sure to write on your check:
                                                                          * name(s) of investor(s);
                       Send overnight orders to:                          * your account number; and
                       MainStay Funds                                     * Fund name and Class of shares.
                       c/o Boston Financial Data Services
                       30 Dan Road
                       Canton, MA 02021-2809




SHAREHOLDER GUIDE

SELLING SHARES--INDIVIDUAL SHAREHOLDERS

                                        HOW                                             DETAILS

  BY CONTACTING YOUR FINANCIAL ADVISOR:                           * You may sell (redeem) your shares through your
                                                                    financial advisor or by any of the methods
                                                                    described below.

  BY PHONE:            TO RECEIVE PROCEEDS BY CHECK:              * MainStay Investments will only send checks to the
                       Call MainStay Investments toll-free          account owner at the owner's address of record
                       at 1-800-MAINSTAY (1-800-624-6782)           and generally will not send checks to addresses
                       between 8 am and 6 pm eastern time           on record for 30 days or less.
                       any day the New York Stock Exchange        * The maximum order MainStay Investments can
                       is open. Call before 4 pm eastern            process by phone is $100,000.
                       time to sell shares at the current
                       day's NAV.




                       TO RECEIVE PROCEEDS BY WIRE:               * Generally, after receiving your sell order by
                       Call MainStay Investments toll-free        phone, MainStay Investments will send the proceeds
                       at 1-800-MAINSTAY (1-800-624-6782)           by bank wire to your designated bank account the
                       between 8 am and 6 pm eastern time           next business day, although it may take up to
                       any day the New York Stock Exchange          seven days to do so. Your bank may charge you a
                       is open. Eligible investors may sell         fee to receive the wire transfer.
                       shares and have proceeds
                       electronically credited to a
                       designated bank account.                   * MainStay Investments must have your bank account
                                                                    information on file.
                                                                  * There is an $11 fee for wire redemptions.
                                                                  * The minimum wire transfer amount is $1,000.

                       TO RECEIVE PROCEEDS ELECTRONICALLY BY      * MainStay Investments must have your bank account
                       ACH:                                         information on file.
                       Call MainStay Investments toll-free        * Proceeds may take 2-3 days to reach your bank
                       at 1-800-MAINSTAY (1-800-624-6782)           account.
                       between 8 am and 6 pm eastern time         * There is no fee from MainStay Investments for
                       any day banks and the New York Stock       this transaction.
                       Exchange are open.
                       Visit us at www.mainstayfunds.com          * The maximum ACH transfer amount is $100,000.




  BY MAIL:             Address your order to:                     Write a letter of instruction that includes:
                       MainStay Funds                             * your name(s) and signature(s);
                       P.O. Box 8401                              * your account number;
                       Boston, MA 02266-8401                      * Fund name and Class of shares; and
                                                                  * dollar or share amount you want to sell.
                       Send overnight orders to:
                       MainStay Funds                             Obtain a MEDALLION SIGNATURE GUARANTEE or other
                       c/o Boston Financial Data Services         documentation, as required.
                       30 Dan Road
                       Canton, MA 02021-2809                      There is a $15 fee for checks mailed to you via
                                                                  overnight service.

                                                               SHAREHOLDER GUIDE

---------------------------


CONVENIENT, YES . . .
BUT NOT RISK-FREE. Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that the Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless the Fund or MainStay Investments fail to use established safeguards for your protection. These safeguards are among those currently in place at MainStay Funds:

-all phone calls with service representatives are tape recorded, and

-written confirmation of every transaction is sent to your address of record.

MainStay Investments and the Funds reserve the right to shut down the MainStay Audio Response System or the system might shut itself down due to technical problems.

GENERAL POLICIES
The following are MainStay Investments' general policies regarding purchase and sale of Fund shares. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you.

Buying Shares

- All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept any payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.

- MainStay Investments does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

- If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

- A Fund may, in its discretion, reject, in whole or in part, any order for the purchase of shares.

- To limit the Funds' expenses, we no longer issue share certificates.

Selling Shares

- If you have share certificates, you must return them with a written redemption request.

- Your shares will be sold at the next NAV calculated after MainStay Investments receives your request in good order. MainStay Investments will make the payment within seven days after receiving your request in good order.

- If you buy shares by check or by ACH purchase and quickly decide to sell them the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

- When you sell Class A shares when applicable, the Fund will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

- There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

- Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MainStay Investments takes reasonable measures to verify the order.

- Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

- MainStay Investments requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

- MainStay Investments requires a written order to sell shares and a Medallion signature guarantee if:

  - MainStay Investments does not have on file required bank information to wire funds;

  - the proceeds from the sale will exceed $100,000;

SHAREHOLDER GUIDE

  - the proceeds of the sale are to be sent to an address other than the address of record; or

  - the proceeds are to be payable to someone other than the account holder(s).

- In the interest of all shareholders, the Funds reserve the right to:

  - change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

  - change or discontinue the systematic withdrawal plan upon notice to shareholders;

  - close accounts with balances less than $500 invested in Class A shares (by redeeming all shares held and sending proceeds to the address of record); and/or

  - change the minimum investment amounts.

Additional Information

You may receive confirmation statements that describe your transaction. You should review the information in the confirmation statements carefully. If you notice an error, you should call your Investment Dealer or MainStay Investments immediately. If you or your Investment Dealer fails to notify MainStay Investments within one year of the transaction, you may be required to bear the costs of correction.

The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party--bank, broker, 401(k), financial advisor, or financial supermarket--there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in a Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time any of the Funds may close and reopen to new investors or new share purchases at its discretion. Due to the nature of their portfolio investments, certain Funds may be more likely to close and reopen than others. If a Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund. If a Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that Fund unless you are already a shareholder of such Fund.

Medallion Signature Guarantees

A Medallion signature guarantee helps protect against fraud. To protect your account, each Fund and MainStay Investments from fraud, Medallion signature guarantees are required to enable MainStay Investments to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion signature guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion signature guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP), or the New York Stock Exchange Medallion Signature Program
(MSP). Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion signature guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion signature guarantee will be rejected.

                                                               SHAREHOLDER GUIDE

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for further details.

Investing for Retirement

You can purchase shares of the Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use the MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans and for 403(b)(7) TSA Custodial Accounts. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

PURCHASES-IN-KIND

You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares ("in kind purchase"). In kind purchases may be made only upon the Funds' approval and determination that the securities are acceptable investments for the Fund, and are purchased consistent with the Fund's procedures relating to in kind purchases.

REDEMPTIONS-IN-KIND

The Funds reserve the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund's portfolio in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

SHAREHOLDER GUIDE

---------------------------

Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

THE REINVESTMENT PRIVILEGE MAY HELP YOU AVOID SALES CHARGES

When you sell shares, you have the right--for 90 days--to reinvest any or all of the money in the same account and class of shares without paying another sales charge (as long as those shares haven't been reinvested once already). If you paid a sales charge when you redeemed you'll receive a pro rata credit for reinvesting in the same account and class of shares.


SHAREHOLDER SERVICES


Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application by accessing your shareholder account on the internet at www.mainstayfunds.com, contacting your financial advisor for instructions, or by calling MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for a form.

Systematic Investing--Individual Shareholders Only

MainStay offers three automatic investment plans:

1. AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

- make regularly scheduled investments; and/or

- purchase shares whenever you choose.

2. Dividend reinvestment

Automatically reinvest dividends and distributions from one MainStay Fund into the same Fund or the same Class of any other MainStay Fund.

3. Payroll deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

Systematic Withdrawal Plan--Individual Shareholders Only

Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of the initial request and shares must not be in certificate form.

The Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds

You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. You may not exchange shares between classes.

                                                               SHAREHOLDER GUIDE

---------------------------

MainStay Investments tries to make investing easy by offering a variety of programs to buy, sell and exchange Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.
---------------------------

Selling and exchanging shares may result in a gain or loss and there-fore may be subject to taxes. Consult your tax adviser on the conse-quences.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of certain series of any other open-end investment companies sponsored, advised, or administered by NYLIM or any affiliate thereof, which are offered in separate prospectuses, including:

- MainStay All Cap Growth Fund                - MainStay International Equity Fund
- MainStay All Cap Value Fund                 - MainStay Large Cap Growth Fund
- MainStay Balanced Fund                      - MainStay Large Cap Opportunity Fund*
- MainStay Capital Appreciation Fund          - MainStay MAP Fund
- MainStay Cash Reserves Fund                 - MainStay Mid Cap Growth
- MainStay Common Stock Fund                  - MainStay Mid Cap Opportunity Fund
- MainStay Convertible Fund                   - MainStay Mid Cap Value Fund
- MainStay Diversified Income Fund            - MainStay Money Market Fund
- MainStay Floating Rate Fund                 - MainStay S&P(R) 500 Index Fund
- MainStay Global High Income                 - MainStay Short Term Bond Fund
- MainStay Government Fund                    - MainStay Small Cap Growth Fund
- MainStay Growth Equity Fund*                - MainStay Small Cap Opportunity Fund
- MainStay High Yield Corporate Bond Fund     - MainStay Small Cap Value Fund
- MainStay ICAP Equity Fund                   - MainStay Tax Free Bond Fund
- MainStay ICAP International Fund            - MainStay Total Return Fund
- MainStay ICAP Select Equity Fund            - MainStay Value Fund
- MainStay Income Manager Fund                - MainStay 130/30 Core Fund
- MainStay Indexed Bond Fund                  - MainStay 130/30 Growth Fund
- MainStay Intermediate Team Bond Fund        - MainStay 130/30 International Fund

* Offered only to residents of Connecticut, Maryland, New Jersey and New York.

Before making an exchange request, read the prospectus of the Fund you wish to purchase by exchange. You can obtain a prospectus for any Fund by contacting your broker, financial advisor or other financial institution or by calling the MainStay Funds at 1-800-MAINSTAY (1-800-624-6782).

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that Fund. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

The exchange privilege is not intended as a vehicle for short term trading, nor are the Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (See "Excessive Purchases and Redemptions on Exchanges".)

The Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge. Sales charges apply when you exchange Class A shares of the Money Market Fund, offered in a different prospectus, for Class A shares of another Fund, unless you've already paid the sales charge on those shares.

In addition, if you exchange Class A shares of a Fund subject to the 1% CDSC into Class A shares of the Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Class A shares of another MainStay Fund.

SHAREHOLDER GUIDE

EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES

The Funds are not intended to be used as a vehicle for excessive or short-term trading (such as market timing). The interests of a Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund's investment strategies or negatively impact Fund performance. For example, the Manager might have to maintain more of a Fund's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, trade infrequently, or are relatively illiquid (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. Accordingly, the Funds' Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. These policies are discussed more fully below. There is the risk that the Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. A Fund may change its policies or procedures at any time without prior notice to shareholders.

The Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor's financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Funds. In addition, the Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in this Prospectus) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect a Fund or its operations, including those from any individual or group who, in the Funds' judgment, is likely to harm Fund shareholders. Pursuant to the Funds' policies and procedures, a Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund's long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a money market fund are not subject to the surveillance procedures. Exceptions are subject to the advance approval by the Funds' Chief Compliance Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the Funds' policies and procedures, no Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of Fund shares.

The Funds, through MainStay Investments and the Distributor, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. As part of this surveillance process, the Funds examine transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. To the

                                                               SHAREHOLDER GUIDE

extent identified under these surveillance procedures, a Fund will place a "block" on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60 day period in that Fund. The Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate the Funds may rely on a financial intermediary to apply its market timing procedures to an omnibus account. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Funds' Chief Compliance Officer that such investment programs and strategies are consistent with the foregoing, for example they either work from an asset allocation model or direct transactions to conform to a model portfolio.

In addition to these measures, the Funds may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading, which fee is described under "Information on Fees--Redemption Fee".

While the Funds discourage excessive or short-term trading, there is no assurance that the Funds or their procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The Funds' ability to reasonably detect all such trading may be limited, for example, where the Funds must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to Fund shareholders.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE

Determining the Fund's Share Prices (NAV) and the Valuation of Securities

Each Fund generally calculates the value of its investments (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (usually 4:00 pm eastern time) every day the Exchange is open. The net asset value per share for a class of shares is determined by dividing the value of a Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. With respect to any portion of a Fund's assets that are invested in one or more Underlying Funds, the Fund's NAV is calculated based upon the NAVs of those Underlying Funds, (Please refer to the Underlying Funds' prospectuses for a description of how the securities held by such funds may be valued). The value of a Fund's other investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Fund's securities after the close of trading on the principal markets on which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager determines a particular event would materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. If an Underlying Fund invests in portfolio securities that are primarily listed on foreign exchanges that

SHAREHOLDER GUIDE

trade on weekends or other days when a Fund does not price its shares, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Funds and has delegated day-to-day responsibility for fair value determinations to the Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain Funds' fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Portfolio Holdings Information

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities holdings is available in the Funds' Statement of Additional Information. MainStay Funds will publish quarterly a list of each Fund's ten largest holdings and publish monthly a complete schedule of the Fund's portfolio holdings on the internet at www.mainstayfunds.com. You may also obtain this information by calling toll-free 1-800-MAINSTAY (1-800-624-6782). Disclosure of the Funds' portfolio holdings will be made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month. In addition, disclosure of the Funds' top ten holdings will be made quarterly no earlier than 15 days after the end of each calendar quarter. The Funds' quarterly top ten holdings information will also be provided in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q (when available).

FUND EARNINGS

Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by each Fund will vary based on the income from its investments and the expenses incurred by the Fund.

When the Funds Pay Dividends

The Funds declare and pay any dividends at least once a year. Dividends are normally paid on the first business day of each month after a dividend is declared. You begin earning dividends the next business day after MainStay Investments receives your purchase request in good order.

                                                               SHAREHOLDER GUIDE

---------------------------

MainStay Investments reserves the right to automatically reinvest dividend distributions of less than $10.00.


---------------------------

If you prefer to reinvest dividends and/or capital gains in another Fund, you must first establish an account in that class of shares of the Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

---------------------------

DO NOT OVERLOOK SALES CHARGES. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

---------------------------

SEEK PROFESSIONAL ASSISTANCE. Your financial adviser can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser. For additional information on federal, state and local taxation, see the Statement of Additional Information.

---------------------------

BUY AFTER THE DIVIDEND PAYMENT. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

Capital Gains
The Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Capital Gains

The Funds will normally distribute any capital gains to shareholders in December.
How to Take Your Earnings
You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial advisor (if permitted by your broker-dealer) or MainStay Investments directly. The seven choices are:
1. Reinvest dividends and capital gains in:

   - the same Fund; or

   - another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).

2. Take the dividends in cash and reinvest the capital gains in the same Fund.

3. Take the capital gains in cash and reinvest the dividends in the same Fund.

4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same Fund.

5. Take dividends and capital gains in cash.

6. Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original Fund.

7. Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same Fund.

UNDERSTAND THE TAX CONSEQUENCES

Distribution received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law. If you are not a tax-exempt shareholder, virtually all of the dividends and capital gains distributions you receive from the Funds are taxable, whether you take them as cash or automatically reinvest them. The Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of the long-term capital gains of either the Funds or Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income. The structure of the Funds and the reallocation of investments among Underlying Funds could affect the amount, timing and character of distributions.

For individual shareholders, a portion of the dividends received from the Funds may be treated as "qualified dividend income," which is currently taxable to individuals at a maximum rate of 15%, to the extent that the Underlying Funds receive qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding periods and other requirements are met. The shareholder must also satisfy a more than 60 day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distribution. Since many of the stocks in which the Underlying Funds invest do not pay significant dividends, it is not likely that a substantial portion of the distributions by the Funds will qualify for the 15% maximum rate. For corporate shareholders, a

SHAREHOLDER GUIDE

portion of the dividends received from the Funds may qualify for the corporate dividends received deduction.

MainStay Investments will mail your tax report each year by January 31. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, and which, if any, as long-term capital gains.

The Funds may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. Federal income tax liability.

Exchanges

An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxation if you are not a tax-exempt shareholder.

KNOW WITH WHOM YOU'RE INVESTING

WHO RUNS THE FUNDS' DAY-TO-DAY BUSINESS?

The Board of Directors of the Funds oversees the actions of the Manager and Distributor and decides on general policies of the Funds. The Board also oversees the Funds' officers, who conduct and supervise the daily business of the Fund.

New York Life Investment Management LLC ("NYLIM" or the "Manager"), 169 Lackawanna Avenue, Parsippany, New Jersey 07054, serves as the Funds' Manager. In conformity with the stated policies of the Funds, NYLIM administers the Funds' business affairs and manages the investment operations of the Fund and the composition of the portfolios of the Funds, subject to the supervision of the Board of Directors of Eclipse Funds Inc. The Manager commenced operations in April 2000 and is an independently managed, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Funds.

The basis for the Board's approval of the Funds' investment management agreement will become available in the Funds' Annual Report to shareholders for the fiscal period ended October 31, 2007.

The Manager pays the salaries and expenses of all personnel affiliated with the Funds, except for the members of the Board and CCO, a portion of whose compensation is paid by the Funds, and all operational expenses that are not the responsibility of the Fund. The Funds do not pay any fees to the Manager under the Company's investment advisory agreement in return for the advisory and asset allocation services provided. The Funds do, however, indirectly pay their proportionate share of the management fees paid to the Manager by the Underlying Funds in which the Funds invest.

The Manager is not responsible for records maintained by the Funds' Custodian, Transfer Agent, or Dividend Disbursing and Shareholder Servicing Agent, except to the extent expressly provided in the advisory agreement between the Manager and the Funds.

Pursuant to an agreement with NYLIM, Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services for the Funds. These services include calculating net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective net asset values, and assisting NYLIM in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, IBT is compensated by NYLIM.

WHO MANAGES YOUR MONEY?

NYLIM serves as manager of the assets of the Funds. NYLIM, a Delaware limited liability company, commenced operations in April 2000. NYLIM is an indirect wholly-owned subsidiary of New York Life. As of December 31, 2006, NYLIM and its affiliates managed approximately $235.7 billion in assets.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisors to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of a subadvisor to the Funds. The Manager and the Funds have obtained an exemptive order (the "Order") from the SEC permitting the Manager, on behalf of a Fund and subject to the approval of the Board, including a majority of the Independent Directors, to hire or terminate an unaffiliated subadvisor and to modify any existing or future subadvisory agreement with an unaffiliated subadvisor without shareholder approval. This authority is subject to certain conditions. Each Fund would notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The fees paid to the subadvisor are paid out of the management fee paid to the Manager and are not additional expenses of a Fund. Note that the Funds' shareholders must initially approve this manager-of-managers arrangement before it goes into effect.

PORTFOLIO MANAGER BIOGRAPHY:

NYLIM uses a team of portfolio managers and analysts acting together to manage each Fund's investments. The senior member of each Fund's portfolio management team who is primarily responsible for the Fund's day-to-day management is set forth below. Additional information regarding the portfolio manager's compensation, other accounts managed by the portfolio manager and his ownership of shares of the funds he manages is available in the Statement of Additional Information.

TONY ELAVIA Mr. Elavia has been an employee of NYLIM since September 2004 and is a Senior Managing Director. Mr. Elavia is also Chief Investment Officer of NYLIM Equity Investors Group, a division of NYLIM. Prior to joining NYLIM, Mr. Elavia spent five years as a Managing Director and Senior Portfolio Manager of the Large Cap Growth team of Putnam Investments in Boston, Massachusetts. Mr. Elavia holds a PH.D. and M.A. in Economics from the University of Houston and a M.S. and B.C. from the University of Baroda in Vadodara, India.

FINANCIAL HIGHLIGHTS

As the Funds have not commenced operations as of the date of this Prospectus, Financial Highlights Information has not been provided.

[NEW YORK LIFE INVESTMENT LOGO]


[RECYCLE LOGO]

No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the Fund. The current SAI for the Fund is incorporated by reference into this Prospectus and has been filed with the SEC.

ANNUAL/SEMIANNUAL REPORTS
Provide additional information about the Funds' investments and include discussions of market conditions and investment strategies that significantly affected the Funds' performance during the reporting period.

TO OBTAIN INFORMATION:
More information about the Funds, including the SAI and the Annual/Semiannual Reports is available, without charge, upon request. To obtain information, or for shareholder inquiries, call toll-free 1-800-MAINSTAY (1-800-624-6782), visit our website at www.mainstayfunds.com, or write to NYLIFE Distributors LLC, attn:
MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

You can also review and copy information about the Funds (including the SAI) by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090). This information is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained by paying a duplicating fee and sending an e-mail to publicinfo@sec.gov, or writing the SEC's Public Reference Section, Washington, DC 20549-0102.

NYLIFE DISTRIBUTORS LLC
169 Lackawanna Avenue
Parsippany, New Jersey 07054
NYLIFE Distributors LLC is the Distributor of the MainStay Funds

Eclipse Funds Inc.
SEC File Number: 811-06175

For more information about the Funds call toll free 1-800-MAINSTAY (1-800-624-6782)
or visit our website at www.mainstayfunds.com.
                                                                RPS-MSAA01-03/07

                                 MAINSTAY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                          MAINSTAY RETIREMENT 2010 FUND
                          MAINSTAY RETIREMENT 2020 FUND
                          MAINSTAY RETIREMENT 2030 FUND
                          MAINSTAY RETIREMENT 2040 FUND
                          MAINSTAY RETIREMENT 2050 FUND

            CLASS A, CLASS I, CLASS R1, CLASS R2, AND CLASS R3 SHARES

               169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054

                                [_________], 2007

     Although not a prospectus, this Statement of Additional Information (the "SAI") supplements the information contained in the prospectus dated [______], 2007, for the Class A, Class I, Class R1, Class R2, and Class R3 shares of the MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund, each a separate investment series (collectively, the "Funds" or "MainStay Funds") of Eclipse Funds Inc., a Maryland corporation (the "Company"), as amended or supplemented from time to time (the "Prospectus"). This SAI is incorporated by reference in and is made a part of the Prospectus, and should be read in conjunction with the Prospectus. The Prospectus is available without charge by writing to MainStay Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll free 1-800-MAINSTAY (1-800-624-6782).

     No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or NYLIFE Distributors LLC (the "Distributor"). This SAI and the Prospectus do not constitute an offer by the Company or the Distributor to sell, or a solicitation of an offer to buy, any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

     Shareholder inquiries should be made by writing directly to NYLIM Service Company LLC ("NYLIM SC" or "MainStay Investments"), the Trust's transfer agent and an affiliate of New York Life Investment Management LLC, P.O. Box 8401, Boston, Massachusetts 02266-8401, or by calling tool free 1-800-MAINSTAY (1-800-624-6782). In addition, you can make inquiries through your registered representative.

     Since the Funds had not commenced operations as of the date of this SAI there is no financial information available for the Funds.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
ECLIPSE FUNDS INC........................................................     4
   The Manager...........................................................     4
ADDITIONAL INFORMATION ABOUT THE FUNDS...................................     4
FUNDAMENTAL INVESTMENT RESTRICTIONS APPLICABLE TO THE FUND...............     4
THE UNDERLYING FUNDS.....................................................     5
RISK OF LOSS.............................................................     6
ANTICIPATED USE OF INVESTMENTS...........................................     6
INVESTMENT PRACTICES, INSTRUMENTS AND RISKS COMMON TO THE FUNDS AND
   UNDERLYING FUNDS......................................................     7
   ARBITRAGE.............................................................     8
   BANK OBLIGATIONS......................................................     8
   BORROWING.............................................................     9
   BRADY BONDS...........................................................     9
   COMMERCIAL PAPER......................................................    10
   CONVERTIBLE SECURITIES................................................    10
   DEBT SECURITIES.......................................................    11
   DEPOSITARY RECEIPTS...................................................    12
   EQUITY SECURITIES.....................................................    12
   EXCHANGE TRADED FUNDS.................................................    13
   FIRM OR STANDBY COMMITMENTS - OBLIGATIONS WITH PUTS ATTACHED..........    13
   FLOATING AND VARIABLE RATE SECURITIES.................................    14
   FLOATING RATE LOANS...................................................    15
   FOREIGN CURRENCY TRANSACTIONS.........................................    16
   FOREIGN GOVERNMENT AND SUPRANATIONAL ENTITY SECURITIES................    19
   FOREIGN INDEX-LINKED INSTRUMENTS......................................    20
   FOREIGN SECURITIES....................................................    20
   FUTURES TRANSACTIONS..................................................    21
   HIGH YIELD SECURITIES ("JUNK BONDS")..................................    27
   ILLIQUID SECURITIES...................................................    28
   INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS....................    29
   LENDING OF PORTFOLIO SECURITIES.......................................    29
   LOAN PARTICIPATION INTERESTS..........................................    29
   MORTGAGE DOLLAR ROLLS.................................................    31
   MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES....................    31
   MUNICIPAL SECURITIES..................................................    37
   OPTIONS ON FOREIGN CURRENCIES.........................................    39
   OPTIONS ON SECURITIES.................................................    41
   REAL ESTATE INVESTMENT TRUSTS ("REITs")...............................    44
   REPURCHASE AGREEMENTS.................................................    45
   RESTRICTED SECURITIES -RULE 144A SECURITIES AND SECTION 4(2)
      COMMERCIAL PAPER...................................................    46
   REVERSE REPURCHASE AGREEMENTS.........................................    47
   SECURITIES INDEX OPTIONS..............................................    47
   SECURITIES OF OTHER INVESTMENT COMPANIES..............................    48
   SHORT SALES AGAINST THE BOX...........................................    48
   SOURCES OF LIQUIDITY OR CREDIT SUPPORT................................    49
   STRIPPED SECURITIES...................................................    49
   SWAP AGREEMENTS.......................................................    49
   TEMPORARY DEFENSIVE POSITION; CASH EQUIVALENTS........................    51
   UNFUNDED LOAN COMMITMENTS.............................................    51
   U.S. GOVERNMENT SECURITIES............................................    52
   WARRANTS..............................................................    52
   WHEN-ISSUED SECURITIES................................................    52
   ZERO COUPON BONDS.....................................................    53
   SPECIAL CONSIDERATIONS FOR CERTAIN UNDERLYING FUNDS...................    53
DIRECTORS AND OFFICERS...................................................    54
   Directors.............................................................    54

   Officers..............................................................    54
   Compensation..........................................................    57
   Code of Ethics........................................................    58
THE MANAGER AND THE DISTRIBUTOR..........................................    58
   Management Agreement..................................................    58
   Distribution Agreement................................................    59
   Distribution Plans....................................................    59
PURCHASES AND REDEMPTIONS................................................    60
PROXY VOTING POLICIES AND PROCEDURES.....................................    61
DISCLOSURE OF PORTFOLIO HOLDINGS.........................................    63
PORTFOLIO MANAGER........................................................    64
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................    65
PURCHASE, REDEMPTION, EXCHANGES AND REPURCHASE...........................    67
   How to Purchase Shares of the Funds...................................    67
   General Information...................................................    67
   By Mail...............................................................    67
   By Telephone..........................................................    67
   By Wire...............................................................    68
   Additional Investments................................................    68
   Systematic Investment Plans...........................................    68
   Purchases in Kind.....................................................    69
   Other Information.....................................................    69
ALTERNATIVE SALES ARRANGEMENTS...........................................    69
   Initial Sales Charge Alternative Class A Shares.......................    69
   Purchases At Net Asset Value..........................................    70
   Reduced Sales Charges On Class A Shares...............................    71
   Special Incentive Compensation Arrangements...........................    71
   Letter Of Intent (LOI)................................................    71
   Contingent Deferred Sales Charge, Class A.............................    71
NET ASSET VALUE..........................................................    72
   How Portfolio Securities are Valued...................................    72
TAX INFORMATION..........................................................    74
   Taxation of the Fund..................................................    74
   Character of Distributions to Shareholders............................    75
   Dispositions of Fund Shares...........................................    76
   Foreign Taxes.........................................................    76
   Passive Foreign Investment Companies..................................    77
   DISCOUNT..............................................................    77
TAXATION OF OPTIONS, FUTURES CONTRACTS, AND SIMILAR INSTRUMENTS..........    77
   BACKUP WITHHOLDING....................................................    78
   STATE AND LOCAL TAXES.................................................    78
   FOREIGN INVESTORS.....................................................    78
OTHER INFORMATION........................................................    79
APPENDIX A...............................................................    81

     ECLIPSE FUNDS INC. (THE "COMPANY")

     The Company was incorporated in Maryland on September 21, 1990, and is an open-end, management investment company (or mutual fund). The authorized capital stock of the Company consists of 25 billion shares of common stock, with a par value of $0.01 per share. The Board of Directors of the Company is authorized, without shareholder approval, to divide the Company's shares into separate portfolios (also sometimes referred to as "portfolios" or "series" of shares), subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

     Shares of the Company are currently offered in twenty-three separate portfolios, five of which are discussed in this SAI: the MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund.

     THE MANAGER

     New York Life Investment Management LLC ("NYLIM" or the "Manager") serves as the investment adviser to the Funds.

     ADDITIONAL INFORMATION ABOUT THE FUNDS

     The Prospectus discusses the investment objectives, strategies, risks, and expenses of the Funds. This section contains supplemental information concerning certain securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks involved with those investment policies and strategies. Subject to the limitations set forth herein and in the Funds' Prospectus, the Manager may, in its discretion, at any time, employ such practice, technique or instrument for one or more Funds but not for all of the Funds. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible, or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on that Fund's performance. Each Fund is a diversified investment company.

     The Funds primarily invest their assets in certain series of The MainStay Funds, Eclipse Funds, ICAP Funds, Inc. and the Company as well as unaffiliated investment companies. These series and investment companies in which the Funds invest are referred to in this Statement of Additional Information as the "Underlying Funds." Many of the Underlying Funds are advised by NYLIM and considered to be "affiliates" of the Funds. With respect to certain Underlying Funds, the Manager has retained the services of one or more subadvisors (each a "Subadvisor") to manage the portfolios of those Underlying Funds. The Manager may change the Underlying Funds from time to time without prior approval from shareholders. By investing in the Underlying Funds, the Funds may have an indirect investment interest in some or all of the securities and instruments described in the section below entitled "Investment Practices, Instruments and Risks Common to the Underlying Funds," below, depending upon how their assets are allocated among the Underlying Funds. The Funds may also have an indirect investment interest in other securities and instruments utilized by the Underlying Funds. These securities and instruments are described in the Underlying Funds' current Prospectuses and Statements of Additional Information. Those Prospectuses and Statements of Additional Information are available upon request, free of charge, by calling MainStay Investments at 1-800-624-6782.

FUNDAMENTAL INVESTMENT RESTRICTIONS APPLICABLE TO THE FUNDS

     The investment restrictions set forth below are fundamental policies of each Fund; i.e., they may not be changed with respect to a Fund without shareholder approval. Shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Except for those investment policies of a Fund specifically identified as fundamental in the Prospectus and this SAI, and the Funds' objectives as described in the Prospectus, all other investment policies and practices described may be changed by the Board of Directors without the approval of shareholders.

    Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Prospectus, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, except for fundamental restriction #2 to which this condition does not apply, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation of the Fund's policies or restrictions.

     Each of the Funds:

     (1) May borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

     (2) May not "concentrate" its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Fund's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or
(iii) repurchase agreements (collateralized by the instruments described in Clause (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     For purposes of this fundamental investment restriction, each Fund may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International/Standard & Poor's Global Industry Classification Standard ("GICS") or any other reasonable industry classification system.

     (3) May purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

     (4) May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, form time to time.

     (5) May make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

     (6) May act as an underwriter of securities within the meaning of the 1933 Act, to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

     (7) May issue securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

     THE UNDERLYING FUNDS

     The Funds may choose to invest in certain series of the Company, The MainStay Funds, Eclipse Funds, and ICAP Funds, Inc., as described herein, each of which is diversified.

     Eclipse Funds (the "Trust"), a Massachusetts business trust, was established in Massachusetts by an Agreement and Declaration of Trust dated July 30, 1986, as amended, and is an open-end, management investment company. The Trust has an unlimited authorized number of shares of beneficial interest that may, without shareholder approval, be divided into any number of portfolios of shares, subject to the requirements of the 1940 Act. Shares of the Trust are currently offered in three separate, diversified portfolios, any of which the Funds may choose to invest in.

     The MainStay Funds (the "MainStay Trust") is an open-end management investment company (or mutual fund), organized as a Massachusetts business trust by an Agreement and Declaration of Trust dated January 9, 1986, as amended. The MainStay Trust has an unlimited authorized number of shares of beneficial interest that may, without shareholder approval, be divided into any number of portfolios of shares, subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the MainStay Trust are currently offered in 19 separate portfolios, any of which (with the exception of the Equity Index Fund) the Funds may choose to invest in. Each of these Underlying Funds, other than Global High Income Fund, is a diversified fund as defined by the 1940 Act.

     ICAP Funds, Inc. ("ICAP Funds") is an open-end management investment company (or mutual fund), organized as a Maryland corporation and was incorporated on November 1, 1994. Shares of the ICAP Funds are currently offered in three separate portfolios, any of which the Funds may choose to invest in. Each of these Underlying Funds, other than the ICAP Select Equity Fund, is a diversified fund as defined in the 1940 Act.

     The Company, Trust, ICAP Funds, Inc. and the MainStay Trust may be collectively referred to as "MainStay Funds" or the "MainStay Family of Funds." The Board of Directors of the Company may be referred to as the "Directors," "Board Members," or collectively as the "Board."

     Each Fund may also invest in unaffiliated Underlying Funds.

RISK OF LOSS

     The loss of money is a risk of investing in the Funds. The NAV per share of each Fund will fluctuate based on the value of the securities held by each Fund. Each of the Funds is subject to the general risks and considerations associated with investing in mutual funds generally as well as additional risks and restrictions discussed herein.

ANTICIPATED USE OF INVESTMENTS

The following chart indicates the types of investments that each Fund may typically utilize. The presence of an indication on the chart does not mean that a Fund will always use the indicated investment/technique in its portfolio nor does the absence of an indication mean that a Fund is restricted from using the investment/technique.

                                        Retirement   Retirement   Retirement   Retirement   Retirement
                                         2010 Fund    2020 Fund    2030 Fund    2040 Fund    2050 Fund
                                        ----------   ----------   ----------   ----------   ----------
Arbitrage
Bank Obligations
Borrowing
Brady Bonds
Commercial Paper
Convertible Securities
Debt Securities
Depositary Receipts
Equity Securities
Exchange Traded Funds
Firm or Standby Commitments
Floating and Variable Rate Securities
Floating Rate Loans
Foreign Currency Transactions
Foreign Government and
   Supranational Entity Securities
Foreign Index-Linked Instruments
Foreign Securities
Futures Transactions

                                        Retirement   Retirement   Retirement   Retirement   Retirement
                                         2010 Fund    2020 Fund    2030 Fund    2040 Fund    2050 Fund
                                        ----------   ----------   ----------   ----------   ----------
High Yield Securities ("Junk Bonds")
Illiquid Securities
Industrial Development and
   Pollution Control Bonds
Lending of Portfolio Securities
Loan Participation Interests
Mortgage Dollar Rolls
Mortgage-Related and Other
   Asset-Backed Securities
Municipal Securities
Options on Foreign Currencies
Options on Securities
Real Estate Investment Trusts
   ("REITS")
Repurchase Agreements
Restricted Securities
Reverse Repurchase Agreements
Securities Index Options
Securities of Other
   Investment Companies
Short Sales Against the Box
Sources of Liquidity or
Credit Support
Stripped Securities
Swap Agreements
Temporary Defensive
   Positions; Cash Equivalents
Unfunded Loan Commitments
U.S. Government Securities
Warrants
When-Issued Securities
Zero Coupon Bonds

            INVESTMENT PRACTICES, INSTRUMENTS AND RISKS COMMON TO THE
                           FUNDS AND UNDERLYING FUNDS

     The Funds invest substantially all of their assets in the Underlying Funds. By investing in the Underlying Funds, each Fund may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Underlying Funds. The Underlying Funds may engage in the following investment practices, or invest in the following instruments to the extent permitted in the applicable Prospectus and SAI. Unless otherwise stated in the Prospectus, many investment techniques are discretionary. That means the portfolio manager of an Underlying Fund may elect to employ or not employ the various techniques in their sole discretion. Investors should not assume that any particular discretionary investment technique will ever be employed, or, if employed, that it will be employed at all times. The Funds may also be subject to additional risks associated with other securities, instruments and techniques utilized by the Underlying Funds which are not described below. A complete description of certain of the Underlying Funds and their attendant risks is contained in the current Prospectuses and Statements of Additional Information, which are included in the registration statements (File Nos. 033-02610 and 811-04550 for The MainStay Funds, File Nos. 033-08865 and 811-04847 for Eclipse Funds, File Nos. 033-86006 and 811-08850 for ICAP Funds, Inc. and File Nos. 033-36962 and 811-06175 for the Company)
on file with the Securities and Exchange Commission and are incorporated into this document by reference. The Prospectuses and Statements of Additional Information of the Underlying Funds may be obtained free of charge by calling MainStay Investments at 1-800-624-6782.

UNLESS OTHERWISE INDICATED ABOVE, EACH FUND MAY INVEST DIRECTLY OR INDIRECTLY IN THE FOLLOWING SECURITIES AND ENGAGE IN THESE PARTICULAR INVESTMENT PRACTICES OR
TECHNIQUES:

ARBITRAGE

     Underlying Funds may sell a security that it owns in one market and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences in the price of the security in the different markets. The Underlying Funds do not actively engage in arbitrage. Such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Underlying Fund at the time of the transaction, thus eliminating any risk to the assets of an Underlying Fund. Such transactions, which involve costs to an Underlying Fund, may be limited by the policy of each Underlying Fund to qualify as a "regulated investment company" under the Code.

BANK OBLIGATIONS

     Funds and Underlying Funds may invest in CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks. Funds and Underlying Funds may invest in CDs, time deposits, and other short-term obligations issued by S&Ls.

     CDs are certificates evidencing the obligation of a bank or S&L to repay Fund and Underlying Funds deposited with it for a specified period of time at a specified rate of return. Time deposits in banking institutions are generally similar to CDs, but are uncertificated. Time deposits that may be held by the Underlying Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank or S&L to pay a draft drawn on it by a customer, usually in connection with international commercial transactions. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. No Underlying Fund may invest in time deposits maturing in more than seven days and that are subject to withdrawal penalties. An Underlying Fund will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its net assets. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there generally is no market for such deposits.

     As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Fund, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Fund, which is administered by the FDIC and backed by the full faith and credit of the U.S. Government.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including: (i) the possibilities that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

BORROWING

     A Fund or an Underlying Fund may borrow from a bank, but only for temporary or emergency purposes. This borrowing may be unsecured. The 1940 Act requires an Underlying Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, an Underlying Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Underlying Fund to be unable to meet certain requirements for qualification as a regulated investment company under the Code.

     Borrowing tends to exaggerate the effect on a Fund's NAV per share of any changes in the market value of the Fund's portfolio securities. Money borrowed will be subject to interest costs, which may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

     The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a Fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the Fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements, engaging in mortgage-dollar-roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm-commitment and standby-commitment agreements, engaging in when-issued, delayed-delivery, or forward-commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing. A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund, if the Fund (1) maintains an offsetting financial position, (2) maintains liquid assets equal (as determined on a daily mark-to-market basis) in value to the Fund's potential economic exposure under the borrowing transaction, or (3) otherwise "covers" the transaction in accordance with applicable SEC guidance (collectively, "covers" the transaction). Liquid assets are maintained to cover "senior securities transactions." The value of the Fund's "senior securities" holdings are marked-to-market daily to ensure proper coverage. A Fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction. In addition, assets being maintained to cover "senior transactions may not be available to satisfy redemptions or for other purposes.

BRADY BONDS

     An Underlying Fund may invest a portion of its assets in Brady Bonds. Brady Bonds are sovereign bonds issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements, which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Brady Bonds are not considered U.S. government securities.

     Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (1) the collateralized repayment of principal at final maturity; (2) the collateralized interest payments; (3) the uncollateralized interest payments; and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. Investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which an Underlying Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause an Underlying Fund to suffer a loss of interest or principal on any of its holdings.

COMMERCIAL PAPER

     A Fund or Underlying Fund may invest in commercial paper if it is rated at the time of investment Prime-1 by Moody's or A-1 by S&P, or, if not rated by Moody's or S&P, if the Fund's or Underlying Fund's Manager or Subadvisor determines that the commercial paper is of comparable quality. In addition, certain Funds may invest up to 5% of their total assets in non-investment grade commercial paper if it is rated in the second highest ratings category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or, if unrated, if the Fund's or Underlying Fund's Manager or Subadvisor determines that the commercial paper is of comparable quality.

     Commercial paper represents short-term (nine months or less) unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies. A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

CONVERTIBLE SECURITIES

     An Underlying Fund may invest in securities convertible into common stock or the cash value of a single equity security or a basket or index of equity securities. Such investments may be made, for example, if the Subadvisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for inclusion in the Underlying Funds' portfolios include convertible bonds, convertible preferred stocks, warrants or notes or other instruments that may be exchanged for cash payable in an amount that is linked to the value of a particular security, basket of securities, index or indices of securities or currencies.

     Convertible securities, until converted, have the same general characteristics as other fixed income securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange his investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

     As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The unique feature of the convertible security is that as the market price of the underlying common stock declines, a convertible security tends to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer's capital structure.

     Holders of fixed income securities (including convertible securities) have a claim on the assets of the issuer prior to the holders of common stock in case of liquidation. However, convertible securities are typically subordinated to similar non-convertible securities of the same issuer. Accordingly, convertible securities have unique investment characteristics because: (1) they have relatively high yields as compared to common stocks; (2) they have defensive characteristics since they provide a fixed return even if the market price of the underlying common stock declines; and (3) they provide the potential for capital appreciation if the market price of the underlying common stock increases.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision or indenture pursuant to which the convertible security is issued. If a convertible security held by an Underlying Fund is called for redemption, the Underlying Fund will be required to surrender the security for redemption, convert it into the underlying common stock or cash or sell it to a third party.

     An Underlying Fund may invest in "synthetic" convertible securities. A synthetic convertible security is a derivative position composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Synthetic convertibles are typically offered by financial institutions or investment banks in private placement transactions and are typically sold back to the offering institution. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of two or more different issuers or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component. Therefore, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition, an Underlying Fund purchasing a synthetic convertible security may have counterparty (including credit) risk with respect to the financial institution or investment bank that offers the instrument. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security. Synthetic convertible securities are considered convertible securities for compliance testing purposes.

DEBT SECURITIES

     Debt securities may have fixed, variable or floating (including inverse floating) rates of interest. To the extent that an Underlying Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by an Underlying Fund, and thus the NAV of the shares of an Underlying Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the maturity of an Underlying Fund's investments, changes in relative values of the currencies in which an Underlying Fund's investments are denominated relative to the U.S. dollar, and the extent to which an Underlying Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by an Underlying Fund, and a decline in interest rates will increase the value of fixed income securities held by an Underlying Fund. Longer term debt securities generally pay higher interest rates than do shorter term debt securities but also may experience greater price volatility as interest rates change.

     An Underlying Fund's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the particular Underlying Fund. The rate of return or return of principal on some debt obligations may be linked to indices or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies. Differing yields on corporate fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories.

     Since shares of the Underlying Funds represent an investment in securities with fluctuating market prices, the value of shares of each Underlying Fund will vary as the aggregate value of the Underlying Fund's portfolio securities increases or decreases. Moreover, the value of lower rated debt securities that an Underlying Fund purchases may fluctuate more than the value of higher rated debt securities. Lower rated debt securities generally carry greater risk that the issuer will default on the payment of interest and principal. Lower rated fixed income securities generally tend to reflect short term corporate and market developments to a greater extent than higher rated securities that react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to the Underlying Funds but will be reflected in the NAV of the Underlying Funds' shares.

     Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

     When and if available, debt securities may be purchased at a discount from face value. From time to time, each Underlying Fund may purchase securities not paying interest or dividends at the time acquired if, in the opinion of the Manager or Subadvisor, such securities have the potential for future income (or capital appreciation, if any).

     Investment grade securities are securities rated at the time of purchase Baa or better by Moody's or BBB or better by S&P comparable non-rated securities. Non-rated securities will be considered for investment by the Underlying Funds when the Manager or Subadvisor believes that the financial condition of the issuers of such obligations and the protection afforded by the terms of the obligations themselves limit the risk to the Underlying Funds to a degree comparable to that of rated securities which are consistent with the Underlying Funds' objective and policies.

     Corporate debt securities with a rating lower than BBB by S&P, and corporate debt securities rated Baa or lower by Moody's, have speculative characteristics, and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds. (See Appendix A attached hereto for a description of corporate debt ratings.) If a credit rating agency changes the rating of a portfolio security held by an Underlying Fund, the Underlying Fund may retain the portfolio security if the Manager or Subadvisor, where applicable, deems it in the best interest of the Underlying Fund's shareholders.

     The ratings of fixed-income securities by Moody's and S&P are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities in each rating category. The Manager or Subadvisor will attempt to reduce the overall portfolio credit risk through diversification and selection of portfolio securities based on considerations mentioned above.

DEPOSITARY RECEIPTS

     An Underlying Fund may invest in securities of non-U.S. issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") or other similar securities representing ownership of securities of non-U.S. issuers held in trust by a bank or similar financial institution. These securities may not necessarily be denominated in the same currency as the securities, they represent. Designed for use in U.S., European and international securities markets, respectively, ADRs, EDRs, GDRs and IDRs are alternatives to the purchase of the underlying securities in their national markets and currencies, but are subject to the same risks as the non-U.S. securities to which they relate.

     ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and IDRs are receipts issued in Europe typically by non-U.S. banking and trust companies that evidence ownership of either foreign or U.S. securities. GDRs are receipts issued by either U.S. or non-U.S. banking institution evidencing ownership of the underlying non-U.S. securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, GDRs and IDRs, in bearer form, are designed for use in European and international securities markets. An ADR, EDR, GDR or IDR may be denominated in a currency different from the currency in which the underlying foreign security is denominated.

EQUITY SECURITIES

     COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

     PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or noncumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

EXCHANGE TRADED FUNDS

     To the extent a Fund or Underlying Fund may invest in securities of other investment companies, the Fund or Underlying Fund may invest in shares of exchange traded funds ("ETFs"). ETFs are investment companies that trade like stocks. (See also "Securities of Other Investment Companies.") Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of stocks. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund or Underlying Fund could result in losses on the Underlying Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly. A portfolio manager may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the equity market without investing in individual common stocks, particularly in the context of managing cash flows into the Fund or Underlying Fund. (See also "Securities of Other Investment Companies.")

     Among other types of ETFs, a Fund or Underlying Fund also may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "AMEX") that represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component common stocks of the S&P 500(R) Index. SPDRs are listed on the AMEX and traded in the secondary market on a per-SPDR basis.

     SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500(R) Index. The value of SPDRs is subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs involves certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs invested in by a Fund or Underlying Fund. Moreover, a Fund's or Underlying Fund's investment in SPDRs may not exactly match the performance of a direct investment in the index to which SPDRs are intended to correspond. For example, replicating and maintaining price and yield performance of an index may be problematic for a Fund or Underlying Fund due to transaction costs and other Fund or Underlying Fund expenses.

FIRM OR STANDBY COMMITMENTS -- OBLIGATIONS WITH PUTS ATTACHED

     A Fund or Underlying Fund may from time to time purchase securities on a "firm commitment" or "standby commitment" basis. Such transactions might be entered into, for example, when the Manager of a Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

     Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. A Fund or Underlying Fund will generally make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. Liquid assets are maintained to cover "senior securities transactions" which may include, but is not limited to, the Fund's commitments to purchase securities on a firm commitment basis. The value of the Fund's "senior securities" holdings are marked-to-market daily to ensure proper coverage.

     An Underlying Fund may purchase securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the securities. Although it is not a put option in the usual sense, such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." Underlying Funds may pay for a standby commitment either separately, in cash, or in the form of a higher price for the securities that are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available from the same security. The Manager and the Subadvisor understand that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each Underlying Fund intends to take the position that it is the owner of any debt securities acquired subject to a standby commitment and that tax-exempt interest earned with respect to such debt securities will be tax-exempt in its possession; however, no assurance can be given that this position would prevail if challenged. In addition, there is no assurance that firm or standby commitments will be available to an Underlying Fund, nor will an Underlying Fund assume that such commitments would continue to be available under all market conditions.

     A standby commitment may not be used to affect an Underlying Fund's valuation of the security underlying the commitment. Any consideration paid by an Underlying Fund for the standby commitment, whether paid in cash or by paying a premium for the underlying security, which increases the cost of the security and reduces the yield otherwise available from the same security, will be accounted for by the Underlying Fund as unrealized depreciation until the standby commitment is exercised or has expired.

     Firm and standby transactions are entered into in order to secure what is considered to be an advantageous price and yield to an Underlying Fund and not for purposes of leveraging the Underlying Fund's assets. However, an Underlying Fund will not accrue any income on these securities prior to delivery. The value of firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Underlying Fund could miss a favorable price or yield opportunity or could suffer a loss. An Underlying Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into.

     The Underlying Funds do not believe that an Underlying Fund's NAV per share or income will be exposed to additional risk by the purchase of securities on a firm or standby commitment basis. At the time the Trust makes the commitment on behalf of an Underlying Fund to purchase a security on a firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining the Underlying Fund's NAV per share. The market value of the firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. The Board does not believe that an Underlying Fund's NAV or income will be exposed to additional risk by the purchase of securities on a firm or standby commitment basis.

FLOATING AND VARIABLE RATE SECURITIES

     The Underlying Funds may invest in floating and variable rate debt instruments. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

     Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). Variable or floating rate securities that include market-dependent liquidity features may have greater liquidity risk than other securities, due to (for example) the failure of a market-dependent liquidity feature to operate as intended (as a result of the issuer's declining creditworthiness, adverse market conditions, or other factors) or the inability or unwillingness of a participating broker-dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them until the later of the repurchase date, the resale date, or maturity.

     The interest rate on a floating rate debt instrument ("floater") is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every three months. While, because of the interest rate reset feature, floaters provide an Underlying Fund with a certain degree of protection against rises in interest rates, an Underlying Fund will participate in any declines in interest rates as well. To be an eligible investment for the MainStay Cash Reserves Fund, there must be a reasonable expectation that, at any time until the final maturity for the floater or the period remaining until the principal amount can be recovered through demand, the market value of a floater will approximate its amortized cost.

     Certain Underlying Funds may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be determined to be illiquid securities for purposes of an Underlying Fund's limitation on investments in such securities.

FLOATING RATE LOANS

     Floating Rate Loans are provided by banks and other financial institutions to large corporate customers. Companies undertake these loans to finance acquisitions, buy-outs, recapitalizations or other leveraged transactions. Typically, these loans are the most senior source of capital in a borrower's capital structure and have certain of the borrower's assets pledged as collateral. The corporation pays interest and principal to the lenders.

     A senior loan in which an Underlying Fund may invest typically is structured by a group of lenders. This means that the lenders participate in the negotiations with the borrower and in the drafting of the terms of the loan. The group of lenders often consists of commercial and investment banks, thrift institutions, insurance companies, finance companies, mutual Underlying Funds and other institutional investment vehicles or other financial institutions. One or more of the lenders, referred to as the agent bank, usually administers the loan on behalf of all the lenders.

     An Underlying Fund may invest in a Floating Rate Loan in one of three ways.
(1) It may make a direct investment in the loan by participating as one of the lenders; (2) it may purchase a participation interest; or (3) it may purchase an assignment. Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a loan. An Underlying Fund may acquire participation interests from a lender or other holders of participation interests. Holders of participation interests are referred to as participants. An assignment represents a portion of a loan previously attributable to a different lender. Unlike a participation interest, an Underlying Fund will become a lender for the purposes of the relevant loan agreement by purchasing an assignment.

     An Underlying Fund may make a direct investment in floating rate loans pursuant to a primary syndication and initial allocation process (i.e., buying an unseasoned loan issue). A purchase can be effected by signing as a direct lender under the loan document or by the purchase of an assignment interest from the underwriting agent shortly after the initial funding on a basis which is consistent with the initial allocation under the syndication process. This is known as buying in the "primary" market. Such an investment is typically made at or about a Floating Rate Loan's "par" value, which is its face value. From time to time, Lenders in the primary market will receive an up-front fee for committing to purchase a Floating Rate Loan that is being originated. In such instances, the fee received is reflected on the books of the Underlying Fund as a discount to the loan's par value. The discount is then amortized over the life of the loan, which would effectively increase the yield an Underlying Fund receives on the investment. If an Underlying Fund purchases an existing assignment of a Floating Rate Loan, or purchases a participation interest in a Floating Rate Loan, it is said to be purchasing in the "secondary" market. Purchases of Floating Rate Loans in the secondary market may take place at, above, or below the par value of a Floating Rate Loan. Purchases above par will effectively reduce the amount of interest being received by the Underlying Fund through the amortization of the purchase price premium, whereas purchases below par will effectively increase the amount of interest being received by the Underlying Fund through the amortization of the purchase price discount. An Underlying Fund may be able to invest in Floating Rate Loans only through participation interests or assignments at certain times when reduced primary investment opportunities in Floating Rate Loans may exist.

     If an Underlying Fund purchases an assignment from a lender, the Underlying Fund will generally have direct contractual rights against the borrower in favor of the lenders. On the other hand, if an Underlying Fund purchases a participation interest either from a lender or a participant, the Underlying Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Underlying Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Underlying Fund, in addition to the usual credit risk of the borrower. Therefore, when an Underlying Fund invests in Floating Rate Loans through the purchase of participation interests, the Manager must consider the creditworthiness of the agent bank and any lenders and participants interposed between the Underlying Fund and a borrower.

     Typically, Floating Rate Loans are secured by collateral. However, the value of the collateral may not be sufficient to repay the loan. The collateral may consist of various types of assets or interests including intangible assets. It may include working capital assets, such as accounts receivable or inventory, or tangible fixed assets, such as real property, buildings and equipment. It may include intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. The borrower's owners may provide additional collateral, typically by pledging their ownership interest in the borrower as collateral for the loan. The borrower under a Floating Rate Loan must comply with various restrictive covenants contained in any Floating Rate Loan agreement between the borrower and the syndicate of lenders. A restrictive covenant is a promise by the borrower to not take certain action that may impair the rights of lenders. These covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on total debt. In addition, a covenant may require the borrower to prepay the Floating Rate Loan with any excess cash flow. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after giving effect to any cure period) in a Floating Rate Loan agreement, which is not waived by the agent bank and the lending syndicate normally, is an event of acceleration. This means that the agent bank has the right to demand immediate repayment in full of the outstanding Floating Rate Loan.

     The Manager must determine that the investment is suitable for each Underlying Fund based on the Manager's independent credit analysis and industry research. Generally, this means that the Manager has determined that the likelihood that the corporation will meet its obligations is acceptable. In considering investment opportunities, the Manager will conduct extensive due diligence, which may include, without limitation, management meetings; financial analysis; industry research and reference verification from customers, suppliers and rating agencies.

     Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the London-Interbank Offered Rate (LIBOR) or the prime rates of large money-center banks. The interest rate on the Underlying Fund's investment securities generally reset quarterly. During periods in which short-term rates rapidly increase, the Underlying Fund's NAV may be affected. Investment in Floating Rate Loans with longer interest rate reset periods or loans with fixed interest rates may also increase fluctuations in an Underlying Fund's NAV as a result of changes in interest rates. However, the Underlying Fund may attempt to hedge its fixed rate loans against interest rate fluctuations by entering into interest rate swap or other derivative transactions.

FOREIGN CURRENCY TRANSACTIONS

     An Underlying Fund may seek to increase its return by trading in foreign currencies. To the extent that an Underlying Fund invests in foreign securities, it may enter into foreign currency forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. An Underlying Fund may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase and may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency-denominated portfolio securities due to a decline in the value of the foreign currencies against the U.S. dollar. In addition, an Underlying Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated.

     Foreign currency transactions in which an Underlying Fund may engage include foreign currency forward contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts. A foreign currency forward exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the contract date, at a price set at the time of the contract. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Forward contracts to purchase or sell a foreign currency may also be used by a Fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. Although these contracts are intended, when used for hedging purposes, to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain which might result should the value of such currencies increase. Liquid assets are maintained to cover "senior securities transactions" which may include, but is not limited to, the Fund's commitments under these contracts. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

     Normally, consideration of fair value exchange rates will be incorporated in a longer term investment decision made with regard to overall diversification strategies. However, the Manager and each Subadvisor believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interest of an Underlying Fund will be served by entering into such a contract. Set forth below are examples of some circumstances in which an Underlying Fund might employ a foreign currency transaction. When an Underlying Fund enters into, or anticipates entering into, a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, an Underlying Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although an Underlying Fund would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a "settlement" hedge or "transaction" hedge.

     Another example is when the Manager or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of an Underlying Fund's portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a "position" hedge) will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Underlying Fund also may hedge the same position by using another currency (or a basket of currencies) expected to perform in a manner substantially similar to the hedged currency, which may be less costly than a direct hedge. This type of hedge, sometimes referred to as a "proxy hedge", could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. A proxy hedge entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired, as proxies and the relationship can be very unstable at times. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute "transaction" or "position" hedges (including "proxy" hedges), an Underlying Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in that currency (or the related currency, in the case of a "proxy" hedge).

     An Underlying Fund also may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform inversely with respect to the hedged currency relative to the U.S. dollar. This type of strategy, sometimes known as a "cross-currency" hedge, will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Underlying Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. "Cross-currency" hedges protect against losses resulting from a decline in the hedged currency, but will cause the Underlying Fund to assume the risk of fluctuations in the value of the currency it purchases.

     An Underlying Fund may also enter into currency transactions to profit from changing exchange rates based upon the Manager's or Subadvisor's assessment of likely exchange rate movements. These transactions will not necessarily hedge existing or anticipated holdings of foreign securities and may result in a loss if the Manager's or Subadvisor's currency assessment is incorrect.

     At the consummation of the forward contract, an Underlying Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If an Underlying Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Underlying Fund into such currency. If an Underlying Fund engages in an offsetting transaction, the Underlying Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. An Underlying Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out the contract. However, there can be no assurance that a liquid market will exist in which to close a forward contract, in which case the Underlying Fund may suffer a loss.

     When an Underlying Fund has sold a foreign currency, a similar process would be followed at the consummation of the forward contract. Of course, an Underlying Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager or Subadvisor. An Underlying Fund generally will not enter into a forward contract with a term of greater than one year.

     In cases of transactions which constitute "transaction" or "settlement" hedges or "position" hedges (including "proxy" hedges) or "cross-currency" hedges that involve the purchase and sale of two different foreign currencies directly through the same foreign currency contract, an Underlying Fund may deem its forward currency hedge position to be covered by underlying portfolio securities or may maintain liquid assets in an amount at least equal in value to the Underlying Fund's commitments under these contracts and will designate. As with forward contracts, liquid assets are maintained to cover "senior securities transactions" which may include, but is not limited to, the Underlying Fund's commitments under these contracts. This percentage is marked-to-market daily against the value of the Underlying "senior securities" holdings to ensure proper coverage for these transactions. In the case of "anticipatory" hedges and "cross-currency" hedges that involve the purchase and sale of two different foreign currencies indirectly through separate forward currency contracts, the Underlying Fund will maintain liquid assets as described above.

     The Manager and Subadvisor believe that active currency management strategies can be employed as an overall portfolio risk management tool. For example, in their view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities, and the market risks of investing in specific foreign markets can at times be reduced by currency strategies that may not involve the currency in which the foreign security is denominated. However, the use of currency management strategies to protect the value of an Underlying Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.

     While an Underlying Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Underlying Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of an Underlying Fund's assets. Moreover, there may be an imperfect correlation between an Underlying Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Underlying Fund. Such imperfect correlation may prevent the Underlying Fund from achieving the intended hedge or expose the Underlying Fund to the risk of currency exchange loss.

     The Underlying Funds cannot assure that their use of currency management will always be successful. Successful use of currency management strategies will depend on the Manager's or Subadvisor's skill in analyzing currency values. Currency management strategies may substantially change an Underlying Fund's investment exposure to changes in currency exchange rates and could result in losses to an Underlying Fund if currencies do not perform as the Manager or Subadvisor anticipates. For example, if a currency's value rose at a time when the Manager or Subadvisor had hedged an Underlying Fund by selling that currency in exchange for dollars, an Underlying Fund would not participate in the currency's appreciation. If the Manager or Subadvisor hedges currency exposure through proxy hedges, an Underlying Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the Manager or Subadvisor increases an Underlying Fund's exposure to a foreign currency and that currency's value declines, an Underlying Fund will realize a loss. There is no assurance that the Manager's or Subadvisor's use of currency management strategies will be advantageous to an Underlying Fund or that it will hedge at appropriate times. The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, an Underlying Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Manager's or Subadvisor's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may


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

leave an Underlying Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that an Underlying Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder. An Underlying Fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

FOREIGN GOVERNMENT AND SUPRANATIONAL ENTITY SECURITIES

     To different degrees, certain Underlying Funds are permitted to invest in debt securities or obligations of foreign governments, agencies, and supranational organizations ("Sovereign Debt"). An Underlying Fund's portfolios may include government securities of a number of foreign countries or, depending upon market conditions, those of a single country. Investments in Sovereign Debt can involve greater risks than investing in U.S. government securities. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an Underlying Fund may have limited legal recourse in the event of default.

     The Underlying Fund's Manager's or Subadvisor's determination that a particular country should be considered stable depends on its evaluation of political and economic developments affecting the country as well as recent experience in the markets for government securities of the country. Examples of foreign governments which the Manager or Subadvisor currently considers to be stable, among others, are the governments of Canada, Germany, Japan, Sweden and the United Kingdom. The Manager or Subadvisor does not believe that the credit risk inherent in the obligations of such stable foreign governments is significantly greater than that of U.S. government securities. The percentage of the Underlying Fund's assets invested in foreign government securities will vary depending on the relative yields of such securities, the economies of the countries in which the investments are made and such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currencies to the U.S. dollar. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

     Debt securities of "quasi-governmental entities" are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Examples of quasi-governmental issuers include, among others, the Province of Ontario and the City of Stockholm. Certain Underlying Funds' portfolios may also include debt securities denominated in European Currency Units of an issuer in a country in which the Underlying Funds may invest. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Union.

     A "supranational entity" is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development), the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank and the European Coal and Steel Community. Typically, the governmental members, or "stockholders," make initial capital contributions to the supranational entity and may be committed to make additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions or otherwise provide continued financial backing to the supranational entity. If such contributions or financial backing are not made, the entity may be unable to pay interest or repay principal on its debt securities. As a result, a Fund might lose money on such investments. In addition, if the securities of a supranational entity are denominated in a foreign currency, the obligations also will bear the risks of foreign currency investments. Securities issued by supranational entities may (or may not) constitute foreign securities for purposes of the Funds depending on a number of factors, including the countries that are members of the entity, the location of the primary office of the entity, the obligations of the members, the markets in which the securities trade, and whether, and to what extent, the performance of the securities is tied closely to the political or economic developments of a particular country or geographic region.

     The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect an Underlying Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Manager and Subadvisor intend to manage the

Underlying Funds' portfolios in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause an Underlying Fund to suffer a loss of interest or principal on any of its holdings.

FOREIGN INDEX-LINKED INSTRUMENTS

     An Underlying Fund may invest, subject to compliance with each Underlying Fund's limitations applicable to its investment in debt securities, in instruments which have the investment characteristics of particular securities, securities indices, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time. For example, an Underlying Fund may invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("foreign index-linked instruments"). Foreign index-linked instruments have the investment characteristics of particular securities, securities indices, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time.

     A foreign index-linked instrument may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries, or the differential in interest rates between particular countries. In the case of foreign index-linked instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument the performance of which determines the return for the instrument. Currency-indexed securities may be positively or negatively indexed, meaning their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

FOREIGN SECURITIES

     An Underlying Fund may invest in U.S. dollar-denominated and non-U.S.-dollar-denominated foreign debt and equity securities and in CDs issued by foreign banks and foreign branches of U.S. banks. Securities of issuers within a given country may be denominated in the currency of another country. Each Underlying Fund may define "foreign securities" differently but, unless otherwise defined, foreign securities are those securities issued by companies domiciled outside the U.S. and that trade in markets outside the U.S. These foreign securities can be subject to most, if not all, of the risks of foreign investing.

     Investors should carefully consider the appropriateness of foreign investing in light of their financial objectives and goals. While foreign markets may present unique investment opportunities, foreign investing involves risks not associated with domestic investing. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Securities denominated in foreign currencies may gain or lose value as a result of fluctuating currency exchange rates. Securities markets in other countries are not always as efficient as those in the U.S. and are sometimes less liquid and more volatile. If foreign securities are determined to be illiquid, then an Underlying Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities. Foreign securities transactions may be subject to higher brokerage and custodial costs than domestic securities transactions.

     Securities markets of emerging countries may also have less efficient clearance and settlement procedures than U.S. markets, making it difficult to conduct and complete transactions. Delays in the settlement could result in temporary periods when a portion of an Underlying Fund's assets is uninvested and no return is earned thereon. Inability to make intended security purchases could cause an Underlying Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities could result either in losses to an Underlying Fund due to subsequent declines in value of the portfolio security or, if an Underlying Fund has entered into a contract to sell the security, could result in possible liability of an Underlying Fund to the purchaser. Other risks involved in investing in the securities of foreign issuers include differences in accounting, auditing and financial reporting standards; limited publicly available information; the difficulty of assessing economic trends in foreign countries; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscator taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); government interference, including government ownership of companies in certain sectors, wage and price controls, or imposition of trade barriers and other protectionist measures; difficulties in invoking legal process abroad and enforcing contractual obligations; political, social or economic instability which could affect U.S. investments in foreign countries; and potential restrictions on the flow of international capital. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Additional costs associated with an investment in foreign securities may include higher transaction, custody and foreign currency conversion costs. In the event of litigation relating to a portfolio investment, the Underlying Funds may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     Some securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to U.S.-dollar-denominated securities traded in U.S. securities markets.

     Certain Underlying Funds may invest in countries with emerging markets. Countries with emerging markets presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. Countries with developing markets have economic structures that are less mature. Furthermore, countries with developing markets have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed. The economies of countries with developing markets generally are heavily dependent upon international trade, and, accordingly, have been and may continue to be adversely affected by barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures in the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

FUTURES TRANSACTIONS

     An Underlying Fund may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of an Underlying Fund's securities. An Underlying Fund may also enter into such futures contracts in order to lengthen or shorten the average maturity or duration of the Underlying Fund's portfolio and for other appropriate risk management, income enhancement and investment purposes. For example, an Underlying Fund may purchase futures contracts as a substitute for the purchase of longer-term debt securities to lengthen the average duration of an Underlying Fund's portfolio of fixed-income securities.

     An Underlying Fund may purchase and sell stock index futures to hedge the equity portion of its investment portfolio with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security) or to gain market exposure to that portion of the market represented by the futures contracts. An Underlying Fund may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on the Underlying Fund's ability to invest in foreign currencies, each Underlying Fund may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. An Underlying Fund may also purchase and write put and call options on futures contracts of the type into which such Underlying Fund is authorized to enter and may engage in related closing transactions. In the United States, all such futures on debt securities, debt index futures, stock index futures, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission ("CFTC"). Subject to compliance with applicable CFTC rules, the Underlying Funds also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris as long as trading on foreign futures exchanges does not subject an Underlying Fund to risks that are materially greater than the risks associated with trading on U.S. exchanges.

     An Underlying Fund may elect not to use futures contracts or other instruments for hedging or other purposes and, as discussed more fully below, there can be no assurance that any given strategy will succeed. Each of the Company and the Trust has filed a notice of eligibility under Regulation 4.5 of the Commodity Futures Trading Commission. As a result of this filing, neither the Company, Trust, nor any of the Funds, is: (i) deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA") or (ii) subject to registration or regulation under the CEA.

     A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract), for a set price at a future date. When interest rates are changing and portfolio values are falling, futures contracts can offset a decline in the value of an Underlying Fund's current portfolio securities. When interest rates are changing and portfolio values are rising, the purchase of futures contracts can secure better effective rates or purchase prices for the Underlying Fund than might later be available in the market when the Underlying Fund makes anticipated purchases. In the United States, futures contracts are traded on boards of trade that have been designated as "contract markets" or registered as derivatives transaction execution facilities by the CFTC. Futures contracts generally trade on these markets through an "open outcry" auction on the exchange floor or through competitive trading on an electronic trading system. Currently, there are futures contracts based on a variety of instruments, indices and currencies, including long-term U.S. Treasury bonds, Treasury notes, GNMA certificates, three-month U.S. Treasury bills, three-month domestic bank CDs, a municipal bond index, individual equity securities and various stock indices.

     When a purchase or sale of a futures contract is made by an Underlying Fund, the Underlying Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin") as a partial guarantee of its performance under the contract. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Underlying Fund upon termination of the contract assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits. A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, as the value of the security, currency or index fluctuates, the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by an Underlying Fund but is instead a settlement between the Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV per share, each Underlying Fund will mark-to-market its open futures positions. Moreover, each Underlying Fund will maintain sufficient liquid assets to cover its obligations under open futures contracts.

     An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

     Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by an Underlying Fund will usually be liquidated in this manner, the Fund or Underlying Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Underlying Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

     Consistent with applicable law, Underlying Funds that are permitted to invest in futures contracts also will be permitted to invest in futures contracts on individual equity securities, known as single stock futures.

     Futures on Debt Securities. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, an Underlying Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     A futures contract on a debt security is a binding contractual commitment that, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities--assuming a "long" position--an Underlying Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed-upon price. By selling futures on debt securities--assuming a "short" position--it will legally obligate itself to make the future delivery of the security against payment of the agreed-upon price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Manager or Subadvisor to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board Members.

     Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. An Underlying Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Underlying Fund (or securities having characteristics similar to those held by the Underlying Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Underlying Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

     On other occasions, an Underlying Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Underlying Fund intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Underlying Fund of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. An Underlying Fund may also purchase futures contracts as a substitute for the purchase of longer-term securities to lengthen the average duration of the Underlying Fund's portfolio.

     An Underlying Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly. Depending upon the types of futures contracts that are available to hedge an Underlying Fund's portfolio of securities or portion of a portfolio, perfect correlation between that Underlying Fund's futures positions and portfolio positions may be difficult to achieve. Futures contracts do not exist for all types of securities and markets for futures contracts that do exist may, for a variety of reasons, be illiquid at particular times when an Underlying Fund might wish to buy or sell a futures contract.

     Securities Index Futures. Stock index and bond index futures may be used for hedging, risk management, portfolio management and other investment or investment-related purposes. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for equity securities.

     Stock index futures may be used to hedge the equity portion of an Underlying Fund's securities portfolio with regard to market (systematic) risk, as distinguished from stock-specific risk. The Underlying Funds may enter into stock index futures to the extent that they have equity securities in their portfolios. Similarly, the Underlying Funds may enter into futures on debt securities indices (including the municipal bond index) to the extent they have debt securities in their portfolios. By establishing an appropriate "short" position in securities index futures, an Underlying Fund may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, an Underlying Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Underlying Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. An Underlying Fund may also purchase futures on debt securities or indices as a substitute for the purchase of longer-term debt securities to lengthen the dollar-weighted average maturity of the Underlying Fund's debt portfolio or to gain exposure to particular markets represented by the index.

     Currency Futures. An Underlying Fund may seek to hedge its foreign currency exchange rate risk by engaging in currency futures, options and "cross-hedge" currency transactions. A sale of a currency futures contract creates an obligation by an Underlying Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A purchase of a currency futures contract creates an obligation by an Underlying Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. An Underlying Fund may sell a currency futures contract if the Manager or Subadvisor anticipates that exchange rates for a particular currency will fall, as a hedge against a decline in the value of the Underlying Fund's securities denominated in such currency. If the Manager or Subadvisor anticipates that exchange rates will rise, the Underlying Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Underlying Fund intends to purchase. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is affected by entering into an offsetting purchase or sale transaction. To offset a currency futures contract sold by an Underlying Fund, the Underlying Fund purchases a currency futures contract for the same aggregate amount of currency and delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Underlying Fund is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Underlying Fund, the Underlying Fund sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Underlying Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Underlying Fund realizes a loss.

     In cross-hedge transactions, an Underlying Fund holding securities denominated in one foreign currency will enter into a contract to buy or sell a different foreign currency (one that the Manager or Subadvisor reasonably believes generally tracks the currency being hedged with regard to price movements). The Manager or Subadvisor may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or because the market for the tracking currency is more liquid or more efficient. Such cross-hedges are expected to help protect an Underlying Fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

     A risk in employing currency futures contracts to protect against the price volatility of portfolio securities denominated in a particular currency is that changes in currency exchange rates or in the value of the futures position may correlate imperfectly with changes in the cash prices of an Underlying Fund's securities. The degree of correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity.

     Another risk is that the Manager or Subadvisor could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

     Options on Futures. For bona fide hedging, risk management and other appropriate purposes, the Underlying Funds also may purchase and write call and put options on futures contracts that are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

     Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a "long" futures position, in the case of a "call," or a "short" futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

     Options on futures contracts can be used by an Underlying Fund to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the Underlying Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

     The purchase of put options on futures contracts is a means of hedging an Underlying Fund's portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Underlying Fund is not fully invested or of lengthening the average maturity or duration of an Underlying Fund's portfolio. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

     In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Underlying Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures.

     If an Underlying Fund writes options on futures contracts, the Underlying Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Underlying Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Underlying Fund. If the option is exercised, the Underlying Fund will incur a loss on the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Underlying Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Underlying Fund's holdings of securities or the currencies in which such securities are denominated.

     The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if the Underlying Fund writes a put option on a futures contract on debt securities related to securities that the Underlying Fund expects to acquire and the market price of such securities increases, the net cost to an Underlying Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Underlying Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market.

     While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, an Underlying Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Underlying Funds will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

     Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. An Underlying Fund will only enter into futures contracts or related options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automatic quotation system. The Underlying Funds will not enter into futures contracts for which the aggregate contract amounts exceed 100% of the Underlying Fund's net assets.

     When purchasing a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Underlying Fund.

     When selling a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Underlying Fund (or at a higher price if the difference is maintained in liquid assets with the Underlying Fund's custodian).

     When selling a call option on a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

     When selling a put option on a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Underlying Fund.

     The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures or forward contracts. See "Tax Information."

     Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that hedging strategies using futures will be successful. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract, which in some cases may be unlimited. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Underlying Fund's securities being hedged, even if the hedging vehicle closely correlates with an Underlying Fund's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, the Underlying Fund will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. An incorrect correlation could result in a loss on both the hedged securities or currencies and the hedging vehicle so that the portfolio return might have been better had hedging not been attempted. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on securities, including technical influences in futures trading and options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. It is also possible that, when an Underlying Fund has sold single stock futures or stock index futures to hedge its portfolio against a decline in the market, the market may advance while the value of the particular securities held in the Underlying Fund's portfolio might decline. If this were to occur, the Underlying Fund would incur a loss on the futures contracts and also experience a decline in the value of its portfolio securities. This risk may be magnified for single stock futures transactions, as the Underlying Fund's portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. If no liquid market exists, the Underlying Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid market in the options. It is not certain that such a market will develop. Although the Underlying Funds generally will purchase only those options and futures contracts for which there appears to be an active market, there is no assurance that a liquid market on an exchange will exist for any particular option or futures contract at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that an Underlying Fund would have to exercise options it has purchased in order to realize any profit and would be less able to limit its exposure to losses on options it has written.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Foreign Currency. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

HIGH YIELD SECURITIES ("JUNK BONDS")

Securities rated lower than Baa by Moody's or lower than BBB by S&P (sometimes referred to as "high yield" or "junk" bonds) are not considered "investment grade". Investment in lower rated corporate debt securities provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

     Investors should be willing to accept the risk associated with investment in high yield/high risk securities. Investment in high yield/high risk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield/high risk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield/high risk bonds have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments.

     The secondary market on which high yield/high risk bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high yield/high risk bond, and could adversely affect and cause large fluctuations in the Underlying Fund's daily NAV. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If such securities are determined to be illiquid, then an Underlying Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield/high risk bonds, especially in a thinly traded market.

     Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

     If the issuer of high yield/high risk bonds defaults, an Underlying Fund may incur additional expenses to seek recovery. In the case of high yield/high risk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.

     Analysis of the creditworthiness of issuers of high yield/high risk bonds may be more complex than for issuers of higher quality debt securities, and the ability of the Underlying Fund to achieve its investment objective may, to the extent of its investment in high yield/high risk bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     The use of credit ratings as the sole method for evaluating high yield/high risk bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield/high risk bonds. Also, credit rating agencies may fail to change credit ratings on a timely basis to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by an Underlying Fund, the Underlying Fund may retain the portfolio security if the Manager or Subadvisor, where applicable, deems it in the best interest of the Underlying Fund's shareholders. Legislation designed to limit the use of high yield/high risk bonds in corporate transactions may have a material adverse effect on an Underlying Fund's NAV per share and investment practices. In addition, there may be special tax considerations associated with investing in high yield/high risk bonds structured as zero coupon or payment-in-kind securities. An Underlying Fund records the interest on these securities annually as income even though it receives no cash interest until the security's maturity or payment date.

     In addition, there may be special tax considerations associated with investing in high yield/high risk bonds structured as zero coupon or payment-in-kind securities. Interest on these securities is recorded annually as income even though no cash interest is received until the security's maturity or payment date. As a result, the amounts that have accrued each year are required to be distributed to shareholders and such amounts will be taxable to shareholders. Therefore, the Underlying Fund may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Underlying Fund's assets and may thereby increase its expense ratios and decrease its rate of return.

ILLIQUID SECURITIES

     An Underlying Fund may invest in illiquid securities, if such purchases at the time thereof would not cause more than 10% of the value of the Underlying Fund's net assets (15% for certain Underlying Funds) to be invested in all such illiquid or not readily marketable assets. Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This includes repurchase agreements maturing in more than seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that an Underlying Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Underlying Fund.

     Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of an Underlying Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

     Industrial Development Bonds that pay tax-exempt interest are, in most cases, revenue bonds and are issued by, or on behalf of, public authorities to raise money to finance various privately operated facilities for business, manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. Consequently, the credit quality of these securities depends upon the ability of the user of the facilities financed by the bonds and any guarantor to meet their financial obligations. These bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

     Industrial Development and Pollution Control Bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Industrial Development Bonds issued after the effective date of the Tax Reform Act of 1986, as well as certain other bonds, are now classified as "private activity bonds." Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.

LENDING OF PORTFOLIO SECURITIES

     A Fund or Underlying Fund may seek to increase its income by lending portfolio securities to certain broker-dealers and institutions to the extent permitted by the 1940 Act, as modified or interpreted by regulatory authorities having jurisdiction, from time to time, in accordance with procedures adopted by the Board. By lending its securities, a Fund or Underlying Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund or Underlying Fund. Such loans must be secured by collateral in cash or U.S. government securities maintained on a current basis in an amount at least equal to 100% of the current market value of the securities loaned. The Fund or Underlying Fund may call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund or Underlying Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund or Underlying Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund or Underlying Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The Trust and the Company, on behalf of certain of the Funds or Underlying Funds, have entered into an agency agreement with Investors Bank & Trust Company, which act as the Funds' or Underlying Funds' agent in making loans of portfolio securities, and short-term money market investments of the cash collateral received, subject to the supervision and control of the Manager or Subadvisor, as the case may be.

     As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Fund or Underlying Fund. However, the loans would be made only to firms deemed by the Manager or Subadvisor or their agent to be creditworthy and when the consideration that can be earned currently from securities loans of this type, justifies the attendant risk. If the Manager or Subadvisor, as the case may be, determines to make securities loans, it is intended that the value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the lending Fund or Underlying Fund.

     Subject to exemptive relief granted to the Funds or Underlying Funds from certain provisions of the 1940 Act, the Funds or Underlying Funds, subject to certain conditions and limitations, are permitted to invest cash collateral and uninvested cash in one or more money market funds that are affiliated with the Funds.

LOAN PARTICIPATION INTERESTS

     An Underlying Fund may invest in participation interests in loans. An Underlying Fund's investment in loan participation interests may take the form of participation interests in, assignments or novations of a corporate loan ("Participation Interests"). The Participation Interests may be acquired from an agent bank, co-lenders or other holders of Participation Interests ("Participants"). In a novation, an Underlying Fund would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, an Underlying Fund may purchase an assignment of all or a portion of a lender's interest in a corporate loan, in which case, the Underlying Fund may be required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the corporate loan.

     An Underlying Fund also may purchase Participation Interests in a portion of the rights of a lender in a corporate loan. In such a case, the Underlying Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the agent bank or the borrower; rather the Underlying Fund must rely on the lending institution for that purpose. An Underlying Fund will not act as an agent bank, guarantor or sole negotiator of a structure with respect to a corporate loan.

     In a typical corporate loan involving the sale of Participation Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders that are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for a registered investment company such as the Company and the Trust. An Underlying Fund generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank may monitor the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement an Underlying Fund has direct recourse against the borrower (which is unlikely), an Underlying Fund will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given discretion in enforcing the corporate loan agreement, and is obligated to follow the terms of the loan agreements and use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

     A financial institution's employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care, becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. Generally, a successor agent bank will be appointed to replace the terminated bank, and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of an Underlying Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank's general or secured creditors, the Underlying Fund might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

     When an Underlying Fund acts as co-lender in connection with Participation Interests or when an Underlying Fund acquires a Participation Interest the terms of which provide that the Underlying Fund will be in privity of contract with the corporate borrower, the Underlying Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Underlying Fund will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring Participation Interests an Underlying Fund's Manager or Subadvisor will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the Participation Interest meets the Underlying Fund's qualitative standards. There is a risk that there may not be a readily available market for Participation Interests and, in some cases, this could result in an Underlying Fund disposing of such securities at a substantial discount from face value or holding such security until maturity. When an Underlying Fund is required to rely upon a lending institution to pay the Underlying Fund principal, interest, and other amounts received by the lending institution for the loan participation, the Underlying Fund will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Underlying Fund's portfolio.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, the Underlying Fund's share price and yield could be adversely affected. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     Each Underlying Fund may invest in loan participations with credit quality comparable to that of issuers of its portfolio investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, an Underlying Fund bears a substantial risk of losing the entire amount invested.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager or Subadvisor believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund's net asset value than if that value were based on available market quotations and could result in significant variations in an Underlying Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.

     Investment in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to an Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, an Underlying Fund will rely on the Manager's or Subadvisor's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Fund.

     Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. The Manager of an Underlying Fund monitors the value of the underlying securities at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that its value always equals or exceeds the agreed upon repurchase price to be paid to an Underlying Fund. The Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which an Underlying Fund enters into repurchase agreements.

MORTGAGE DOLLAR ROLLS

     A mortgage dollar roll ("MDR") is a transaction in which an Underlying Fund sells mortgage-related securities ("MBS") from its portfolio to a counter party from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. An Underlying Fund will maintain liquid assets having a value not less than the repurchase price. MDR transactions involve certain risks, including the risk that the MBS returned to the Underlying Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counter party.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

     A Fund or an Underlying Fund may buy mortgage-related and other asset-backed securities. Typically, mortgage-related securities are interests in pools of residential or commercial mortgage loans or leases, including mortgage loans made by S&Ls, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities").

     Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline. However, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The ability of an Underlying Fund to successfully utilize these instruments may depend in part upon the ability of the Underlying Fund's Manager or Subadvisor to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and if the security has been purchased at a premium the amount of the premium would be lost in the event of prepayment.

     The Underlying Funds, to the extent permitted in the Prospectus, may also invest in debt securities that are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

     Generally, an Underlying Fund will invest in mortgage-related (or other asset-backed) securities either (1) issued by U.S. government-sponsored corporations such as the GNMA, FHLMC, and FNMA, or (2) privately issued securities rated Baa or better by Moody's or BBB or better by S&P or, if not rated, of comparable investment quality as determined by the Underlying Fund's investment adviser. In addition, if any mortgage-related (or other asset-backed) security is determined to be illiquid, an Underlying Fund will limit its investments in these and other illiquid instruments subject to an Underlying Fund's limitation on investments in illiquid securities.

     Mortgage Pass-Through Securities. The Underlying Funds may invest in mortgage pass-through securities. Mortgage pass-through securities are interests in pools of mortgage-related securities. Unlike interests in other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with the payment of principal being made at maturity or specified call dates, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages that bear interest at a rate that will be adjusted periodically.

     Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting an Underlying Fund's yield. Prepayments may cause the yield of a mortgage-backed security to differ from what was assumed when an Underlying Fund purchased the security. Prepayments at a slower rate than expected may lengthen the effective life of a mortgage-backed security. The value of securities with longer effective lives generally fluctuates more widely in response to changes in interest rates than the value of securities with shorter effective lives.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by FNMA or FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations). Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

     GNMA Certificates. The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. government corporation within the U.S. Department of Housing and Urban Development ("HUD"). GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks and mortgage bankers) and backed by pools of FHA-insured or Veterans Administration-guaranteed mortgages. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount. GNMA Certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by HUD and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that includes state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and is now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") that represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

     If either fixed or variable rate pass-through securities issued by the U.S. government or its agencies or instrumentalities are developed in the future, the Underlying Funds reserve the right to invest in them.

     Private Mortgage Pass-Through Securities. Commercial banks, S&Ls, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets an Underlying Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. An Underlying Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Underlying Fund's Manager or Subadvisor determines that the securities meet the Underlying Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. An Underlying Fund may purchase mortgage-related securities or any other assets that, in the opinion of the Underlying Fund's Manager or Subadvisor, are illiquid, subject to an Underlying Fund's limitation on investments in illiquid securities.

     Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO, there is no assurance that the collateral securing such CMO will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs in the over-the-counter market, the depth and liquidity of which will vary from time to time.

     CMOs are typically structured into multiple classes or series, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

     An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule. Dollar-weighted average maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of an Underlying Fund's portfolio. In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bonds currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

     The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

     FHLMC Collateralized Mortgage Obligations ("FHLMC CMOs"). FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the FHLMC CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking Underlying Fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking Underlying Fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking Underlying Fund obligation for any payment date are paid to the holders of the CMOs as additional sinking Underlying Fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking Underlying Fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking Underlying Fund obligation on the next sinking Underlying Fund payment date, FHLMC agrees to make up the deficiency from its general Underlying Funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     The Underlying Funds' Manager or Subadvisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, an Underlying Fund's Manager or Subadvisor will, consistent with the Underlying Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances, a portfolio may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to an Underlying Fund's limitations on investment in illiquid securities. Certain of the Underlying Funds limit their investment in CMO residuals to less than 5% of its net assets.

     Under certain circumstances, an Underlying Fund's investment in residual interests in "real estate mortgage investment conduits" ("REMICs") may cause shareholders of that Underlying Fund to be deemed to have taxable income in addition to their Underlying Fund dividends and distributions and such income may not be eligible to be reduced for tax purposes by certain deductible amounts, including net operating loss deductions. In addition, in some cases, the Underlying Fund may be required to pay taxes on certain amounts deemed to be earned from a REMIC residual. Prospective investors may wish to consult their tax advisors regarding REMIC residual investments by an Underlying Fund.

     CMOs and REMICs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs and REMICs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs and REMICs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO or a REMIC, there is no assurance that the collateral securing such CMO or REMIC will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs and REMICs in the over-the-counter market, the depth and liquidity of which will vary from time to time. Holders of "residual" interests in REMICs (including the Underlying Fund) could be required to recognize potential phantom income, as could shareholders (including unrelated business taxable income for tax-exempt shareholders) of Underlying Funds that hold such interests. The Underlying Funds will consider this rule in determining whether to invest in residual interests.

     Stripped Mortgage-Backed Securities ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to an Underlying Fund's limitations on investment in illiquid securities.

     Risks Associated with Mortgage-Backed Securities. As in the case with other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-backed securities in which the Underlying Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Underlying Funds, the ability of an Underlying Fund to successfully utilize these instruments may depend in part upon the ability of the Manager or Subadvisor to forecast interest rates and other economic factors correctly. If the Manager or Subadvisor incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Underlying Funds could be exposed to the risk of a loss.

     Investment in mortgage-backed securities poses several risks, including prepayment, extension, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Conversely, when interest rates are rising, the rate of pre-payment tends to decrease, thereby lengthening the average life of the mortgage-backed security. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

     Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and an Underlying Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

     Credit risk reflects the chance that an Underlying Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

     Other Asset-Backed Securities. The Underlying Funds' Manager and Subadvisor expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including credit card receivables and Certificates for Automobile Receivables(SM) ("CARs(SM)"). CARs(SM) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

     An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     If consistent with a Fund's investment objective and policies, and in the case of an Underlying Fund that is a money market fund, the requirements of Rule 2a-7, an Underlying Fund also may invest in other types of asset-backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-backed securities.

MUNICIPAL SECURITIES

     An Underlying Fund may purchase municipal securities. Municipal securities generally are understood to include debt obligations of state and local governments, agencies and authorities. Municipal securities, which may be issued in various forms, including bonds and notes, are issued to obtain Underlying Funds for various public purposes.

     Municipal bonds are debt obligations issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities (collectively, "municipalities"), the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax Municipal bonds.

     Municipal bonds include securities from a variety of sectors, each of which has unique risks. They include, but are not limited to, general obligation bonds, limited obligation bonds, and revenue bonds (including industrial development bonds issued pursuant to federal tax law). General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are issued for either project or enterprise financings in which the bond issuer pledges to the bondholders the revenues generated by the operating projects financed from the proceeds of the bond issuance. Revenue bonds involve the credit risk of the underlying project or enterprise (or its corporate user) rather than the credit risk of the issuing municipality. Under the IRC, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Tax exempt private activity bonds and industrial development bonds generally are also classified as revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor).

     Some Municipal bonds may be issued as variable or floating rate securities and may incorporate market-depended liquidity features. Some longer-term Municipal bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request--usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Fund would hold the longer-term security, which could experience substantially more volatility. Municipal bonds that are issued as variable or floating rate securities incorporating market-dependent liquidity features may have greater liquidity risk than other Municipal bonds.

     Some Municipal bonds feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements ("SBPAs"). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any Fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

     Municipal bonds also include tender option bonds, which are municipal derivatives created by dividing the income stream provided by an underlying Municipal bond to create two securities issued by a special-purpose trust, one short-term and one long-term. The interest rate on the short-term component is periodically reset. The short-term component has negligible interest rate risk,


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

while the long-term component has all of the interest rate risk of the original bond. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities.

     Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term components can be very volatile and may be less liquid than other Municipal bonds of comparable maturity. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities.

Prices and yields on Municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.

     Municipal securities also include various forms of notes. These notes include, but are not limited to, the following types:

     - Revenue Anticipation Notes, which are issued in expectation of receipt of other kinds of revenue, such as federal revenues. They, also, are usually general obligations of the issuer.

     - Bond Anticipation Notes, which are normally issued to provide interim financial assistance until long-term financing can be arranged. The long-term bonds then provide funds for the repayment of the notes.

     - Construction Loan Notes, which are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration ("FHA") under the FNMA or GNMA.

     - Project Notes, which are instruments sold by HUD but issued by a state or local housing agency to provide financing for a variety of programs. They are backed by the full faith and credit of the U.S. government, and generally carry a term of one year or less.

     - Short-Term Discount Notes (tax-exempt commercial paper), which are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

     An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Underlying Funds. Thus, the issue may not be said to be publicly offered. Unlike securities that must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal securities that are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal securities that were not publicly offered initially.

     Municipal securities are subject to credit risk. Information about the financial condition of an issuer of Municipal securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of Municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal, or political developments might affect all or a substantial portion of an Underlying Fund's Municipal securities in the same manner.

     Municipal securities are subject to interest rate risk. Interest rate risk is the chance that security prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk is higher for long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds. Generally, prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on Municipal securities are dependent on a variety of factors, such as the financial condition of the issuer, general conditions of the Municipal securities market, the size of a particular offering, the maturity of


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

the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time.

     Municipal bonds are subject to call risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will call--or repay--a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, a Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally high for long-term bonds. Municipal bonds may be deemed to be illiquid as determined by or in accordance with methods adopted by an Underlying Fund's Board.

     There are, in addition, a variety of hybrid and special types of municipal obligations, such as municipal lease obligations, as well as numerous differences in the security of municipal securities both within and between the two principal classifications described above. Municipal lease obligations are municipal securities that may be supported by a lease or an installment purchase contract issued by state and local government authorities to acquire Underlying Funds to obtain the use of a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations, which may be secured or unsecured, are not general obligations and have evolved to make it possible for state and local governments to obtain the use of property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal lease obligations have special risks not normally associated with municipal securities. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the "nonappropriation" risk, many municipal lease obligations have not yet developed the depth of marketability associated with Municipal bonds; moreover, although the obligations may be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For the purpose of each Underlying Fund's investment restrictions, the identification of the "issuer" of municipal securities that are not general obligation bonds is made by the Subadvisor on the basis of the characteristics of the municipal securities as described above, the most significant of which is the source of Underlying Funds for the payment of principal of and interest on such securities.

     The liquidity of municipal lease obligations purchased by the Underlying Funds will be determined pursuant to guidelines approved by the Board of Trustees/Directors. Factors considered in making such determinations may include: the frequency of trades and quotes for the obligation; the number of dealers willing to purchase or sell the security and the number of other potential buyers; the willingness of dealers to undertake to make a market in the security; the nature of marketplace trades; the obligation's rating; and, if the security is unrated, the factors generally considered by a rating agency. If municipal lease obligations are determined to be illiquid, then an Underlying Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

     The Tax Reform Act of 1986 ("TRA") limited the types and volume of municipal securities qualifying for the federal income tax exemption for interest, and the Code treats tax-exempt interest on certain municipal securities as a tax preference item included in the alternative minimum tax base for corporate and noncorporate shareholders. In addition, all tax-exempt interest may result in or increase a corporation's liability under the corporate alternative minimum tax, because a portion of the difference between corporate "adjusted current earnings" and alternative minimum taxable income is treated as a tax preference item. Further, an issuer's failure to comply with the detailed and numerous requirements imposed by the Code after bonds have been issued may cause the retroactive revocation of the tax-exempt status of certain municipal securities after their issuance. The Underlying Funds intend to monitor developments in the municipal bond market to determine whether any defensive action should be taken.

OPTIONS ON FOREIGN CURRENCIES

     To the extent that it invests in foreign currencies, an Underlying Fund may purchase and write options on foreign currencies. An Underlying Fund may use foreign currency options contracts for various reasons, including: to manage its exposure to changes in currency exchange rates; as an efficient means of adjusting its overall exposure to certain currencies; or in an effort to enhance its return through exposure to a foreign currency. An Underlying Fund may, for example, purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. An Underlying Fund may also use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Underlying Fund's assets are or may be denominated. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such declines in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, that Underlying Fund will have the right to sell such currency for a fixed amount of dollars that exceeds the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Underlying Fund's securities denominated in that currency.

     Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options on such currency. If the value of such currency does increase, the purchase of such call options would enable the Underlying Fund to purchase currency for a fixed amount of dollars that is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Underlying Fund intends to acquire. As in the case of other types of options transactions, however, the benefit an Underlying Fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options that would deprive it of a portion or all of the benefits of advantageous changes in such rates.

     An Underlying Fund may also write options on foreign currencies for hedging purposes. For example, if an Underlying Fund anticipates a decline in the dollar value of foreign currency-denominated securities due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received by the Underlying Fund.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Underlying Fund to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss that may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, an Underlying Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in currency exchange rates.

     A call option written on foreign currency by an Underlying Fund is "covered" if that Underlying Fund owns the underlying foreign currency subject to the call or securities denominated in that currency or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration designated by the Underlying Fund and being maintained on its books and records) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if an Underlying Fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held
(1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the Underlying Fund maintains the difference in liquid assets.

     Options on foreign currencies to be written or purchased by an Underlying Fund will be traded on U.S. and foreign exchanges or over-the-counter. Exchange-traded options generally settle in cash, whereas options traded over-the-counter may settle in cash or result in delivery of the underlying currency upon exercise of the option. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations, although, in the event of rate movements adverse to an Underlying Fund's position, an Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

     An Underlying Fund also may use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Underlying Fund's assets are or may be denominated. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If foreign currency options are determined to be illiquid, then an Underlying Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

     Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchanged-traded options. Foreign currency exchange-traded options generally settle in cash, whereas options traded over-the-counter may settle in cash or result in delivery of the underlying currency upon exercise of the option.

OPTIONS ON SECURITIES

     An Underlying Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as forward contracts and options on foreign currencies) and purchasing or writing put or call options on securities and securities indices.

     The Underlying Funds may use these practices in an attempt to adjust the risk and return characteristics of their portfolios of investments. When an Underlying Fund uses such techniques in an attempt to reduce risk it is known as "hedging." If an Underlying Fund's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Underlying Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of an Underlying Fund's NAV per share and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counter party to the transaction does not perform as promised.

     Writing Call Options. An Underlying Fund may sell ("write") covered call options on its portfolio securities in an attempt to enhance investment performance. A call option sold by an Underlying Fund is a short-term contract, having a duration of nine months or less, which gives the purchaser of the option the right to buy, and imposes on the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option may be covered by, among other things, the writer's owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the Fund or Underlying Fund maintains the difference in liquid assets.

     An Underlying Fund may write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Underlying Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Underlying Fund will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. An Underlying Fund, in writing "American Style" call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. In contrast, "European Style" options may only be exercised on the expiration date of the option. Covered call options and the securities underlying such options will be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

     During the option period, the covered call writer has, in return for the premium received on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.

     An Underlying Fund may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Underlying Fund makes a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option that it has previously written on any particular security. The Underlying Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Underlying Fund.

When a security is to be sold from the Underlying Fund's portfolio, the Underlying Fund will first effect a closing purchase transaction so as to close out any existing covered call option on that security or otherwise cover the existing call option.

     A closing purchase transaction may be made only on a national or foreign securities exchange that provides a secondary market for an option with the same exercise price and expiration date, except as discussed below. There is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. If an Underlying Fund is unable to effect a closing purchase transaction involving an exchange-traded option, the Underlying Fund will not sell the underlying security until the option expires, or the Underlying Fund otherwise covers the existing option portion or the Underlying Fund delivers the underlying security upon exercise. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Therefore, a closing purchase transaction for an over-the-counter option may in many cases only be made with the other party to the option. If such securities are determined to be illiquid, then an Underlying Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

     Each Underlying Fund pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in an Underlying Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Subject to the limitation that all call option writing transactions be covered, the Underlying Funds may, to the extent determined appropriate by the Manager or Subadvisor, engage without limitation in the writing of options on U.S. government securities.

     Writing Put Options. An Underlying Fund may also write covered put options. A put option is a short-term contract that gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. Put options written by an Underlying Fund are agreements by an Underlying Fund, for a premium received by the Underlying Fund, to purchase specified securities at a specified price if the option is exercised during the option period. A put option written by an Underlying Fund is "covered" if the Underlying Fund maintains liquid assets with a value equal to the exercise price. A put option is also "covered" if the Underlying Fund holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the Underlying Fund maintains the difference in liquid assets.

     The premium that the Underlying Funds receive from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

     A covered put writer assumes the risk that the market price for the underlying security will fall below the exercise price, in which case the writer would be required to purchase the security at a higher price than the then-current market price of the security. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

     The Underlying Funds may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. The Underlying Funds also may effect a closing purchase transaction, in the case of a put option, to permit the Underlying Funds to maintain their holdings of the deposited U.S. Treasury obligations, to write another put option to the extent that the exercise price thereof is secured by the deposited U.S. Treasury obligations, or to utilize the proceeds from the sale of such obligations to make other investments.

     If an Underlying Fund is able to enter into a closing purchase transaction, the Underlying Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more, respectively, than the premium received from the writing of the option. After writing a put option, the Underlying Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

     In addition, the Underlying Funds may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which the Underlying Funds may write covered put and call options and enter into so-called "straddle"


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

transactions involving put or call options may be limited by the requirements of the Code for qualification as a regulated investment company and the Underlying Funds' intention that each Underlying Fund qualify as such. Subject to the limitation that all put option writing transactions be covered, the Underlying Funds may, to the extent determined appropriate by the Manager or Subadvisor, engage without limitation in the writing of options on U.S. government securities.

     Purchasing Options. Each Underlying Fund, as specified for the Underlying Fund in the Prospectus, may purchase put or call options that are traded on an exchange or in the over-the-counter market. Options traded in the over-the-counter market may not be as actively traded as those listed on an exchange and generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Underlying Funds will engage in such transactions only with firms the Manager or Subadvisor deem to be of sufficient creditworthiness so as to minimize these risks. If such securities are determined to be illiquid, then an Underlying Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

     The Underlying Funds may purchase put options on securities to protect their holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held in the portfolio or related to such securities will enable an Underlying Fund to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security. In addition, the Underlying Fund will continue to receive interest or dividend income on the security. The put options purchased by the Underlying Fund may include, but are not limited to, "protective puts," in which the security to be sold is identical or substantially identical to a security already held by the Underlying Fund or to a security that the Underlying Fund has the right to purchase. In the case of a purchased call option, the Underlying Fund would ordinarily recognize a gain if the value of the securities decreased during the option period below the exercise price sufficiently to cover the premium. The Underlying Fund would recognize a loss if the value of the securities remained above the difference between the exercise price and the premium.

     The Underlying Funds may also purchase call options on securities the Underlying Funds intend to purchase to protect against substantial increases in prices of such securities pending their ability to invest in an orderly manner in such securities. The purchase of a call option would entitle the Underlying Fund, in exchange for the premium paid, to purchase a security at a specified price upon exercise of the option during the option period. The Underlying Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Underlying Fund would have a loss if the value of the securities remained below the sum of the premium and the exercise price during the option period. In order to terminate an option position, the Underlying Funds may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

     Married Puts. An Underlying Fund may engage in a strategy known as "married puts." This strategy is most typically used when the Underlying Fund owns a particular common stock or security convertible into common stock and wishes to effect a short sale "against the box" (see "Short Sales Against the Box") but for various reasons is unable to do so. The Underlying Fund may then enter into a series of stock and related option transactions to achieve the economic equivalent of a short sale against the box. To implement this trading strategy, the Underlying Fund will simultaneously execute with the same broker a purchase of shares of the common stock and an "in the money" over-the-counter put option to sell the common stock to the broker and generally will write an over-the-counter "out of the money" call option in the same stock with the same exercise price as the put option. The options are linked and may not be exercised, transferred or terminated independently of the other.

     Holding the put option places the Underlying Fund in a position to profit on the decline in price of the security just as it would by effecting a short sale and to, thereby, hedge against possible losses in the value of a security or convertible security held by the Underlying Fund. The writer of the put option may require that the Underlying Fund write a call option, which would enable the broker to profit in the event the price of the stock rises above the exercise price of the call option (see "Writing Call Options" above). In the event the stock price were to increase above the strike or exercise price of the option, the Underlying Fund would suffer a loss unless it first terminated the call by exercising the put.

     Special Risks Associated With Options On Securities. An Underlying Fund's purpose in selling covered options is to realize greater income than would be realized on portfolio securities transactions alone. An Underlying Fund may forego the benefits of appreciation on securities sold pursuant to call options, or pay a higher price for securities acquired pursuant to put options written by the Underlying Fund. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Underlying Fund will not be able to exercise profitably the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security.

     An Underlying Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Underlying Fund would have a loss if the value of the securities remained below the sum of the premium paid and the exercise price during the option period. In addition, exchange markets in some securities options are a relatively new and untested concept, and it is impossible to predict the amount of trading interest that may exist in such options. The same types of risks apply to over-the-counter trading in options. There can be no assurance that viable markets will develop or continue in the United States or abroad.

     The ability of an Underlying Fund to successfully utilize options may depend in part upon the ability of the Manager or Subadvisor to forecast interest rates and other economic factors correctly.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

     An Underlying Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with a regulatory requirement to distribute at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

     The Underlying Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, to the extent that an Underlying Fund invests in REITs, the Underlying Fund is also subject to the risks associated with the direct ownership of real estate: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; and changes in interest rates. Thus, the value of the Underlying Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

     REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Accordingly, REIT shares can be more volatile than -- and at times will perform differently from -- larger capitalization stocks such as those found in the Dow Jones Industrial Average.

     Some REITs may have limited diversification and may be subject to risks inherent to investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs also involve risks such as refinancing, interest rate fluctuations, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills, and other risks similar to small company investing. Although a Fund is not allowed to invest in real estate directly, it may acquire real estate as a result of a default on the REIT securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

     In addition, because smaller-capitalization stocks are typically less liquid than larger capitalization stocks, REIT shares may sometimes experience greater share-price fluctuations than the stocks of larger companies.

REPURCHASE AGREEMENTS

     A Fund or an Underlying Fund may enter into domestic or foreign repurchase agreements with certain sellers pursuant to guidelines adopted by the Board.

     A repurchase agreement, which provides a means for a Fund or Underlying Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Repurchase agreements with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by a custodian appointed by the Fund or Underlying Fund. The Fund or Underlying Fund attempts to assure that the value of the purchased securities, including any accrued interest, will at all times exceed the value of the repurchase agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund or Underlying Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund or Underlying Fund together with the repurchase price upon repurchase. In either case, the income to the Fund or Underlying Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

     A Fund or Underlying Fund will limit its investment in repurchase agreements maturing in more than seven days subject to the Fund or Underlying Fund's limitation on investments in illiquid securities.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund or Underlying Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund or Underlying Fund has not perfected a security interest in the Obligation, the Fund or Underlying Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund or Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Fund or Underlying Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In addition, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund or Underlying Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

     The Trustees/ Directors have delegated to the Manager or Subadvisor the authority and responsibility to monitor and evaluate the Funds' and Underlying Funds' use of repurchase agreements, and have authorized the Funds and Underlying Funds to enter into repurchase agreements with such sellers. As with any unsecured debt instrument purchased for the Funds or Underlying Funds, the Subadvisors seek to minimize the risk of loss from repurchase agreements among other things, sufficiency of the collateral.

     For purposes of the 1940 Act, a repurchase agreement has been deemed to be a loan from a Fund or Underlying Fund to the seller of the Obligation. It is not clear whether a court would consider the Obligation purchased by the Fund or Underlying Fund subject to a repurchase agreement as being owned by the Fund or Underlying Fund or as being collateral for a loan by the Fund or Underlying Fund to the seller.

RESTRICTED SECURITIES - RULE 144A SECURITIES AND SECTION 4(2) COMMERCIAL PAPER

     Restricted securities have no ready market and are subject to legal restrictions on their sale (other than those eligible for resale pursuant to Rule 144A or Section 4(2) under the 1933 Act determined to be liquid pursuant to guidelines adopted by the Board of Trustees/Directors). Difficulty in selling securities may result in a loss or be costly to an Underlying Fund. Restricted securities generally can be sold only in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of an unregistered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time when a holder can sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder of a restricted security (e.g., the Underlying Fund) might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     Each Fund or Underlying Fund may invest in Rule 144A securities and in 4(2) commercial paper. Certain securities may only be sold subject to limitations imposed under the federal securities laws. Among others, two categories of such securities are (1) restricted securities that may be sold only to certain types of purchasers pursuant to the limitations of Rule 144A under the Securities Exchange Act of 1934 ("Rule 144A securities") and (2) commercial debt securities that are not sold in a public offering and therefore exempt from registration under Section 4(2) of the Securities Act of 1933 ("4(2) commercial paper"). The resale limitations on these types of securities may affect their liquidity.

     The Trustees/Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Trustees/Directors have delegated the function of making day-to-day determinations of liquidity to the Manager or the Subadvisor pursuant to guidelines approved by the Trustees/Directors.

     The Manager or the Subadvisor takes into account a number of factors in determining whether a Rule 144A security being considered for purchase by a Fund or Underlying Fund is liquid. These factors may include:

     (i) The frequency and size of trades and quotes for the Rule 144A security relative to the size of the Fund's or Underlying Fund's holding;

     (ii) The number of dealers willing to purchase or sell the 144A security and the number of other potential purchasers;

     (iii) Dealer undertaking to make a market in the 144A security; and

     (iv) The nature of the 144A security and the nature of the market for the 144A security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     To the extent that the market for a Rule 144A security changes, a Rule 144A security originally determined to be liquid upon purchase may be determined to be illiquid.

     To make the determination that an issue of 4(2) commercial paper is liquid, a Manager or Subadvisor may consider the following:

     (a) The 4(2) commercial paper is not traded flat or in default as to principal or interest (par is equal to the face amount or stated value of such security and not the actual value received on the open market);

     (b)  The 4(2) commercial paper is rated:

          (i) In one of the two highest rating categories by at least two NRSROs; or

          (ii) If only one NRSRO rates the security, the 4(2) commercial paper is rated in one of the two highest rating categories by that NRSRO; or

          (iii) If the security is unrated, the Manager or Subadvisor has determined that the security is of equivalent quality based on factors commonly used by rating agencies; and

     (c) There is a viable trading market for the specific security, taking into account all relevant factors (e.g., whether the security is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in the security, the size of trades relative to the size of the Fund's holding or whether the 4(2) commercial paper is administered by a direct issuer pursuant to a direct placement program).

REVERSE REPURCHASE AGREEMENTS

     A Fund or Underlying Fund may enter into reverse repurchase agreements with banks or broker-dealers, which involve the sale of a security by a Fund or Underlying Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund or Underlying Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. These agreements involve the sale of debt securities, or Obligations, held by a Fund or Underlying Fund, with an agreement to repurchase the Obligations at an agreed upon price, date and interest payment. The proceeds will be used to purchase other debt securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements will be utilized, when permitted by law, only when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.

     Each Fund or Underlying Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than 33 1/3% of its total assets. While a reverse repurchase agreement is outstanding, the Fund or Underlying Fund will maintain liquid assets in an amount at least equal in value to the Fund's or Underlying Fund's commitments to cover their obligations under the agreement.

     The use of reverse repurchase agreements by a Fund or Underlying Fund creates leverage that increases a Fund's or Underlying Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund's or Underlying Fund's earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

     If the buyer of the Obligation subject to the reverse repurchase agreement becomes bankrupt, realization upon the underlying securities may be delayed and there is a risk of loss due to any decline in their value.

SECURITIES INDEX OPTIONS

     Each Fund and Underlying Fund may purchase call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements that may adversely affect the value of an Underlying Fund's securities. Unlike a securities option, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the value of the underlying securities index on the exercise date and the exercise price of the option, multiplied by (2) a fixed "index multiplier." In exchange for undertaking the obligation to make such a cash payment, the writer of the securities index option receives a premium.

     A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500(R) Composite Price Index or the NYSE Composite Index, or a narrower market index such as the S&P 100(R) Index. Indices may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange.

     The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by an Underlying Fund will not exactly match the securities represented in the securities indices on which options are based. The principal risk involved in the purchase of securities index options is that the premium and transaction costs paid by an Underlying Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based. Gains or losses on an Underlying Fund's transactions in securities index options depend on price movements in the securities market generally (or, for narrow market indices, in a particular industry or segment of the market) rather than the price movements of individual securities held by an Underlying Fund.

     An Underlying Fund may sell securities index options prior to expiration in order to close out its positions in securities index options that it has purchased. An Underlying Fund may also allow options to expire unexercised.

SECURITIES OF OTHER INVESTMENT COMPANIES

     An Underlying Fund may invest in securities of other investment companies, subject to limitations prescribed by the 1940 Act and any applicable investment restrictions described in the Underlying Fund's prospectus and SAI. Among other things, the 1940 Act limitations prohibit an Underlying Fund from (1) acquiring more than 3% of the voting shares of an investment company, (2) investing more than 5% of the Underlying Fund's total assets in securities of any one investment company, and (3) investing more than 10% of the Underlying Fund's total assets in securities of all investment companies. These restrictions may not apply to certain investments in money market funds. Each Underlying Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which the Underlying Fund invests in addition to the fees and expenses the Underlying Fund bears directly in connection with its own operations. These securities represent interests in professionally managed portfolios that may invest in various types of instruments pursuant to a wide range of investment styles, investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve duplicative management and advisory fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV per share. Others are continuously offered at NAV per share but may also be traded in the secondary market. In addition, no Underlying Fund may acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

SHORT SALES AGAINST THE BOX

     An Underlying Fund may engage in short sales, including short sales against the box. Short sales are transactions in which an Underlying Fund sells a security it does not own in anticipation of a decline in the market value of that security. A short sale against the box is a short sale where at the time of the sale, an Underlying Fund owns or has the right to obtain securities equivalent in kind and amounts. To complete such a transaction, an Underlying Fund must borrow the security to make delivery to the buyer. An Underlying Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying Fund. Until the security is replaced, the Underlying Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, an Underlying Fund also may be required to pay a premium, which would increase the cost of the security sold. There will also be other costs associated with short sales.

     An Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. An Underlying Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest an Underlying Fund may be required to pay in connection with a short sale, and will be also decreased by any transaction or other costs.

     Until an Underlying Fund replaces a borrowed security in connection with a short sale, the Underlying Fund will (a) segregate cash or liquid assets at such a level that the segregated assets plus any amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with applicable law.

     There is no guarantee that an Underlying Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that an Underlying Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Underlying Fund is unable to borrow the same security from another lender. If that occurs, the Underlying Fund may be "bought in" at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.

     In addition to the short sales discussed above, an Underlying Fund may make short sales "against the box," a transaction in which an Underlying Fund enters into a short sale of a security that the Underlying Fund owns or has the right to obtain at no additional cost. The Underlying Fund does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If an Underlying Fund effects a short sale of securities against the box at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if an Underlying Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied.

SOURCES OF LIQUIDITY OR CREDIT SUPPORT

     Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. The Manager or Subadvisors may rely on their evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, the Manager or Subadvisors will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or an Underlying Fund's share price.

STRIPPED SECURITIES

     Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

     Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

     A number of banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The investment and risk characteristics of "zero coupon" Treasury securities described above under "U.S. Government Securities" are shared by such receipts or certificates. The staff of the Securities and Exchange Commission (the "SEC") has indicated that receipts or certificates representing stripped corpus interests in U.S. Treasury securities sold by banks and brokerage firms should not be deemed U.S. government securities but rather securities issued by the bank or brokerage firm involved.

SWAP AGREEMENTS

     An Underlying Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Underlying Fund than if the Underlying Fund had invested directly in an instrument that yielded that desired return or for other portfolio management purposes. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease an Underlying Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by an Underlying Fund would calculate the obligations of the parties to the agreements on a "net" basis. Consequently, an Underlying Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). An Underlying Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of liquid assets to avoid any potential leveraging of the Underlying Fund's portfolio. An Underlying Fund may enter into swap agreements only to the extent that obligations under such agreements represent not more than 15% of the Fund's total assets.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift an Underlying Fund's investment exposure from one type of investment to another. For example, if an Underlying Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Underlying Fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an Underlying Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from an Underlying Fund. If a swap agreement calls for payments by an Underlying Fund, the Underlying Fund must be prepared to make such payments when due.

     Whether an Underlying Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Manager's or Subadvisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If such securities are determined to be illiquid, then an Underlying Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Manager or Subadvisor will cause an Underlying Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Fund's repurchase agreement guidelines. Certain restrictions imposed on the Underlying Funds by the Code may limit the Underlying Funds' ability to use swap agreements. An Underlying Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are largely excluded from regulation under the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA. To qualify for this exclusion, a swap agreement must be entered into by "eligible contract participants," which include financial institutions, investment companies subject to regulation under the 1940 Act and the following, provided the participants' total assets exceed established levels: commodity pools, corporations, partnerships, proprietorships, organizations, trusts or other entities, employee benefit plans, governmental entities, broker-dealers, futures commission merchants, natural persons, or regulated foreign persons. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must be subject to individual negotiation by the parties and may not be executed or traded on trading facilities other than qualifying electronic trading facilities.

     Credit Default Swaps. To the extent consistent with its investment objectives and subject to the Underlying Funds' general limitations on investing in swap agreements, certain Underlying Funds may invest in credit default swaps. Credit default swaps are contracts whereby one party, the protection "buyer," makes periodic payments to a counterparty, the protection "seller," in exchange for the right to receive from the seller a payment equal to the par (or other agreed-upon value (the "value")) of a particular debt obligation (the "referenced debt obligation") in the event of a default by the issuer of that debt obligation. A credit default swap may use one or more securities that are not currently held by an Underlying Fund as referenced debt obligations. An Underlying Fund may be either the buyer or the seller in the transaction. The use of credit default swaps may be limited by an Underlying Fund's limitations on illiquid investments. When used for hedging purposes, an Underlying Fund would be the buyer of a credit default swap contract. In that case, the Underlying Fund would be entitled to receive the value of a referenced debt obligation from the seller in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Underlying Fund would pay to the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Underlying Fund would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). They also involve credit risk - that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

     When an Underlying Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Underlying Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Underlying Fund would be subject to investment exposure on the notional amount of the swap. In connection with credit default swaps in which an Underlying Fund is the seller, the Underlying Fund will maintain appropriate liquid assets, or enter into offsetting positions.

     In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

TEMPORARY DEFENSIVE POSITION; CASH EQUIVALENTS

     In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes, each Fund and/or Underlying Fund, may invest outside the scope of its principal investment focus. Under such conditions, a Fund and/or an Underlying Fund may not invest in accordance with its investment objective or investment strategies and, as a result, there is no assurance that the Underlying Fund will achieve its investment objective. Under such conditions, a Fund and/or an Underlying Fund may invest without limit in cash and cash equivalents. These include, but are not limited to: short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities; see "Repurchase Agreements" and "Reverse Repurchase Agreements" for a description of the characteristics and risks of repurchase agreements and reverse repurchase agreements); obligations of banks (certificates of deposit ("CDs"), bankers' acceptances and time deposits) that at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million, and obligations of other banks or S&Ls if such obligations are federally insured; commercial paper (as described in this SAI); investment grade corporate debt securities or money market instruments, for this purpose including U.S. government securities having remaining maturities of one year or less; and other debt instruments not specifically described above if such instruments are deemed by the Manager or Subadvisor to be of comparable high quality and liquidity. In addition, the Global High Income Underlying Fund and International Equity Underlying Fund may hold foreign cash and cash equivalents.

     In addition, a portion of each Fund and/or Underlying Fund's assets may be maintained in money market instruments as described above in such amount as the Manager or Subadvisor deems appropriate for cash reserves.

UNFUNDED LOAN COMMITMENTS

     The Underlying Funds may enter into loan commitments that are unfunded at the time of investment. A loan commitment is a written agreement under which the lender (such as an Underlying Fund) commits itself to make a loan or loans up to a specified amount within a specified time period. The loan commitment sets out the terms and conditions of the lender's obligation to make the loans. Loan commitments are made pursuant to a term loan, a revolving credit line or a combination thereof. A term loan is typically a loan in a fixed amount that borrowers repay in a scheduled series of repayments or a lump-sum payment at maturity. A revolving credit line allows borrowers to draw down, repay, and reborrow specified amounts on demand. The portion of the amount committed by a lender under a loan commitment that the borrower has not drawn down is referred to as "unfunded." Loan commitments may be traded in the secondary market through dealer desks at large commercial and investment banks. Typically, the Underlying Funds enter into fixed commitments on term loans as opposed to revolving credit line arrangements.

     Borrowers pay various fees in connection with loans and related commitments. In particular, borrowers may pay a commitment fee to lenders on unfunded portions of loan commitments and/or facility and usage fees, which are designed to compensate lenders in part for having an unfunded loan commitment.

     Unfunded loan commitments expose lenders to credit risk -- the possibility of loss due to a borrower's inability to meet contractual payment terms. A lender typically is obligated to advance the unfunded amount of a loan commitment at the borrower's request, subject to certain conditions regarding the creditworthiness of the borrower. Borrowers with deteriorating creditworthiness may continue to satisfy their contractual conditions and therefore be eligible to borrow at times when the lender might prefer not to lend. In addition, a lender may have assumptions as to when a borrower may draw on an unfunded loan commitment when the lender enters into the commitment. If the borrower does not draw as expected, the commitment may not prove as attractive an investment as originally anticipated.

     Since an Underlying Fund with an unfunded loan commitment has a contractual obligation to lend money on short notice, it will maintain liquid assets in an amount at least equal in value to the amount of the unfunded commitment and will designate which assets are being so maintained on its books and records. The Underlying Fund will make appropriate changes to the liquid assets designated on a daily basis to reflect changes in the value of the liquid assets designated or the amount of the unfunded commitment.

     The Underlying Fund records an investment when the borrower draws down the money and records interest as earned. Unfunded loan commitments are considered as having no value for purposes of determining the Underlying Funds' net asset values.

U.S. GOVERNMENT SECURITIES

     Securities issued or guaranteed by the United States government or its agencies or instrumentalities include various U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association ("GNMA") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other securities, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Additionally, other securities, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality while others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. U.S. government securities also include government-guaranteed mortgage-backed securities.

     While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Manager or Subadvisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by a Fund or Underlying Fund.

     U.S. government securities do not generally involve the credit risks associated with other types of interest bearing securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other interest bearing securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. When interest rates decline, the values of U.S. government securities can be expected to increase, and when interest rates rise, the values of U.S. government securities can be expected to decrease.

WARRANTS

     To the extent that an Underlying Fund invests in equity securities, the Underlying Funds may invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

WHEN-ISSUED SECURITIES

     Each Underlying Fund may from time to time purchase securities on a "when-issued" basis. When purchasing a security on a when-issued basis, the Underlying Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Debt securities, including municipal securities, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by an Underlying Fund and no interest accrues to the Underlying Fund. To the extent that assets of an Underlying Fund are held in cash pending the settlement of a purchase of securities, that Underlying Fund would earn no income; however, it is the Underlying Funds' intention that each Underlying Fund will be fully invested to the extent practicable and subject to the policies stated herein and in the Prospectus. Although when-issued securities may be sold prior to the settlement date, each Underlying Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

     When-issued transactions are entered into in order to secure what is considered to be an advantageous price and yield to an Underlying Fund and not for purposes of leveraging the Underlying Fund's assets. However, an Underlying Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom an Underlying Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Underlying Fund.

     The Underlying Funds do not believe that an Underlying Fund's NAV per share or income will be exposed to additional risk by the purchase of securities on a when-issued basis. At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Underlying Fund's NAV per share. The market value of the when-issued security may be more or less than the purchase price payable at the settlement date. Liquid assets are maintained to cover "senior securities transactions" which may include, but is not limited to, the Underlying Fund's commitments to purchase securities on a when-issued commitment. The value of the Fund's "senior securities" holdings are marked-to-market daily to ensure proper coverage. Such securities either will mature or, if necessary, be sold on or before the settlement date.

ZERO COUPON BONDS

     The Underlying Funds may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Underlying Fund on a current basis but is, in effect, compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which an Underlying Fund must accrue and distribute every year even though the Underlying Fund receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

SPECIAL CONSIDERATIONS FOR CERTAIN UNDERLYING FUNDS

     "Standard & Poor's", "S&P 500(R)", "S&P(R)", "Standard & Poor's 500(R)", "S&P 500(R) Index", "S&P MidCap 400(R) Index" and "S&P SmallCap 600(R) Index" are trademarks of The McGraw-Hill Companies, Inc. ("S&P") and have been licensed for use. S&P does not sponsor, endorse, sell or promote any of the Funds or represent the advisability of investing in any of the Funds.

     A Fund and/or Underlying Fund is not sponsored, endorsed, sold or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of a Fund and/or Underlying Fund, or any member of the public regarding the advisability of investing in securities generally or in a Fund and/or Underlying Fund particularly or the ability of the S&P 500(R) Index to track general stock market performance. S&P's only relationship to the Manager or a Fund and/or Underlying Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) Index, which is determined, composed and calculated by S&P without regard to the Fund and/or Underlying Fund. S&P has no obligation to take the needs of the Manager or the owners of a Fund and/or Underlying Fund into consideration in determining, composing or calculating the S&P 500(R) Index. S&P is not responsible for and has not participated in the determination of the prices and amount of a Fund and/or Underlying Fund or the timing of the issuance or sale of a Fund and/or Underlying Fund or in the determination or calculation of the equation by which a Fund and/or Underlying Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of a Fund and/or Underlying Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500(R) Index, or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Manager, owners of a Fund and/or Underlying Fund, or any other person or entity from the use of the S&P 500(R)

Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500(R) Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     The inclusion of a security in the S&P 500(R) Index in no way implies an opinion by the index sponsors or S&P as to the attractiveness of that security as an investment. A Funds and/or Underlying Funds are not sponsored by or affiliated with the sponsor of its index.

     DIRECTORS AND OFFICERS

     The Board of Directors oversees the Funds and the Manager. Information pertaining to the Directors and officers is set forth below. Each Director serves until his or her successor is elected and qualified or until his/her resignation, death or removal. Officers serve a term of one year and are elected annually by the Directors. The business address of each Director and officer listed below is 51 Madison Avenue, New York, New York 10010.

                                    DIRECTORS

                   TERM OF OFFICE,                             NUMBER OF FUNDS       OTHER
                 POSITION(S) WITH THE        PRINCIPAL             IN FUND       DIRECTORSHIPS
NAME AND        COMPANY AND LENGTH OF      OCCUPATION(S)      COMPLEX OVERSEEN   HELD BY BOARD
DATE OF BIRTH          SERVICE          DURING PAST 5 YEARS    BY BOARD MEMBER       MEMBER
-------------   ---------------------   -------------------   ----------------   -------------
[_____]                [_____]                [_____]              [_____]          [_____]
[_____]                [_____]                [_____]              [_____]          [_____]
[_____]                [_____]                [_____]              [_____]          [_____]
[_____]                [_____]                [_____]              [_____]          [_____]

                                    OFFICERS*

                          TERM OF OFFICE,
                       POSITION(S) HELD WITH
      NAME AND               FUNDS AND
   DATE OF BIRTH         LENGTH OF SERVICE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------   -----------------------   -------------------------------------------
ROBERT A. ANSELMI     Indefinite; Chief Legal   Senior Managing Director, General Counsel
10/19/46              Officer since 2003        and Secretary, New York Life Investment
                                                Management LLC (including predecessor
                                                advisory organizations) and New York Life
                                                Investment Management Holdings LLC; Senior
                                                Vice President, New York Life Insurance
                                                Company; Vice President and Secretary,
                                                McMorgan & Company LLC; Secretary, NYLIM
                                                Service Company LLC, NYLCAP Manager LLC,
                                                Madison Capital Funding LLC and
                                                Institutional Capital LLC (since October
                                                2006); Chief Legal Officer, The MainStay
                                                Funds and MainStay VP Series Fund, Inc.
                                                (since 2003), McMorgan Funds (since 2005)
                                                and ICAP Funds, Inc. (since August 2006);
                                                Managing Director and Senior Counsel,
                                                Lehman Brothers Inc. (1998 to 1999);
                                                General Counsel and Managing Director, JP
                                                Morgan Investment Management Inc. (1986 to
                                                1998).

ARPHIELA ARIZMENDI    Indefinite; Treasurer     Treasurer and Principal Financial and
10/26/56              and Principal Financial   Accounting Officer, the MainStay Funds,
                      and                       MainStay VP Series Fund, Inc., Eclipse
                                                Funds, and McMorgan

                      Accounting Officer        Funds (since December 2005) and ICAP Funds
                      since 2005                (since 2006); Director and Manager of Fund
                                                Accounting and Administration, New York
                                                Life Investment Management LLC (since
                                                March 2003); Assistant Treasurer, The
                                                MainStay Funds; MainStay VP Series Fund,
                                                Inc., Eclipse Funds, and McMorgan Funds
                                                (1992 to December 2005).

PATRICK G. BOYLE      Indefinite; Executive     Executive Vice President (since 2002) and
11/24/53              Vice President since      Senior Managing Director (2000 to 2002),
                      2003                      New York Life Investment Management LLC
                                                (including predecessor advisory
                                                organizations) and New York Life
                                                Investment Management Holdings LLC;
                                                Director, New York Life Trust Company;
                                                Member of the Board of Managers, Madison
                                                Capital Funding LLC; Executive Vice
                                                President, ICAP Funds, Inc. (since August
                                                2006); Senior Vice President, Pension
                                                Department, New York Life Insurance
                                                Company (1991 to 2000); Director, Eclipse
                                                Funds Inc. (1990 to 2003); Trustee, New
                                                York Life Investment Management
                                                Institutional Funds (2002 to 2003).

TONY H. ELAVIA        Indefinite; Senior Vice   Senior Managing Director, New York Life
1/11/56               President since 2005      Investment Management LLC; Chief
                                                Investment Officer, NYLIM Equity Investors
                                                Group; Executive Vice President, New York
                                                Life Trust Company; Senior Vice President,
                                                New York Life Insurance and Annuity
                                                Corporation; Senior Vice President, ICAP
                                                Funds, Inc. (since August 2006); Managing
                                                Director and Senior Portfolio Manager,
                                                Large Cap Growth team, Putnam Investments
                                                (1998 to 2004).

STEPHEN P. FISHER     Indefinite; President     Senior Managing Director and Chief
2/22/59               since 2007                Marketing Officer, New York Life
                                                Investment Management LLC since 2005,
                                                Managing Director - Retail Marketing, New
                                                York Life Investment Management LLC
                                                2003-2005; President, The MainStay Funds,
                                                MainStay VP Series Fund, Inc., ICAP Funds,
                                                Inc. (since March 2007); Managing
                                                Director, UBS Global Asset Management from
                                                1999 to 2003.

SCOTT T. HARRINGTON   Indefinite; Vice          Director, New York Life Investment
2/8/59                President --              Management LLC (including predecessor
                      Administration since      advisory organizations); Executive Vice
                      2005                      President, New York Life Trust Company and
                                                New York Life Trust Company, FSB (since
                                                January 2006); Vice President--
                                                Administration, MainStay VP Series Fund,
                                                Inc., and The MainStay Funds (since 2005)
                                                and ICAP Funds, Inc. (since August 2006).

ALISON H. MICUCCI     Indefinite; Senior Vice   Senior Managing Director and Chief
12/16/65              President and Chief       Compliance Officer (since March 2006) and
                      Compliance Officer        Managing Director and Chief Compliance
                      since June 2006; Vice     Officer (2003 to February 2006), New York
                      President - Compliance    Life Investment Management LLC and New
                      2004 to 2006              York Life Investment Management Holdings
                                                LLC; Senior Managing Director, Compliance
                                                (since March 2006) and Managing Director,
                                                Compliance (2003 to February 2006), NYLIFE
                                                Distributors LLC; Chief Compliance
                                                Officer, NYLCAP Manager LLC; Senior Vice
                                                President and Chief Compliance Officer,
                                                The MainStay Funds and MainStay VP Series
                                                Fund, Inc. (since June 2006) and ICAP
                                                Funds, Inc. (since August 2006); Vice
                                                President - Compliance, The MainStay Funds
                                                and MainStay VP Series Fund, Inc. (until
                                                June 2006); Deputy Chief Compliance
                                                Officer, New York Life Investment
                                                Management LLC (2002 to 2003); Vice
                                                President and Compliance Officer, Goldman
                                                Sachs Asset Management (1999 to 2002).

MARGUERITE E.H.       Indefinite; Secretary     Managing Director and Associate General
   MORRISON           since 2004                Counsel, New York Life Investment
3/26/56                                         Management LLC (since 2004); Managing
                                                Director and Secretary, NYLIFE
                                                Distributors LLC; Secretary, The MainStay
                                                Funds and MainStay VP Series Fund, Inc.
                                                (each since 2004) and ICAP Funds, Inc.
                                                (since August 2006); Chief Legal Officer -
                                                Mutual Funds and Vice President and
                                                Corporate Counsel, The Prudential
                                                Insurance Company of America (2000 to
                                                2004).

BRIAN A. MURDOCK      Indefinite; Chief         Member of the Board of Managers and
3/15/56               Executive Officer since   President (since 2004) and Chief Executive
                      July 2006                 Officer (since July 2006), New York Life
                                                Investment Management LLC and New York
                                                Life Investment Management Holdings LLC;
                                                Senior Vice President, New York Life
                                                Insurance Company (since 2004); Chairman
                                                of the Board and President, NYLIFE
                                                Distributors LLC (since 2004); Member of
                                                the Board of Managers, Madison Capital
                                                Funding LLC (since 2004), NYLCAP Manager
                                                LLC (since 2004) and Institutional Capital
                                                LLC (since July 2006); Chairman and
                                                Trustee (since September 2006) and Chief
                                                Executive Officer (since July 2006), The
                                                MainStay Funds; Chairman and Director
                                                (since September 2006) and Chief Executive
                                                Officer (since July 2006), MainStay VP
                                                Series Fund, Inc.; Director and Chief
                                                Executive Officer, ICAP Funds, Inc. (since
                                                August 2006); Chief Operating Officer,
                                                Merrill Lynch Investment Managers (2003 to
                                                2004); Chief Investment Officer, MLIM
                                                Europe and Asia (2001 to 2003); President,
                                                Merrill Japan and Chairman, MLIM Pacific
                                                Region (1999 to 2001).

* The officers listed are considered to be "interested persons" of the Company within the meaning of the 1940 Act because of their affiliation with the Company, Eclipse Funds, New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, The MainStay Funds, MainStay VP Series Fund, Inc., McMorgan Funds, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail in the column captioned "Principal Occupation(s) During Past 5 Years."

     The purpose of the Audit Committee, which meets on an as needed basis, is to (1) oversee the accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality and objectivity of the financial statements and the independent audit thereof; and (3) act as a liaison between the independent auditors and the full Board. The members of the Audit Committee include all the Independent Board Members: Lawrence Glacken, Susan B. Kerley, Peter Meenan, and Robert P. Mulhearn. There were five Audit Committee meetings held during the fiscal year ended October 31, 2006.

     The purpose of the Nominating Committee is to (1) evaluate the qualifications of candidates and make nominations for independent director or trustee membership on the Board, (2) nominate members of committees of the Board and periodically review committee assignments, and (3) make recommendations to the Board concerning the responsibilities or establishment of Board committees. The Nominating Committee will consider potential candidates recommended by shareholders provided that: (i) the proposed candidates satisfy the trustee qualification requirements; and (ii) the nominating shareholders comply with the Candidate Policy. Other than in compliance with the requirements mentioned in the preceding sentence, the Nominating Committee will not otherwise evaluate shareholder trustee nominees in a different manner than other nominees, and the standard of the Committee is to treat all equally qualified nominees in the same manner. The members of the Nominating Committee include all the Independent Board Members: Lawrence Glacken, Susan B. Kerley, Peter Meenan, and Robert P. Mulhearn. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2006.

     The purpose of the Valuation Committee is to oversee the implementation of the Funds' valuation procedures and to make fair value determinations on behalf of the Board as specified in such valuation procedures. The members of the Valuation Committee, on which one or more Board Members may serve, include:
Arphiela Arizmendi, Alison Micucci, Marguerite E. H. Morrison, Peter Meenan, Robert P. Mulhearn, Lawrence Glacken and Susan B. Kerley. The Committee meets as often as necessary to ensure that each action taken by the Valuation Subcommittee is reviewed within a calendar quarter of such action. There were four Valuation Committee meetings held during the fiscal year ended October 31, 2006.

     The purpose of the Valuation Subcommittee, which meets on an as needed basis, is to establish prices of securities for which market quotations are not readily available or the prices of which are not often readily determinable pursuant to the Funds' valuation procedures. Meetings may be held in person or by telephone conference call. The Subcommittee may also take action via electronic mail in lieu of a meeting pursuant to the guidelines set forth in the valuation procedures. The members of the Valuation Subcommittee, on which one or more Board Members may serve, include: Alison Miccuci, Marguerite E. H. Morrison, Ravi Akhoury, Christopher Feind and Arphiela Arizmendi. There were no Subcommittee meetings held during the fiscal year ended October 31, 2006.

     As of December 31, 2006, the dollar range of equity securities owned by each Board Member in the Funds (including beneficially) and in any registered investment company overseen by the Board Members within the same family of investment companies as the Company and the Trust was as follows:

     NON-INTERESTED BOARD MEMBERS OF THE COMPANY

                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                           SECURITIES IN ALL REGISTERED
                      DOLLAR RANGE OF      INVESTMENT COMPANIES OVERSEEN
                     EQUITY SECURITIES       BY DIRECTOR IN FAMILY OF
BOARD MEMBER           IN THE COMPANY          INVESTMENT COMPANIES
------------         -----------------   --------------------------------
Lawrence Glacken            None                   Over $100,000
Peter Meenan                None                $50,001 - $100,000
Robert P. Mulhearn          None                        $0
Susan B. Kerley             None                   Over $100,000

     As of December 31, 2006, each Board Member who is not an "interested person" as that term is defined in the 1940 Act of the Company, and his or her immediate family members, beneficially or of record owned securities in (1) an investment adviser or principal underwriter of the Company or (2) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with and investment adviser or principal underwriter of the Company as follows:

     NON-INTERESTED BOARD MEMBERS

                        NAME OF OWNERS
                       AND RELATIONSHIP             TITLE OF    VALUE OF     PERCENT
NAME OF BOARD MEMBER    TO BOARD MEMBER   COMPANY     CLASS    SECURITIES   OF CLASS
--------------------   ----------------   -------   --------   ----------   --------
Lawrence Glacken              N/A            --        --         None         --
Peter Meenan                  N/A            --        --         None         --
Robert P. Mulhearn            N/A            --        --         None         --
Susan B. Kerley               N/A            --        --         None         --

     COMPENSATION

     The following Compensation Tables reflect the compensation received by certain Board Members for the fiscal year ended October 31, 2006, from the Company and from certain other investment companies that have the same investment adviser as the Company or an investment adviser that is an affiliated person of the Manager. Directors, other than those affiliated with the Manager, New York Life, or the Distributor, are paid an annual retainer of $40,000 and an additional annual fee of $40,000 in connection with attendance at Board meetings plus reimbursement for travel and out-of-pocket expenses. The Chairman of the Board of Directors receives an additional retainer of $20,000 annually, and the Audit Committee Chair receives an additional retainer of $15,000. The retainers are paid in the aggregate for the Company and Eclipse Funds.

     COMPENSATION TABLE FOR THE NON-INTERESTED BOARD MEMBERS OF THE COMPANY

                                                                            TOTAL
                                          PENSION OR                    COMPENSATION
                                          RETIREMENT                        FROM
                                           BENEFITS       ESTIMATED      COMPANY AND
                         AGGREGATE        ACCRUED AS        ANNUAL      FUND COMPLEX
                       COMPENSATION        PART OF      BENEFITS UPON      PAID TO
BOARD MEMBER         FROM THE COMPANY   FUND EXPENSES     RETIREMENT    BOARD MEMBER
------------         ----------------   -------------   -------------   ------------
Lawrence Glacken        $47,578.33           None            None        $ 83,500.00
Susan B. Kerley         $58,496.12           None            None        $101,000.00
Peter Meenan            $56,210.67           None            None        $ 83,535.87
Robert P. Mulhearn      $47,578.33           None            None        $ 70,688.09

     As of March 31, 2007, the Directors and officers of the Company as a group owned less than 1% of the outstanding shares of any class of common stock of each of the Funds of the Company.

     The Funds have agreed to reimburse NYLIM for a portion of the compensation of the Funds' Chief Compliance Officer.

     CODE OF ETHICS

     The Company, Manager, and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of the respective organizations to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. A copy of each of the Codes of Ethics is on public file with, and is available from, the SEC.

THE MANAGER AND THE DISTRIBUTOR

     MANAGEMENT AGREEMENT

     Pursuant to the Management Agreement entered into by the Company dated [_________] with respect to the Funds, NYLIM, subject to the supervision of the Board Members and in conformity with the stated policies of each Fund, administers each Fund's business affairs and has investment advisory responsibilities with respect to the Funds' portfolio securities. NYLIM is a wholly-owned subsidiary of New York Life.

     The Board Members, including the Independent Board Members, initially approved a Management Agreement for the Funds at in-person meetings held on [_________]. The Management Agreement remains in effect for two years following its initial effective date, and continues in effect thereafter only if such continuance is specifically approved at least annually by the Board Members or by a vote of a majority of the outstanding voting securities of the Company (as defined in the 1940 Act and the rules thereunder) and, in either case by a majority of the Board Members who are not "interested persons" (as the term is defined in the 1940 Act) of the Company or the Manager.

     The Manager has authorized any of its members, managers, officers and employees who have been elected or appointed as Directors, Trustees or officers of the Company and/or the Trust to serve in the capacities in which they have been elected or appointed.

     Each Management Agreement provides that the Manager shall not be liable to a Fund for any error or judgment by the Manager or for any loss sustained by a Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

     In connection with its administration of the business affairs of each of the Funds, and except as indicated in the Prospectus under the heading "Know With Whom You're Investing," the Manager bears the following expenses:

     (a) the salaries and expenses of all personnel of the Company and the Manager, except the fees and expenses of the Directors not affiliated with the Manager; and

     (b) all expenses incurred by the Manager in connection with administering the ordinary course of the Funds' business, other than those assumed by the Company.

     The Funds had not commenced operations as of October 31, 2006. Therefore, no management fee was paid by the Funds for the fiscal year ended October 31, 2006.

     Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02117 ("IBT") provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective net asset values, and assisting NYLIM in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, IBT is compensated by NYLIM.

     DISTRIBUTION AGREEMENT

     NYLIFE Distributors LLC, a corporation organized under the laws of Delaware, serves as the distributor and principal underwriter (the "Distributor") of each Fund's shares pursuant to a Distribution Agreement, dated January 1, 1994, as amended with respect to the Funds. Prior to that time, NYLIFE Securities Inc. ("NYLIFE Securities"), an affiliated company, had acted as principal underwriter. NYLIFE Securities currently sells shares of the Funds pursuant to a dealer agreement with the Distributor. The Distributor is not obligated to sell any specific amount of the Company's or Trust's shares, and receives no compensation from the Company or the Trust under the Distribution Agreement. The Distributor, at its own expense, also may, from time to time, provide promotional incentives to dealers who sell Fund shares.

     The Distribution Agreement is subject to annual approval by the Board. The Distribution Agreement is terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Independent Board Members upon 60 days' written notice to the Distributor, by vote of a majority of the outstanding voting securities of that Fund, upon 60 days' written notice to the Distributor, or by the Distributor, upon not less than 60 days' written notice to the Company. The Distribution Agreement will terminate in the event of its assignment.

     The shares of each Fund are offered continuously, although each Fund reserves the right to suspend or terminate such offering at any time.

     DISTRIBUTION PLANS

     The Board has adopted with respect to each of the Funds separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act for Class A, Class R2, and Class R3 shares of each Fund (the "Class A Plans," the "Class R2 Plans," and the "Class R3 Plans," collectively, the "12b-1 Plans"). Under the 12b-1 Plans, a class of shares of a Fund pays distribution and/or service fees to the Distributor as compensation for distribution and/or service activities related to that class of shares and its shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of an investment and may cost a shareholder more than paying other types of sales charges. Each 12b-1 Plan provides that the distribution and/or service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor. Authorized distribution expenses include the Distributor's interest expense and profit. The Distributor anticipates that its actual expenditures will substantially exceed the distribution fee received by it during the early years of the operation of a 12b-1 Plan. Dealers meeting certain criteria established by the Distributor, which may be changed from time to time, may receive additional compensation. In addition, with respect to Class A shares, the Distributor may pay dealers an ongoing annual service fee equal to 0.25% of the aggregate NAV of shares held by investors serviced by the dealer.

     In later years, its expenditures may be less than the distribution fee, thus enabling the Distributor to realize a profit in those years.

     If a 12b-1 Plan for the Funds is terminated, the Funds will owe no payments to the Distributor other than fees accrued but unpaid on the termination date. Each 12b-1 Plan may be terminated only by specific action of the Board of Trustees or shareholders.

     12b-1 Plan revenues may be used to reimburse third parties that provide various services to shareholders who are participants in various retirement plans. These services include aggregating and processing purchase and redemption orders for participant shareholders, processing dividend payments, forwarding shareholder communications, and recordkeeping. Persons selling or servicing different classes of shares of the Funds may receive different compensation with respect to one particular class of shares as opposed to another in the same Fund. The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers who sell Fund shares.

     Under the Class A Plans, Class A shares of a Fund pay the Distributor a monthly fee at the annual rate of 0.25% of the average daily net assets of each Fund's Class A shares for distribution or service activities, as designated by the Distributor.

     Under the Class R2 Plans, Class R2 shares of a Fund pay the Distributor a monthly fee at the annual rate of 0.25% of the average daily net assets of that Fund's Class R2 shares for distribution or service activities, as designated by the Distributor.

     Under the Class R3 Plans, Class R3 shares of a Fund pay the Distributor a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of that Fund's Class R3 shares. Pursuant to the Class R3 Plans, the Class R3 shares also pay a service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of a Fund's Class R3 shares.

     Each 12b-1 Plan shall continue in effect from year to year, provided such continuance is approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Board Members. No 12b-1 Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected class of shares of a Fund, and all material amendments of a 12b-1 Plan must also be approved by the Board in the manner described above. Each 12b-1 Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Board Members, or by a vote of a majority of the outstanding voting securities of the affected Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the 12b-1 Plan. So long as any 12b-1 Plan is in effect, the selection and nomination of Board Members who are not such interested persons has been committed to those Board Members who are not such interested persons. Pursuant to each 12b-1 Plan, the Distributor shall provide the Company and the Trust for review by the Board, and the Board shall review at least quarterly, a written report of the amounts expended under each 12b-1 Plan and the purpose for which such expenditures were made. In the Board's quarterly review of each 12b-1 Plan, they will consider its continued appropriateness and the level of compensation provided therein. The Board Members have determined that, in their judgment, there is a reasonable likelihood that each 12b-1 Plan will benefit the respective Fund and its shareholders.

     Pursuant to Conduct Rule 2830 of the National Association of Securities Dealers, Inc., the amount which a Fund may pay for distribution expenses, excluding service fees, is limited to 6.25% of the gross sales of the Fund's shares since inception of the Fund's Plan, plus interest at the prime rate plus 1% per annum (less any contingent deferred sales charges paid by shareholders to the Distributor or distribution fee (other than service fees) paid by the Funds to the Distributor).

     The Funds had not commenced operations as of the date of this Prospectus. Therefore, no distribution and service fees were paid and the Distributor has not incurred any expenses pursuant to the Class A, Class I, Class R1, Class R2 or Class R3 Plans.

     PURCHASES AND REDEMPTIONS

     Shares may be redeemed directly from a Fund or through your registered representative or retirement plan service provider. Shares redeemed will be valued at the NAV per share next determined after MainStay Investments receives the redemption request in "good order." "Good order" with respect to a redemption request generally means that for certificated shares, a stock power or certificate must be endorsed, and for uncertificated shares a letter must be signed, by the record owner(s) exactly as the shares are registered, and the signature(s) must be guaranteed by a Medallion Signature Guarantee. In cases where redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to MainStay Investments must be submitted before the redemption request will be accepted. The requirement for a signed letter may be waived on a redemption of $100,000 or less that is payable to the shareholder(s) of record and mailed to the address of record, or under such other circumstances as the Funds may allow. Send your written request to MainStay Investments, P.O. Box 8401, Boston, Massachusetts 02266-8401.

     Upon the redemption of shares the redeeming Fund will make payment in cash, except as described below, of the NAV of the shares next determined after such redemption request was received, less any applicable contingent deferred sales charge.

     In times when the volume of telephone redemptions is heavy, additional phone lines will be added by MainStay Investments. However, in times of very large economic or market changes, redemptions may be difficult to implement by telephone. When calling MainStay Investments to make a telephone redemption, shareholders should have available their account number and Social Security or Taxpayer I.D. number.

     The value of the shares redeemed from a Fund may be more or less than the shareholder's cost, depending on portfolio performance during the period the shareholder owned the shares.

     Purchases and redemptions for Class A, Class I, Class R1, Class R2, and Class R3 shares are discussed in the Prospectus under the heading "Shareholder Guide," and that information is incorporated herein by reference.

     Certain clients of the Manager may purchase shares of a Fund with liquid assets with a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on a bona fide domestic or foreign exchange and which would be eligible for purchase by the Fund (consistent with such Fund's investment policies and restrictions). These transactions will be effected only if the Fund's Manager intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of the purchase. The Fund reserves the right to amend or terminate this practice at any time.

     The net asset value per share of each Fund is determined on each day the New York Stock Exchange is open for trading. (See "Net Asset Value" below.) Shares of each Fund are redeemable at net asset value, at the option of the Fund's shareholders.

     The Funds reserve the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of one or more of the Funds not reasonably practicable.

     For shares of the Funds redeemed within any 90-day period, each Fund reserves the right to pay the shareholder a maximum of $250,000 in cash, or cash equal to 1% of the Fund's net assets, whichever is less. To protect the remaining shareholders in the Fund, anything redeemed above this amount may not be paid in cash, but could be paid entirely, or in part, in the same kinds of securities held by the Fund. These securities would be valued at the same value that was assigned to them in calculating the net asset value of the shares redeemed. Even though it is highly unlikely that shares would ever actually be redeemed in kind, shareholders would probably have to pay transaction costs to sell the securities distributed to you, should such a distribution occur.

     The Funds have entered into a committed line of credit with Investors Bank and Trust Company, as agent, and various other lenders, from whom a Fund may borrow up to 5% of its net assets in order to honor redemptions. The credit facility is expected to be utilized in periods when the Funds experience unusually large or unanticipated redemption requests.

     PROXY VOTING POLICIES AND PROCEDURES

     It is the policy of the Funds that proxies received by the Funds are voted in the best interests of the Funds' shareholders. The Board of Directors of the Funds has adopted Proxy Voting Policies and Procedures for the Funds that delegate all responsibility for voting proxies received relating to the Funds' portfolio securities to New York Life Investment Management LLC (the "Manager"), subject to the oversight of the respective Board. The Manager has adopted its own Proxy Voting Policies and Procedures in order to assure that proxies voted on behalf of the Funds are voted in the best interests of the Funds and their shareholders. Where the Funds have retained the services of a Subadvisor to provide day-to-day portfolio management for a Fund, the Manager may delegate proxy voting authority to the Subadvisor; provided that, as specified in the Manager's Proxy Voting Policies and Procedures, the Subadvisor either (1) follows the Manager's Proxy Voting Policy and the Funds' Procedures; or (2) has demonstrated that its proxy voting policies and procedures are consistent with the Manager's Proxy Voting Policies and Procedures or are otherwise implemented in the best interests of the Manager's clients and appear to comply with governing regulations. The Funds may revoke all or part of this delegation (to the Manager as applicable) at any time by a vote of the Board.

     MANAGER'S PROXY VOTING GUIDELINES. To assist the Manager in approaching proxy-voting decisions for the Funds and its other clients, the Manager has adopted proxy-voting guidelines ("Guidelines") with respect to certain recurring issues. These Guidelines are reviewed on an annual basis by the Manager's Proxy Voting Committee and revised when the Proxy Voting Committee determines that a change is appropriate. The Manager has selected Institutional Shareholder Services ("ISS") - an unaffiliated third-party proxy research and voting service
- to assist it in researching and voting proxies. With respect to each proxy received, ISS researches the proxy and provides a recommendation to the Manager as to how to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings to the Guidelines. The Funds' portfolio managers (or other designated personnel) have the ultimate responsibility to accept or reject any ISS proxy voting recommendation ("Recommendation"). The Manager will memorialize the basis for any decision to override a Recommendation, to abstain from voting, and to resolve any conflicts as further discussed below. In addition, the Manager may choose not to vote a proxy if the cost of voting outweighs the possible benefit; if the vote would have an indeterminable or insignificant effect on the client's economic interests or the value of the portfolio holding; or if a jurisdiction imposes share blocking restrictions.

     CONFLICTS OF INTEREST. When a proxy presents a conflict of interest, such as when the Manager has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and the Manager or an affiliated entity of the Manager, both the Funds' and the Manager's proxy voting policies and procedures mandate that the Manager follow an alternative voting procedure rather than voting proxies in its sole discretion. In these cases, the Manager may: (1) cause the proxies to be voted in accordance with the recommendations of an independent service provider; (2) notify the Fund's Board, a designated Board committee or a representative of either, of the conflict of interest and seek a waiver of the conflict to permit the Manager to vote the proxies as it deems appropriate and in the best interest of Fund shareholders, under its usual policy; or (3) forward the proxies to the Fund's Board, a designated Board committee or a representative of either, so that the Board, the committee or the representative may vote the proxies itself. As part of its delegation of proxy voting responsibility to the Manager, the Funds also delegated to the Manager responsibility for resolving conflicts of interest based on the use of acceptable alternative voting procedures, as described above. If the Manager chooses to override a voting recommendation made by ISS, the Manager's compliance department will review the override prior to voting to determine the existence of any potential conflicts of interest. If the compliance department determines a material conflict may exist, the issue is referred to the Manager's Proxy Voting Committee who will consider the facts and circumstances and determine whether to allow the override or take other action, such as the alternative voting procedures just mentioned.

GUIDELINES EXAMPLES

     The following examples illustrate the Guidelines with respect to certain typical proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the Guidelines, and whether the Manager supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information. To the extent a Subadvisor, to which the Manager has delegated proxy-voting authority, utilizes ISS these Guidelines apply to the Subadvisor.

- Board of Directors. The Manager will vote on director nominees in an uncontested election on a case-by-case basis, examining such factors as the composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman also serves as CEO, and whether a retired CEO sits on the board. Also, withhold votes from overboarded CEO directors, defined as serving on more than three boards. Withhold votes from directors who sit on more than six public company boards. In a contested election of directors, the Manager will evaluate the nominees based on such factors as the long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); and evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions. The Manager generally supports proposals to fix the board size or designate a range for the board size. However, the Manager will vote against management ability to alter the size of a specified range without shareholder approval. In addition, The Manager supports proposals to repeal classified boards or elect all directors annually. The Manager also supports proposals seeking that a majority or more of the board be independent. The Manager generally votes against shareholder proposals to impose a mandatory retirement age for outside directors.

- Antitakeover Defenses and Voting Related Issues. The Manager generally evaluates advance notice proposals on a case-by-case basis, supporting proposals that allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible. The Manager generally supports shareholder proposals that ask a company to submit its poison pill for shareholder ratification; proposals to allow or make easier shareholder action by written consent; and proposals to lower supermajority vote requirements. The Manager generally votes against proposals to restrict or prohibit shareholder ability to call special shareholder meetings and proposals giving the board exclusive authority to amend the bylaws.

- Capital Structure. Generally, votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis using a model developed by ISS. The Manager will generally vote for proposals to create a new class of nonvoting or subvoting common stock if it is intended for financing purposes with minimal or no dilution to current shareholders and if it is not designed to preserve the voting power of an insider or significant shareholder. Vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going certain is uncertain. The Manager will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights and against proposals to create a new class of common stock with superior voting rights.

- Executive and Director Compensation. Proposals regarding compensation plans are reviewed on a case-by-case basis using a methodology focusing on the transfer of shareholder wealth. Generally, the Manager will support proposals seeking additional information regarding compensation, but will vote against proposals, which set absolute levels on compensation or dictate amount or form of compensation. The Manager will support withholding votes from Compensation Committee members if the company has poor compensation practices.

     FUND'S PROXY VOTING RECORD. Each Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX will become available on the Funds' website at www.mainstayfunds.com or on the SEC's website at www.sec.gov when available.

     DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures concerning selective disclosure of portfolio holdings of the Funds. Under these policies, the Manager publicly discloses the complete schedule of each Fund's portfolio holdings, as reported at month-end, no earlier than 30 days after the month's end and will publicly disclose each Fund's top ten holdings, as reported at quarter-end, no earlier than 15 days after the quarter's end. Such information will remain accessible until the next schedule is made publicly available. You may obtain a copy of a Fund's schedule of portfolio holdings or top ten holdings for the most recently completed period by accessing the information on the Funds' website at www.mainstayfunds.com or by calling the Funds at 1-800-MAINSTAY (1-800-624-6782). The Funds' quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

     In addition, the Manager may share the Funds' non-public portfolio holdings information with Subadvisors, pricing services and other service providers to the Funds, who require access to such information in order to fulfill their contractual duties to the Funds. As of the date of this SAI, those service providers are Investors Bank and Trust Company, [AUDITOR], Russell Mellon, ISS, IDC, Plexus Group Manager Services and Merrill Corporation. The Manager may also disclose non-public information regarding a Fund's portfolio holdings information to certain mutual fund analysts and rating and tracking entities, such as Morningstar and Lipper Analytical Services, or to other entities that have a legitimate business purpose in receiving such information on a more frequent basis. Exceptions to the frequency and recipients of the disclosure may be made only with the advance authorization of the Fund's Chief Compliance Officer, after discussion with the appropriate portfolio manager, upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds. Such disclosure will be reported to the Board at the next regularly scheduled board meeting.

     All non-public portfolio holdings information is provided pursuant to a confidentiality agreement. All confidentiality agreements entered into for the receipt of non-public portfolio holdings information must provide that: (i) the Funds's non-public portfolio holdings information is the confidential property of the Funds and may not be used for any purpose except as expressly provided;
(ii) the recipient of the non-public portfolio holdings information (a) agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (b) will implement appropriate monitoring procedures; and (iii) upon written request from NYLIM or the Funds, the recipient of the non-public portfolio holdings information shall promptly return or destroy the information.

     Generally, employees of the Manager who have access to non-public information regarding the Funds' or Underlying Funds' portfolio holdings information are restricted in their uses of such information pursuant to information barriers and personal trading restrictions contained in the Manager's policies and procedures.

     Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds' shareholders and the Funds' Manager, Subadvisor, Distributor or any affiliated person of the Funds, the disclosure may not be made unless a majority of the independent trustees or a majority of a board committee consisting solely of independent directors approves such disclosure.

     The Funds, the Manager and the Subadvisor shall not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any material changes to the policies and procedures for the disclosure of portfolio holdings will be reported to the Board on at least an annual basis.

     PORTFOLIO MANAGER

     As of April 30, 2007, the number of other accounts and the total assets of other accounts managed within the following categories: (a) Registered Investment Companies, (b) other pooled investment vehicles; and (c) other accounts is set forth below:

                               NUMBER OF OTHER ACCOUNTS         NUMBER OF ACCOUNTS AND ASSETS FOR
                             MANAGED AND ASSETS BY ACCOUNT     WHICH THE ADVISORY FEE IS BASED ON
                                         TYPE                              PERFORMANCE
                          ----------------------------------   ----------------------------------
                                          OTHER                                OTHER
                          REGISTERED     POOLED                REGISTERED     POOLED
                          INVESTMENT   INVESTMENT     OTHER    INVESTMENT   INVESTMENT     OTHER
PORTFOLIO MANAGER          COMPANIES    VEHICLES    ACCOUNTS    COMPANIES    VEHICLES    ACCOUNTS
-----------------         ----------   ----------   --------   ----------   ----------   --------
Tony Elavia                 [_____]      [_____]     [_____]     [_____]      [_____]     [_____]

Certain portfolio managers who are responsible for managing certain institutional accounts share a performance fee based on the performance of the account. These accounts are distinguishable from the funds because they use techniques that are not permitted for the funds, such as short sales and leveraging. (Note that this conflict only arises with regard to the Funds that have a high yield component).

     A portfolio manager who makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

     - The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;

     - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager;

     - A portfolio manager may take a position for a fund or account in a security that is contrary to the position held in the same security by other funds or accounts managed by the portfolio manager. For example, the portfolio manager may sell certain securities short for one fund or account while other funds or accounts managed by the portfolio manager simultaneously hold the same or related securities long; and

     - An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

     To address potential conflicts of interest, NYLIM and the Subadvisor have adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, NYLIM has adopted a Code of Ethics that recognizes the manager's obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance.

     Portfolio Manager Compensation Structure. In an effort to retain key personnel, NYLIM has structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms.

     NYLIM portfolio managers receive a base pay and an annual incentive based on performance against individual and organizational unit objectives, as well as business unit and overall NYLIM results. The plan is designed to align manager compensation with investors' goals by rewarding portfolio managers who meet the long-term objective of consistent, dependable and superior investment results, measured by the performance of the product(s) under the individual's management. In addition, these employees also participate in a long-term incentive program.

     NYLIM offers an annual incentive plan and a long-term incentive plan. The total dollars available for distribution is equal to the pool generated based on NYLIM's overall company performance. "NYLIM Company Performance" is determined using several key financial indicators, including operating revenue, pre-tax operating income, and net cash flow. The long-term incentive plan, is eligible to senior level employees and is designed to reward profitable growth in Company value. An employee's total compensation package is reviewed periodically to ensure that they are competitive relative to the external marketplace.

     As of February 28, 2007, the dollar range of fund securities beneficially owned by each Portfolio Managers in the Funds ($1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or over $1,000,000)
was as follows: None.

     PORTFOLIO TRANSACTIONS AND BROKERAGE

     Because each Fund invests substantially all of its assets in Underlying Funds, it generally does not pay brokerage commissions and related costs, but does indirectly bear a proportionate share of these costs incurred by the Underlying Funds in which the Funds invest.

     To the extent that the Funds or the Underlying Funds invest in other securities, purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities (i.e., municipal bonds, other debt securities, and some equity securities) are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the-counter securities also may be effected on an agency basis when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwritten offerings, securities are usually purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In effecting purchases and sales of portfolio securities for the account of a Fund or Underlying Fund, the Fund's Manager or Subadvisor will seek the best execution of the Fund's orders. The Boards of the Fund and the Underlying Funds have adopted policies and procedures that govern the selection of broker-dealers to effect securities transactions on behalf of a Fund. Under these policies and procedures, the Manager or Subadvisor must consider not only the commission rate, spread or other compensation paid, but the price at which the transaction is executed, bearing in mind that it may be in a Fund's best interests to pay a higher commission, spread or other compensation in order to receive better execution. The Manager or Subadvisor may consider other factors, including the broker's integrity, specialized expertise, speed, ability or efficiency, research or other services. The Manager or Subadvisor may not consider a broker's promotional or sales efforts on behalf of any Fund as part of the broker selection process for executing Fund portfolio transactions. Furthermore, neither the Funds nor the Manager may enter into agreements under which a Fund directs brokerage transactions (or revenue generated from those transactions) to a broker to pay for distribution of Fund shares.

     NYLIFE Securities (the "Affiliated Broker") may act as broker for the Funds or the Underlying Funds. In order for the Affiliated Broker to effect any portfolio transactions for the Funds on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Funds will not deal with the Affiliated Broker in any portfolio transaction in which the Affiliated Broker acts as principal.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Manager or the Subadvisor may cause a Fund to pay a broker-dealer (except the Affiliated Broker) which provides brokerage and research services to the Manager or the Subadvisor an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Manager or the Subadvisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Manager's or the Subadvisor's overall responsibilities to the Funds or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     No payments to Affiliated Brokers were made during the fiscal period ended October 31, 2006.

     Although commissions paid on every transaction will, in the judgment of the Manager or the Subadvisor, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers (except the Affiliated Broker) who were selected to execute transactions on behalf of the Funds and the Manager's or the Subadvisor's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Manager or the Subadvisor for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Funds, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the Manager or the Subadvisor. Research provided by brokers is used for the benefit of all of the Manager's or the Subadvisor's clients and not solely or necessarily for the benefit of the Funds. The Manager's or the Subadvisor's investment management personnel attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Manager or the Subadvisor as a consideration in the selection of brokers to execute portfolio transactions.

     Certain of the Underlying Funds may participate in commission recapture programs with certain brokers selected by the Manager. Under these programs, an Underlying Fund may select a broker or dealer to effect transactions for the Fund whereby the broker or dealer uses a negotiated portion of the commissions earned on such brokerage transactions to pay bona fide operating expenses of the Fund. Such expenses may include fees paid directly to the broker or dealer, to an affiliate of the broker or dealer, or to other service providers, for transfer agency, sub-transfer agency, recordkeeping, or shareholder services or other bona fide services of the Underlying Funds.

     In certain instances there may be securities that are suitable for a Fund's or Underlying Fund's portfolio as well as for that of another MainStay Fund or one or more of the other clients of the Manager or the Subadvisor. Investment decisions for a Fund and for the Manager's or the Subadvisor's other clients are made independently from those of the other accounts and investment companies that may be managed by the Manager or the Subadvisor with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Manager and Subadvisor each believes that over time the Funds' ability to participate in volume transactions will produce better executions for the Funds.

     The management fees paid by the Company, on behalf of each Fund, to the Manager and the Sub-Advisory fee that the Manager pays, on behalf of certain Underlying Funds, to the Subadvisors will not be reduced as a consequence of the Manager's or the Subadvisor's receipt of brokerage and research services. To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount that cannot be presently determined. Such services would be useful and of value to the Manager and the Subadvisor in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Manager and the Subadvisor in carrying out their obligations to the Funds.

     The Funds had not commenced operations as of the date of this prospectus. Therefore, no brokerage commissions have been paid by the Funds.

     A Fund's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less.

     The turnover rate for a Fund will vary from year-to-year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A higher turnover rate generally would result in greater brokerage commissions or other transactional expenses which must be borne, directly or indirectly, by the Fund and, ultimately, by the Fund's shareholders. High portfolio turnover may result in increased brokerage commissions and in the realization of a substantial increase in net short-term capital gains by the Fund which, when distributed to non-tax-exempt shareholders, will be treated as dividends (ordinary income). Because the Manager does not expect to reallocate the Funds' assets among the Underlying Funds on a frequent basis, the portfolio turnover rate for each Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Funds indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds, a number of which have high (i.e., greater than 100%) portfolio turnover rates. Portfolio turnover rates for each Underlying Fund for which financial highlights are available are provided under "Financial Highlights" in the applicable Prospectus.

     PURCHASE, REDEMPTION, EXCHANGES AND REPURCHASE

     HOW TO PURCHASE SHARES OF THE FUNDS

     GENERAL INFORMATION

     Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, has the same rights and are identical in all respects, except that, to the extent applicable, each class bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from its sales arrangements. Class A, Class R2, and Class R3 shares of each Fund have exclusive voting rights with respect to provisions of the Rule 12b-1 plan for such class of a Fund pursuant to which its distribution and service fees are paid, and each class has similar exchange privileges. As compared to Class A shares, the Class R1 shares have lower on-going expenses than Class A shares and are not subject to a front-end sales charge. The investment performance of Class R1 shares will generally be higher than that of Class A shares. As compared to Class R1 shares, the Class R2 and Class R3 shares have higher class specific expenses, including a distribution and service fees payable pursuant to a Rule 12b-1 plan. As a result of the differences of these expenses between these classes, the investment performance of Class R3 shares will generally be lower than that of Class R2 shares, and the investment performance of Class R2 shares will generally be lower than that of Class R1 shares. Class I shares have the lowest on-going expenses and are not subject to an initial or contingent sales charge. Class I, Class R1, Class R2 and Class R3 shares of the Funds are available only to eligible investors, as set forth in the Prospectus and may be changed from time to time. For additional information on the features of Class A shares, see "Alternative Sales Arrangements." Financial intermediaries may not offer all share classes of a Fund. If the share class that is most economical for you, given your individual financial circumstances and goals, is not offered through your financial intermediary and you are otherwise eligible to invest in that share class, you can open an account and invest directly with the Fund by submitting an application form to MainStay Investments.

     THROUGH INTERMEDIARY

     Generally, shares of the Fund will be purchased through New York Life Retirement Plan Services or another retirement plan intermediary that has a selling and/or servicing arrangement with the Distributor

     BY MAIL

     Initial purchases of shares of the Funds should be made by mailing the completed application form to the investor's registered representative. Shares of any Fund, except the Cash Reserves Fund, may be purchased at the NAV per share next determined after receipt in good order of the purchase order by that Fund plus any applicable sales charge.

     BY TELEPHONE

     For all Funds, an investor may make an initial investment in the Funds by having his or her registered representative telephone MainStay Investments between 8:00 am and 4:00 pm, Eastern Time, on any day the NYSE is open. The purchase will be effected at the NAV per share next determined following receipt of the telephone order as described above plus any applicable sales charge. An application and payment must be received in good order by MainStay Investments within three business days. All telephone calls are recorded to protect shareholders and MainStay Investments. For a description of certain limitations on the liability of the Funds and MainStay Investments for transactions effected by telephone, see "Buying and Selling MainStay Shares" in the Prospectus.

     BY WIRE

     An investor may open an account and invest by wire by having his or her registered representative telephone MainStay Investments between 8:00 am and 6:00 pm, Eastern Time, to obtain an account number and instructions. For both initial and subsequent investments, federal funds should be wired to:

     STATE STREET BANK AND TRUST COMPANY

     ABA NO. 011-0000-28 ATTN: CUSTODY AND SHAREHOLDER SERVICES
     FOR CREDIT: MAINSTAY ________________ FUND-CLASS ______
     SHAREHOLDER NAME _____________________________________
     SHAREHOLDER ACCOUNT NO. _____________________________
     DDA ACCOUNT NUMBER 99029415
     AN APPLICATION MUST BE RECEIVED BY MainStay Investments WITHIN THREE BUSINESS DAYS.

     The investor's bank may charge the investor a fee for the wire. To make a purchase effective the same day, the registered representative must call MainStay Investments by 12:00 noon eastern time, and federal funds must be received by MainStay Investments before 4:00 pm eastern time.

     Wiring money to the Funds will reduce the time a shareholder must wait before redeeming or exchanging shares, because when a shareholder purchases by check or by Automated Clearing House ("ACH") payment, the Funds may withhold payment for up to 10 days from the date the check or ACH purchase is received.

     ADDITIONAL INVESTMENTS

     Additional investments in a Fund may be made at any time by mailing a check payable to the MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. The shareholder's account number and the name of the Fund and class of shares must be included with each investment. Purchases will be effected at the NAV per share plus any applicable sales charge as described above.

     The Fund's officers may waive the initial and subsequent investment minimums for certain purchases when they deem it appropriate, including, but not limited to, purchases through certain qualified retirement plans; purchases by the Board Members; New York Life and its subsidiaries and their employees, officers, directors or agents or former employees; through financial services firms that have entered into an agreement with the Funds or New York Life Distributors; New York Life employee and agent investment plans; investments resulting from distributions by other New York Life products and NYLIFE Distributors LLC products; and purchases by certain individual participants.

     SYSTEMATIC INVESTMENT PLANS

     Investors whose bank is a member of the ACH may purchase shares of a Fund through AutoInvest. AutoInvest facilitates investments by using electronic debits, authorized by the shareholder, to a checking or savings account, for share purchases. When the authorization is accepted (usually within two weeks of receipt) a shareholder may purchase shares by calling MainStay Investments, toll free at 1-800-MAINSTAY (1-800-624-6782) (between 8:00 am and 4:00 pm, Eastern
Time). The investment will be effected at the NAV per share next determined after receipt in good order of the order, plus any applicable sales charge, and normally will be credited to the shareholder's Fund account within two business days thereafter. Shareholders whose bank is an ACH member also may use AutoInvest to automatically purchase shares of a Fund on a scheduled basis by electronic debit from an account designated by the shareholder on an application form. The initial investment must be in accordance with the investment amounts previously mentioned. Subsequent minimum investments are $50 monthly, $100 quarterly, $250 semiannually, or $500 annually. The investment day may be any day from the first through the twenty-eighth of the respective month. Redemption proceeds from Fund shares purchased by AutoInvest may not be paid until 10 days or more after the purchase date. Fund shares may not be redeemed by AutoInvest.

     PURCHASES IN KIND

     Investors, including certain clients of the Manager and the Subadvisor, may purchase shares of a Fund with securities that are eligible for purchase by that Fund in accordance with the Funds' in-kind purchase procedures, subject to the approval of the Manager and Subadvisor, if applicable. These transactions will be effected only if the Manager and Subadvisor, if applicable, determine that the securities are appropriate, in type and amount, for investment by the Fund in light of the Fund's investment objectives and policies - as well as the Fund's current holdings - and solely at the discretion of the Manager and Subadvisor, if applicable. Securities received by a Fund in connection with an in-kind purchase will be valued in accordance with the Fund's valuation procedures as of the time of the next-determined net asset value per share of the Fund following receipt in good form of the order. In situations where the purchase is made by an affiliate of the Fund with securities received by the affiliate through a redemption in-kind from another MainStay fund, the redemption in-kind and purchase in-kind must be effected simultaneously, the Fund and the redeeming MainStay fund must have the same procedures for determining their net asset values, and the Fund and the redeeming MainStay fund must ascribe the same value to the securities. With respect to purchases by a non-affiliate of the Fund, the securities must have a value that is readily ascertainable as evidenced, for example, by a listing on a bona fide domestic or foreign exchange. An investor must call 1-800-MAINSTAY (1-800-624-6782) before attempting to purchase shares in-kind. The Funds reserve the right to amend or terminate this practice at any time.

     OTHER INFORMATION

     Investors may, subject to the approval of the MainStay Funds, the Distributor, the Manager and the Subadvisor to the particular Fund, purchase shares of a Fund with liquid securities that are eligible for purchase by that Fund and that have a value that is readily ascertainable. These transactions will be effected only if the Subadvisor intends to retain the security in the Fund as an investment. The Fund reserves the right to amend or terminate this practice at any time. An investor must call MainStay at 1-800-MAINSTAY (1-800-624-6782) before sending any securities. The Funds and the Distributor reserve the right to redeem shares of any shareholder who has failed to provide the Fund with a certified Taxpayer I.D. number or such other tax-related certifications as the Fund may require. A notice of redemption, sent by first class mail to the shareholder's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the NAV determined as of the close of business on that date unless a certified Taxpayer I.D. number (or such other information as the Fund has requested) has been provided.

     ALTERNATIVE SALES ARRANGEMENTS

     INITIAL SALES CHARGE ALTERNATIVE CLASS A SHARES

     The sales charge on Class A shares of the Funds is a variable percentage of the public offering price depending upon the investment orientation of the Fund and the amount of the sale.

     The sales charge applicable to an investment in Class A shares of the Funds will be determined according to the following table:

                         SALES CHARGE AS A      SALES CHARGE AS A PERCENTAGE
                           PERCENTAGE OF:            OF OFFERING PRICE:
                       ---------------------   -----------------------------
                       OFFERING   NET AMOUNT   RETAINED BY   RETAINED BY THE
AMOUNT OF PURCHASE       PRICE     INVESTED      DEALER        DISTRIBUTOR
------------------     --------   ----------   -----------   ---------------
Less than $50,000        5.50%       5.82%           4.75%        0.75%
$50,000 to $99,999       4.50%       4.71%           4.00%        0.50%
$100,000 to $249,999     3.50%       3.63%           3.00%        0.50%
$250,000 to $499,999     2.50%       2.56%           2.00%        0.50%
$500,000 to $999,999     2.00%       2.04%           1.75%        0.25%
$1,000,000 or more*      None        None       See Below*        None

----------
* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase. See "Reduced Sales Charge on Class A Shares -- Contingent Deferred Sales Charge, Class A."

     Although an investor will not pay an initial sales charge on investments of $1,000,000 or more, the Distributor may pay, from its own resources, a commission to dealers on such investments. In such cases, the dealer will receive a commission of up to 1.00% on the portion of a sale from $1,000,000 to $2,999,999, up to 0.50% of any portion from $3,000,000 to $4,999,999 and up to
0.40% on any portion of $5,000,000 or more. Commissions will be calculated on a calendar year basis. Such commissions will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.

     The Distributor may allow the full sales charge to be retained by dealers. The amount retained may be changed from time to time. The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers who sell Fund shares. A selected dealer who receives a reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the 1933 Act.

     The sales charge applicable to an investment in Class A shares of the Funds will be 5.50% of the offering price per share (5.82% of NAV per share). Set forth below is an example of the method of computing the offering price of the Class A shares of the Funds. The example assumes a purchase of Class A shares of a Fund aggregating less than $50,000 at a hypothetical NAV per share of the Fund of $10.00. The offering price of the Class A shares of each of the Funds can be calculated using the same method.

NAV per Class A Share                                            $10.00
Per Share Sales Charge - 5.50% of offering price (5.82% of NAV
   per share)                                                    $ 0.58
Class A Per Share Offering Price to the Public                   $10.58

     PURCHASES AT NET ASSET VALUE

     Purchases of Class A shares in an amount equal to $1 million or more will not be subject to an initial sales charge, but may be subject to a contingent deferred sales charge of 1% on shares redeemed within one year of the date of purchase. See "Reduced Sales Charges on Class A Shares-Contingent Deferred Sales Charge, Class A."

     A Fund's Class A shares may be purchased at NAV, without payment of any sales charge, by its current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members); individuals and other types of accounts purchasing through certain "wrap fee" or other programs sponsored by a financial intermediary firm (such as a broker/dealer, investment advisor or financial institution having a contractual relationship with NYLIM); employees (and immediate family members) of MacKay Shields and ICAP, respectively. Also, any employee or registered representative of an authorized broker-dealer (and immediate family members) and any employee of Boston Financial Data Services that is assigned to the Fund may purchase a Fund's shares at NAV without payment of any sales charge. Class A shares of the Funds are sold at NAV to the CollegeSense 529 Plan.

     In addition, Class A share purchases of Funds in an amount less than $1,000,000 by defined contribution plans, other than 403(b) plans, that are sponsored by employers with 50 or more employees are treated as if such purchases were equal to an amount more than $1,000,000 but less than $2,999,999. Such purchases by defined contribution plans may be subject to a contingent deferred sales charge of 1% on shares redeemed within one year of the date of purchase. See "Reduced Sales Charges on Class A Shares-Contingent Deferred Sales Charge, Class A."

     Class A shares of the Funds also may be purchased at NAV, without payment of any sales charge, by shareholders who owned Service Class shares of a series of the Eclipse Funds or Eclipse Funds Inc. as of December 31, 2003 or if purchased through financial services firms such as broker-dealers, investment advisers and other financial institutions which have entered into an agreement with the Funds or the Distributor which provides for the sale and/or servicing of Fund shares in respect of beneficial owners that are clients of the financial services firms or intermediaries contracting with such firms. The Funds, the Distributor, MainStay Investments or affiliates may pay fees to such firms and/or intermediaries in connection with these arrangements on behalf of Class A shares.

     Class I shares may be purchased by (i) existing Class I shareholders, (ii) individuals investing at least $5 million in a Fund, and (iii) institutional investors. For purposes of Class I share eligibility, the term "institutional investors" includes, but is not limited to, (i) individuals purchasing through certain "wrap fee" or other programs sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with NYLIFE Distributors LLC, (ii) individuals purchasing through certain registered investment advisory firms or related group of firms, which in the aggregate own, invest, or manage at least $100 million in securities of unaffiliated issuers, provided that the average individual investment in a Fund by such a firm's client accounts is at least $250,000, (iii) certain employer-sponsored, association or other group retirement or employee benefit plans or trusts having a service arrangement with NYLIM Retirement Plan Services, NYLIFE Distributors LLC, or their affiliates, (iv) certain financial institutions, endowments, foundations or corporations having a service arrangement with NYLIFE Distributors LLC or its affiliates, and (v) certain investment advisers, dealers or registered investment companies (including the MainStay Asset Allocation Funds) purchasing for their own account or for the account of other institutional investors.

     Although an investor will not pay a sales charge on Class I shares or on Class A share investments of $1,000,000 or more, the Distributor may pay, from its own resources, a commission to dealers on such investments. The Distributor may pay up to 0.10% of the value of Class I shares of certain Funds, at the time of sale and/or annually on Class I shares held, to dealers with which the Distributor has a service arrangement. With respect to Class A share investments of $1,000,000 or more in the Funds, excluding the MainStay Cash Reserves Fund, the dealer will receive a commission of up to 1.00% on the portion of a sale from $1,000,000 to $2,999,999, up to 0.50% of any portion from $3,000,000 to
$4,999,999 and up to 0.40% on any portion of $5,000,000 or more. Commissions will be calculated on a calendar year basis. Such commissions will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.

     REDUCED SALES CHARGES ON CLASS A SHARES

     Under a right of accumulation, purchases of one or more Funds by any "Qualified Purchaser" will be aggregated for purposes of computing the sales charge. "Qualified Purchaser" includes (i) an individual and his/her spouse and their children under the age of 21; and (ii) any other organized group of persons, whether incorporated or not, which is itself a shareholder of the Fund, including group retirement and benefit plans (other than IRAs and non-ERISA 403(b) plans) whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

     SPECIAL INCENTIVE COMPENSATION ARRANGEMENTS

     The Distributor may enter into special incentive compensation arrangements with dealers that have sold a minimum dollar amount of fund shares. Such incentives may take the form of administrative expenses, including ticket charges. None of these payments will change the price an investor pays for shares. In its sole discretion, the Distributor may discontinue these arrangements at any time.

     LETTER OF INTENT (LOI)

     Qualified Purchasers may obtain reduced sales charges by signing an LOI. The LOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the LOI. The sales charge is based on the total amount to be invested during a 24-month period. A 90-day back-dated period can be used to include earlier purchases; the 24-month period would then begin on the date of the first purchase during the 90-day period. For more information, call your registered representative or MainStay at 1-800-MAINSTAY (1-800-624-6782).

     On the initial purchase, if required (or, on subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by MainStay Investments in shares registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distribution on such shares automatically reinvested) are less than the amount specified, MainStay Investments will notify the shareholder prior to the expiration of the LOI that the total purchases toward the LOI were not met and will state the amount that needs to be invested in order to meet the dollar amount specified by the LOI. If not remitted within 20 days after the written request, MainStay Investments will process an LOI adjustment.

     CONTINGENT DEFERRED SALES CHARGE, CLASS A

     In order to recover commissions paid to dealers on qualified investments of $1 million or more, a contingent deferred sales charge of 1% may be imposed on redemptions of such investments made within one year of the date of purchase. Purchases of Class A shares at NAV through financial services firms or by certain persons that are affiliated with or have a relationship with New York Life or its affiliates (as described above) will not be subject to a contingent deferred sales charge.

     Class A shares that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents:
(i) capital appreciation of Fund assets; (ii) reinvestment of dividends or capital gains distributions; or (iii) Class A shares


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redeemed more than one year after their purchase. The contingent deferred sales charge on subject Class A shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, QDROs and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions at age 70-1/2 for IRA and 403(b)(7) TSA participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company LLC or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA;
(iv) required distributions by charitable trusts under Section 664 of the Internal Revenue Code; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic monthly or quarterly withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class A shares in a Fund;
(viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates; and
(xi) continuing, periodic monthly or quarterly withdrawals, under the Systematic Withdrawal Plan for IRA and 403(b)(7) TSA participants for normal distributions based on their life expectancy. The contingent deferred sales charge may be waived on other sales or redemptions to promote goodwill and/or because the sales effort, if any, involved in making such sales is negligible. Class A shares of a Fund that are purchased without an initial front-end sales charge may be exchanged for Class A shares of another MainStay Fund without the imposition of a contingent deferred sales charge, although, upon redemption, contingent deferred sales charges may apply to the Class A shares that were acquired through an exchange if such shares are redeemed within one year of the date of the initial purchase.

     The contingent deferred sales charge will be applicable to amounts invested pursuant to a right of accumulation or an LOI to the extent that (a) an initial front-end sales charge was not paid at the time of the purchase and (b) any shares so purchased are redeemed within one year of the date of purchase.

     For federal income tax purposes, the amount of the contingent deferred sales charge generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

     NET ASSET VALUE

     The Funds determine the net asset value per share ("NAV") of each class of each Fund on each day the New York Stock Exchange (the "NYSE") is open for regular trading. NAV per share is calculated as of the close of the NYSE (usually 4:00 pm, Eastern time) for each class of shares of each Fund, by dividing the current market value of the total assets attributable to a class, less liabilities attributable to that class, by the total number of shares of that class that are issued and outstanding.

     HOW PORTFOLIO SECURITIES ARE VALUED

     Portfolio securities of the Funds are valued:

     (a) by appraising common and preferred stocks which are traded on the NYSE or other exchanges and the National Association of Securities Dealers National Market System ("NMS") at the last sales price of the NYSE on that day or, if no sale occurs on such exchange, at the last quoted sale price up to the time of valuation on any other national securities exchange; if no sale occurs on that day, the stock shall be valued at the mean between the closing bid price and asked price on the NYSE (NOTE: excessive spreads or infrequent trading may indicate a lack of readily available market quotations which may then be "fair valued" in accordance with fair valuation policies established by the Board);

     (b) by appraising over-the-counter common and preferred stocks quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the NMS) at the closing bid price supplied through such system;

     (c) by appraising over-the-counter and foreign traded common and preferred stocks not quoted on the NASDAQ system and foreign securities traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices


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

supplied by a recognized pricing agent selected by a Fund's Manager, or if the prices are deemed by the Manager not to be representative of market values, the security is to be "fair valued" in accordance with fair valuation policies established by the Board;

     (d) by appraising debt securities and all other liquid securities and other liquid assets at prices supplied by a pricing agent or broker-dealer, selected by the Manager, approved by the Valuation Sub-Committee and ratified by the Valuation Committee if those prices are deemed by a Fund's Manager to be representative of market values at the close of the NYSE;

     (e) by appraising exchange-traded options and futures contracts at the last posted settlement price on the market where any such option or futures contract is principally traded;

     (f) by appraising forward foreign currency exchange contracts held by the Funds at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchange quotations; and

     (g) securities that cannot be valued by the methods set forth above and all other assets are valued in good faith at "fair value" in accordance with valuation policies established by the Board.

     Floating Rate Loans are not listed on any securities exchange or board of trade. Some loans are traded by institutional investors in an over-the-counter secondary market that has developed in the past several years. This secondary market generally has fewer trades and less liquidity than the secondary markets for other types of securities. Some loans have few or no trades. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Because there is less reliable, objective market value data available, elements of judgment may play a greater role in valuation of loans than for other types of securities.

     Typically Floating Rate Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued in accordance with policies established by the Board. A Fund's officers, under the general supervision of the Board of Directors, will regularly review procedures used by, and valuations provided by, the pricing service for each Fund.

     Portfolio securities traded on more than one U.S. national securities exchange or foreign exchange are valued at the last sale price on the business day as of which such value is being determined on the close of the exchange representing the principal market for such securities and should there be no sale price on that exchange, such securities should then be valued at the last sale price on any other exchange that the Manager may designate. If there were no sales on any exchange, the securities shall be valued at the mean between the closing bid price and asked price. Prior to the daily calculation of each Fund's NAV, the value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the foreign exchange bid rate of such currencies against US dollars as determined by quotes supplied by the pricing agent. If such quotations are not available, the rate of exchange will be determined in accordance with fair valuation policies established by the Board. For financial accounting purposes, the Company and the Trust recognize dividend income and other distributions on the ex-dividend date, except certain dividends from foreign securities that are recognized as soon as the Company and Trust are informed on or after the ex-dividend date.

     A significant event occurring after the close of trading but before the calculation of the Fund's NAV may mean that the closing price for a security may not constitute a readily available market quotation and accordingly require that the security be priced at its fair value in accordance with the fair valuation procedures established by the Board. Events affecting the values of portfolio securities that occur between the times their prices are determined and the close of the NYSE generally will not be reflected in a Fund's calculation of its NAV. The Manager will continuously monitor for significant events that may call into question the reliability of market quotations. Such events may include: situations relating to a single issue in a market sector; significant fluctuations in US or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. However, where the Manager, may, in its judgment, determine that an adjustment to a Fund's NAV should be made because intervening events have caused the Fund's NAV to be materially inaccurate, the Manager will seek to have the security "fair valued" in accordance with fair valuation procedures established by the Board.

     The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be maintained on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Company, as the case may be. Expenses with respect


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to any two or more Funds will be allocated in proportion to the NAVs of the respective Funds except where allocation of direct expenses can otherwise be fairly made in the judgment of the Manager.

     TAX INFORMATION

     The discussion herein relating to certain federal income tax considerations is presented for general informational purposes only. Since the tax laws are complex and tax results can vary depending upon specific circumstances, investors should consult their own tax adviser regarding an investment in a Fund, including the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion is based upon provisions of the Code, the regulations promulgated thereunder, and judicial and administrative rulings, all of which are subject to change, which change may be retroactive.

     TAXATION OF THE FUNDS

     Each Fund intends to qualify annually and elect to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. If a Fund so qualifies and elects, it generally will not be subject to federal income tax on its investment company taxable income (which includes, among other items, dividends, interest, and the excess, if any, of net short term capital gains over net long-term capital losses) and its net capital gains (net long-term capital gains in excess of net short term capital losses) that it distributes to its shareholders.

     The Funds will not be able to offset gains distributed by one Underlying Fund in which it invests against losses in another Underlying Fund in which such a Fund invests. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of a Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Funds. Further, a portion of losses on redemptions of shares in the Underlying Funds may be deferred under the wash sale rules. As a result of these factors, the use of the fund-of-funds structure by the Funds could therefore affect the amount, timing and character of distributions to shareholders.

     Each Fund intends to distribute, at least annually, to its shareholders substantially all of its investment company taxable income and its net capital gains. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     To qualify for treatment as a regulated investment company, a Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, net income derived from certain qualified publicly traded partnerships, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in stock, securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies and other securities, that with respect to any one issuer do not represent more than 5% of the value of the Fund's total assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income.

     If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

     The Treasury Department is authorized to issue regulations to provide that foreign currency gains that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities) may be excluded from the income that qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.


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

     The diversification requirements relating to the qualification of a Fund as a regulated investment company may limit the extent to which a Fund will be able to engage in certain investment practices, including transactions in futures contracts and other types of derivative securities transactions. In addition, if a Fund were unable to dispose of portfolio securities due to settlement problems relating to foreign investments or due to the holding of illiquid securities, the Fund's ability to qualify as a regulated investment company might be affected.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary taxable income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary taxable income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed by the Fund or taxed to the Fund during such years. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

     CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS

     Distributions of investment company taxable income, including distributions of net short-term capital gains, are characterized as ordinary income. Distributions of a Fund's net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, will generally be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. All distributions are includable in the gross income of a shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of a Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

     The Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of any long-term capital gains of either the Funds or Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, and income generated from debt instruments will be taxed as ordinary income. Underlying Funds with high portfolio turnover may realize gains at an earlier time than Underlying Funds with a lower turnover and may not hold securities long enough to obtain the possible benefits of long-term capital gains rates.

     For individual shareholders, a portion of the dividends received from the Funds may be treated as "qualified dividend income," which is currently taxable to individuals at a maximum rate of 15%, to the extent that the Underlying Funds receive qualified dividend income from domestic corporations and certain qualified foreign corporations and provided that certain holding period and other requirements are met. The shareholder must also satisfy a more than 60 day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distribution. Since many of the stocks in which the Underlying Funds invest may not pay significant dividends, it is not likely that a substantial portion of the distributions by the Funds will qualify for the 15% maximum rate.

     For corporate shareholders, a portion of the dividends received from Funds may qualify for the corporate dividends received deduction if applicable holding period requirements are met. In addition, the entire dividend (including the deducted portion) is includable in the corporate shareholder's alternative minimum taxable income.

     A Fund will not be able to offset gains distributed by one Underlying Fund in which it invests against losses in another Underlying Fund in which such Fund invests. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of a Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Funds. Depending on a Fund's percentage ownership in an Underlying Fund both before and after a redemption, the Fund's redemption of shares of such Underlying Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund's tax basis in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. As a result of these factors, the use of the fund-of-funds structure by the Funds could therefore affect the amount, timing and character of distributions to shareholders.

     A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders on a record date in such a month and paid by the Fund during January of the following calendar


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year. Such a distribution will be includable in the gross income of shareholders in the calendar year in which it is declared, rather than the calendar year in which it is received.

     A Fund's distributions with respect to a given taxable year may exceed its current and accumulated earnings and profits available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

     Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of their investment upon such distribution, which will nevertheless generally be taxable to them.

     DISPOSITIONS OF FUND SHARES

     Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending generally upon his basis in his shares. An exchange of shares of one Fund for shares of another is treated as a redemption of the shares of the first Fund and a purchase of the shares of the second Fund. Any gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Individual shareholders may generally deduct in any year only $3,000 of capital losses that are not offset by capital gains and any remaining losses may be carried over to future years. Corporations may generally deduct losses only to the extent of capital gains with certain carryovers for excess losses.

     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time an Underlying Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time an Underlying Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of an Underlying Fund's investment company taxable income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that an Underlying Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other investment company taxable income during a taxable year, an Underlying Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

     FOREIGN TAXES

     Foreign investing involves the possibility of confiscatory taxation, foreign taxation of income earned in the foreign nation (including withholding taxes on interest and dividends) or other foreign taxes imposed with respect to investments in the foreign nation.

     Income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other income or similar taxes imposed by that country.


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     Such foreign income and similar taxes generally will reduce investment company taxable income. Although an Underlying Fund may itself be entitled to a deduction for such taxes paid by an Underlying Fund, the Fund will not be able to pass any such credit or deduction through to its own shareholders.

     PASSIVE FOREIGN INVESTMENT COMPANIES

     An Underlying Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject an Underlying Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

     DISCOUNT

     Some of the debt securities that may be acquired by an Underlying Fund may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Underlying Funds, original issue discount on a taxable debt security earned in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

     Some of the debt securities may be purchased by an Underlying Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by an Underlying Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of an Underlying Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

     If an Underlying Fund holds zero coupons bonds in its portfolio it will recognize income currently for federal tax purposes in the amount of the unpaid, accrued interest (determined under tax rules) and generally will be required to distribute dividends representing such income to shareholders currently, even though funds representing such income have not been received by the Underlying Fund.

     TAXATION OF OPTIONS, FUTURES CONTRACTS, AND SIMILAR INSTRUMENTS

     Certain of the options, futures contracts, and forward contracts in which the Underlying Funds may invest may be "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short term capital gains or losses ("60/40"). Also, section 1256 contracts held by an Underlying Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss generally is treated as 60/40 gain or loss. These contracts also may be marked-to-market at other times during the year under rules prescribed pursuant to the Code.

     The transactions undertaken by the Underlying Funds involving options, futures and forward contracts may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by an Underlying Fund. In addition, losses realized by an Underlying Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Underlying Funds of transactions involving options, futures and forward contracts are not entirely clear. These transactions may increase the amount of short term capital gain realized by an Underlying Fund which is taxed as ordinary income when distributed to shareholders.

     The Underlying Funds may make one or more of the elections available under the Code which is applicable to straddles. If an Underlying Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.


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     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

     Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Underlying Funds eligible to enter into swap agreements intend to account for such transactions in a manner deemed to be appropriate, the Internal Revenue Service ("IRS") might not accept such treatment. If it did not, the status of an Underlying Fund as a regulated investment company might be affected. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could have tax consequences. The Underlying Funds intend to monitor developments in this area.

     Certain requirements that must be met under the Code in order for an Underlying Fund to qualify as a regulated investment company may limit the extent to which an Underlying Fund will be able to engage in transactions in options, futures, forward contracts, and swaps.

     Recently enacted rules may affect the timing and character of gain if an Underlying Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If an Underlying Fund enters into certain transactions in property while holding substantially identical property (for example, a short sale against the box), the Underlying Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Underlying Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Underlying Fund's holding period and the application of various loss deferral provisions of the Code.

     BACKUP WITHHOLDING

     Each Fund is required to report to the IRS all distributions except in the case of certain exempt shareholders. All such distribution and redemption proceeds generally are subject to withholding of federal income tax at a rate of 28% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number, (2) the IRS notifies the Fund or shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

     STATE AND LOCAL TAXES

     Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of federal, state and local taxation.

     FOREIGN INVESTORS

     The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that all or a portion of distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty). An investment in a Fund may also result in the imposition of U.S. estate tax with respect to such investment.

     OTHER INFORMATION

     CAPITALIZATION

     The Funds are separate portfolios of the Company. The Funds are authorized to offer shares in one or more of the following classes: Class A, Class I, Class R1, Class R2, and Class R3. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of Funds' shareholders. When issued, shares are fully paid, non-assessable, redeemable, and freely transferable.

     EFFECTIVE MATURITY

     Certain Funds may use an effective maturity for determining the maturity of their portfolio. Effective maturity means the average expected repayment date of the portfolio taking into account prospective calls, puts and mortgage prepayments, in addition to the maturity dates of the securities in the portfolio.

     CONTROL PERSONS AND BENEFICIAL SHARE OWNERSHIP OF THE FUNDS

     Since the Funds are new funds, there are no persons who beneficially or of record owned 5% or more of the securities of the Funds.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     [AUDITOR], [ADDRESS], has been selected as independent registered public accounting firm for the Company. [AUDITOR] examines the financial statements of the Funds and provides other audit, tax, and related services as pre-approved by the Audit Committee.

     LEGAL COUNSEL

     Legal advice regarding certain matters relating to the Federal securities laws has been provided by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

     TRANSFER AGENT

     NYLIM Service Company LLC ("NYLIM SC" or "MainStay Investments"), an affiliate of New York Life Investment Management LLC, is the Funds' Transfer, Dividend, Disbursing and Shareholder Servicing Agent. MainStay Investments, whose address is 169 Lackawanna Avenue, Parsippany, NJ 07054, is an indirect wholly owned subsidiary of New York Life Insurance Company. MainStay Investments provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. MainStay Investments is paid per account fee and out-of-pocket expenses by the Funds. MainStay Investments has entered into an agreement with Boston Financial Data Services ("BFDS"), whose address is 30 Dan Road, Canton, Massachusetts 02021-2809. BFDS will perform certain of the services for which MainStay Investments is responsible. In addition, the Fund or MainStay Investments may contract with other service organizations, including affiliates of MainStay Investments and broker-dealers and other financial institutions, which will establish a single omnibus account for their clients with the Fund. The service organizations will provide shareholder services to the shareholders within the omnibus accounts and receive service fees for those services from the Fund.

     Transfer agent fees and expenses are charged to the Funds based on the number of accounts being serviced. Although the fees and expenses charged on this basis are generally in line with the average of other fund complexes, certain Funds or Classes have smaller average account sizes than the mutual fund industry average. As a result, when expressed as a percentage of assets, the transfer agent fees and expenses and gross total operating expenses of those Funds or Classes may be relatively higher than industry average. The Trust may, from time to time, consider and implement measures intended to increase average shareholder account size and/or reduce the Trust's transfer agent fees and expenses, in addition to the imposition of a small account fee.

     CUSTODIAN

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts 02117, is custodian of cash and securities of the Funds of the Company and has subcustodial agreements for holding such Funds' foreign assets.

     REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the registration statements filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statements, each such statement being qualified in all respects by such reference.

     APPENDIX A

     DESCRIPTION OF SECURITIES RATINGS

     MOODY'S INVESTORS SERVICE, INC.

     Corporate and Municipal Bond Ratings

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

     Moody's assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience; (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.
(Baa).

     Municipal Short-Term Loan Ratings

     MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     Corporate Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     STANDARD & Poor's

     Corporate and Municipal Long-Term Debt Ratings

     Investment Grade

     AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: Debt rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Speculative Grade

     Debt rated BB, B, CCC, CC, and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB: Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B: Debt rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: Debt rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated CC is currently highly vulnerable to nonpayment.

     C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or a similar action has been taken, but debt service payments are continued.

     D: Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition, or the taking of similar action, if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Short-Term Rating Definitions

     A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B:A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C:A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D:A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     FITCH INVESTORS SERVICES, INC.

     Tax-Exempt Bonds

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA: Bonds considered to be investment grade and of the highest grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

     Tax-Exempt Notes and Commercial Paper

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existences of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+: Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than F-1+ issues.

     F-2: Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issue assigned F-1+ and F-1 ratings.

     F-3: Far credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes can cause these securities to be rated below investment grade.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

a.   Charter Documents

     I.   Eclipse Funds Inc. ("Company")

          (1) Articles of Incorporation of Eclipse Funds Inc. - Previously filed with the Company's Initial Registration Statement No. 33-36962 on September 21, 1990.*

          (2) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Pre-Effective Amendment No. 1 to the Company's Registration Statement No. 33-36962 on November 19, 1990.*

          (3) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 4 to the Company's Registration Statement No. 33-36962 on November 2, 1992.*

          (4) Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 7 to the Company's Registration Statement No. 33-36962 on October 14, 1994.*

          (5) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 8 to the Company's Registration Statement No. 33-36962 on December 29, 1994.*

          (6) Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 19 to the Company's Registration Statement No. 33-36962 on September 25, 1998.*

          (7) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.*

          (8) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.*

          (9) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 32 to the Company's Registration Statement No. 33-36962 on November 7, 2002.*

          (10) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

          (11) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

          (12) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

          (13) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

          (14) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

          (15) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company's Registration Statement No. 33-36962 on February 27, 2004.*

          (16) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company's Registration Statement No. 33-36962 on February 27, 2004.*

          (17) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company's Registration Statement No. 33-36962 on February 27, 2004.*

          (18) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 40 to the Company's Registration Statement on No. 33-36962 on April 15, 2004.*

          (19) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 44 to the Company's Registration Statement No. 33-36962 on March 22, 2005.*

          (20) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 46 to the Company's Registration Statement No. 33-36962 on July 26, 2005.*

          (21) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 49 to the Company's Registration Statement No. 33-36962 on October 26, 2005.*

     II.  Eclipse Funds ("Trust")

          (1) Agreement and Declaration of Trust of Eclipse Funds - Previously filed with the Trust's Initial Registration Statement No. 33-08865 on September 19, 1986.*

          (2)  Amendment to Agreement and Declaration of Trust of Eclipse Funds
               - Previously filed with the Pre-Effective Amendment No. 1 to the Trust's Registration Statement No. 33-08865 on January 9, 1987.*

          (3) Second Amendment to Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with Post-Effective Amendment No. 17 to the Trust's Registration Statement No. 33-08865 on February 27, 1998.*

          (4) Certificate of Designation for Eclipse Funds - Previously filed with Post-Effective Amendment No. 12 to the Trust's Registration Statement No. 33-08865 on October 13, 1994.*

          (5) Certificate of Redesignation of Series relating to Mid Cap Value Fund (formerly Growth and Income Fund) and Small Cap Value Fund (formerly Equity Fund) for Eclipse Funds - Previously filed with Post-Effective Amendment No. 19 to the Trust's Registration Statement No. 33-08865 on April 30, 1999.*

          (6) Third Amendment to the Declaration of Trust of Eclipse Funds - Previously filed with Post-Effective Amendment No. 23 to the Trust's Registration Statement No. 33-08865 on February 25, 2002.*

          (7) Fourth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 25 to the Trust's Registration Statement No. 33-08865 on November 7, 2002.*

          (8) Fifth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

          (9) Redesignation of Series of Shares of Beneficial Interest - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

          (10) Certificate of Termination - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*


          (11) Sixth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*


b.   By-Laws

     (1) By-Laws of Eclipse Funds - Previously filed with the Trust's Registration Statement No. 33-08865 on September 19, 1986.*

     (2) By-Laws of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 49 to the Company's Registration Statement No. 33-36962 on October 26, 2005.*


     (3) Amended and Restated By-Laws as of September 27, 2006 - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*


c. Specimen Certificates for Common Stock - Previously filed with Pre-Effective Amendment No. 2 to the Company's Registration Statement No. 33-36962 on December 26, 1990.*

d.   Investment Advisory Contracts

     I.   Eclipse Funds Inc.


          (1) (a) Amended and Restated Management Agreement as of September 28, 2005 between Eclipse Funds Inc., on behalf of each portfolio of Eclipse Funds Inc., and New York Life Investment Management LLC - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*



               (b) Expense Limitation Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC dated March 1, 2007
                    - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*



               (c) Expense Limitation Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC on behalf of MainStay Asset Allocation Funds dated March 1, 2007 - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*


          (2) (a) Form of (composite) Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Intermediate Term Bond Fund, All Cap Growth Fund, Short Term Bond Fund and All Cap Value Fund, and MacKay Shields LLC - Previously filed with Post-Effective Amendment No. 17 to the Company's Registration Statement No. 33-36962 on May 1, 1997.*

               (b) Form of (composite) Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Indexed Bond Fund, S&P 500 Index Fund and Income Manager Fund, and Monitor Capital Advisors LLC - Previously filed with Post-Effective Amendment No. 17 to the Company's Registration Statement No. 33-36962 on May 1, 1997.*

               (c) Form of Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Cash Reserves Fund and New York Life Insurance Company - Previously filed with Post-Effective

               Amendment No. 17 to the Company's Registration Statement No. 33-36962 on May 1, 1997.*

     II.  Eclipse Funds


          (1) (a) Amended and Restated Management Agreement as of May 1, 2006 between Eclipse Funds and New York Life Investment Management LLC - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement
                    No. 33-08865 on February 16, 2007.*



               (b) Expense Limitation Agreement between Eclipse Funds and New York Life Investment Management LLC - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*


e.   Underwriting Contracts

     I.   Eclipse Funds Inc.


          (1) Amended and Restated Distribution Agreement between Eclipse Funds Inc. and NYLIFE Distributors LLC - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*


          (2) Form of Soliciting Dealer Agreement - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*

     II.  Eclipse Funds

          (1) Distribution Agreement between Eclipse Funds and NYLIFE Distributors, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

          (2) Form of Soliciting Dealer Agreement - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

f.   Not Applicable.

g.   Custody Agreements

     I.   Eclipse Funds Inc.

          (1) Master Custodian Agreement between Eclipse Funds Inc. and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*


          (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*



          (3) Delegation Agreement with Investors Bank and Trust Company dated June 30, 2005 - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*



          (4) Amendment to Delegation Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*


     II.  Eclipse Funds

          (1) Master Custodian Agreement between Eclipse Funds and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement
               No. 33-36962 on April 7, 2006.*


          (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*



          (3) Delegation Agreement with Investors Bank and Trust Company dated June 30, 2005 - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*



          (4) Amendment to Delegation Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*



h.   Other Material Contracts

     I.   Eclipse Funds Inc.

          (1) (a) Form of Transfer Agency and Service Agreement between Mainstay Institutional Funds Inc. and Mainstay Shareholder

                    Services. - Previously filed with Pre-Effective Amendment No. 1 to the Company's Registration Statement No. 33-36962 on November 19, 1990.*

               (b) Amended Fee Schedule to the Transfer Agency and Service Agreement between Mainstay Institutional Funds Inc. and Mainstay Shareholder Services LLC. - Previously filed with Post- Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.*

               (c) Form of Transfer Agency and Service Agreement between Mainstay Institutional Funds Inc. and NYLIM Shareholder Services LLC - Previously filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.*

          (2) Form of License Agreement for the benefit of Mainstay Institutional Funds Inc. - Previously filed with Pre-Effective Amendment No. 1 to the Company's Registration Statement No. 33-36962 on November 19, 1990.*

          (3) Form of Service Agreement with New York Life Benefit Services LLC for the benefit of Mainstay Institutional Funds Inc. - Previously filed with Post-Effective Amendment No. 14 to the Company's Registration Statement No. 33-36962 on April 30, 1997.*

          (4) Form of Service Agreement between Mainstay Institutional Funds Inc. and New York Life Insurance Company. - Previously filed with Post-Effective Amendment No. 14 to the Company's Registration Statement No. 33-36962 on April 30, 1997.*

          (5) (i) Sub-Transfer Agency and Service Agreement between Mainstay Shareholder Services, Inc. and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.*

               (ii) Amended Fee Schedule to Sub-Transfer Agency and Service
                    Agreement between NYLIM Service Company LLC (formerly Mainstay Shareholder Services, Inc.) and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.*

          (6) Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (Cash Reserves Fund Sweep Shares) - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*

          (7) Shareholder Services Plan for Eclipse Funds Inc. (Class R1 shares) - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*


          (8) Shareholder Services Plan for Eclipse Funds Inc. (Class R2 shares) - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*

          (9) Shareholder Services Plan for Eclipse Funds Inc. (Class R3 shares) - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*


          (10) Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*


          (11) Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement
               No. 33-36962 on February 16, 2007.*


          (12) Form of Indemnification Agreement - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*
     II.  Eclipse Funds


          (1) Copy of Transfer Agency Agreement between Eclipse Funds and Investors Fiduciary Trust Company. - Previously filed with Post-Effective Amendment No. 6 to the Company's Registration Statement No. 33-08865 on April 30, 1990.*

          (2) Transfer Agency and Service Agreement between Eclipse Funds and NYLIM Shareholder Services LLC (d/b/a Eclipse Shareholder Services LLC) - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

          (3) Copy of Administration Contract between Eclipse Funds and NYLIFE Securities Inc. - Previously filed with Post-Effective Amendment No. 9 to the Trust's Registration Statement No. 33-08865 on April 30, 1991.*

          (4) (a) Sub-Transfer Agency and Service Agreement between Mainstay Shareholder Services, Inc. and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

               (b) Amended Fee Schedule to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC (formerly Mainstay Shareholder Services, Inc.) and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

          (5) Shareholder Services Plan for Eclipse Funds (Class R1 shares)- Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

          (6) Shareholder Services Plan for Eclipse Funds (Class R2 shares)- Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

          (7) Shareholder Services Plan for Eclipse Funds (Class R3 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*


          (8) Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*



          (9) Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*



          (10) Form of Indemnification Agreement - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

i.   Legal Opinions

     I.   Eclipse Funds Inc.

          (1) Opinion of Ballard Spahr Andrews & Ingersoll, LLP related to the offering of L Class shares of common stock of the Indexed Equity Fund, Tax-Managed Equity Fund, Core Bond Plus Fund, Short Term Bond Fund and Asset Manager Fund (Maryland). - Previously filed with Post-Effective Amendment No. 33 to the Company's Registration Statement No. 33-36962 on December 31, 2002.*

          (2) Opinion of Counsel related to the offering of Class A, Class B, and Class C shares of common stock of the Eclipse Funds Inc. (Maryland).- Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

          (3) Opinion of Counsel related to the offering of Floating Rate Fund shares of common stock of the Eclipse Funds Inc. (Maryland).- Previously filed with Post-Effective Amendment No. 40 to the Company's Registration Statement No. 33-36962 on April 15, 2004.*

          (4) Opinion of Counsel related to the offering of MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund, MainStay Growth Allocation Fund shares of common stock of the Eclipse Funds Inc. (Maryland) - Previously filed with Post-Effective Amendment No. 44 to the Company's Registration Statement No. 33-36962 on March 22, 2005.*

          (5) Opinion of Counsel related to the offering of MainStay Large Cap Opportunity Fund shares of common stock of the Eclipse Funds Inc. (Maryland) - Previously filed with Post-Effective Amendment No. 46 to the Company's Registration Statement No. 33-36962 on July 26, 2005.*

          (6) Opinion of Counsel related to the offering of MainStay Growth Equity Fund shares of common stock of the Eclipse Funds Inc. (Maryland) - Previously filed with Post-Effective Amendment No. 49 to the Company's Registration Statement No. 33-36962 on October 26, 2005.*


          (7) Opinion and Consent of Counsel - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*



II.  Eclipse Funds

          (1) Opinion of Counsel related to the offering of L Class shares of beneficial interest of the Mid Cap Value Fund, Small Cap Value Fund, Ultra Short Duration Fund, and Balanced Fund (Massachusetts). - Filed with Post-Effective Amendment No. 26 to the Trust's Registration Statement No. 33-08865 on December 30, 2002.*

          (2) Opinion of Counsel related to the offering of Class A, Class B, Class C, Class R1, and Class R2 shares of beneficial interest of the Eclipse Funds (Massachusetts).- Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*


          (3) Opinion of Counsel related to the offering of Class R3 shares of beneficial interest of Eclipse Funds (Massachusetts) - Previously filed with Post-Effective Amendment No 36 to the Trust's Registration Statement No. 33-08865 on April 7, 2006.*



          (4) Opinion and Consent of Counsel - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*


j.   Other Opinions


     (1) Consent of Independent Registered Public Accounting Firm related to Eclipse Funds Inc. - to be filed.


k.   Not Applicable.

l.   Initial Capital Agreements

     (1) Initial Subscription Agreement for shares of common stock of Eclipse Funds Inc. - Previously filed with Pre-Effective Amendment No. 2 to the Company's Registration Statement No. 33-36962 on December 26, 1990.*

     (2) Investment representation letter of initial purchaser of shares of beneficial interest of Eclipse Funds. - Previously filed with Pre-Effective Amendment No. 1 to the Trust's Registration Statement No. 33-08865 on January 9, 1987.*

m.   Rule 12b-1 Plans

     I.   Eclipse Funds Inc.

          (1) Form of Account Application for Eclipse Funds Inc. - Previously filed with Pre-Effective Amendment No. 2 to the Company's Registration Statement No. 33-36962 on December 26, 1990.*

          (2) Form of Plan of Distribution Pursuant to Rule 12b-1 for Cash Reserves Fund Sweep Shares, a series of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-36962 on September 25, 1998.*

          (3) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*

          (4) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*

          (5) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*

          (6) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*

          (7) Plan of Distribution Pursuant to Rule 12b-1 for Class R3 shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-08865 on April 7, 2006.*

     II.  Eclipse Funds


          (1) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

          (2) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

          (3) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*
          (4) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

          (5) Plan of Distribution pursuant to Rule 12b-1 for Class R3 shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

n.   Rule 18f-3 Plans

     I.   Eclipse Funds Inc.


          (1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*


     II.  Eclipse Funds


          (1)  Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 -
               - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on
               February 16, 2007.*


o.   Reserved

p.   Codes of Ethics

     I.   Eclipse Funds Inc.


          (1) Code of Ethics for Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*



          (2) Code of Ethics for New York Life Investment Management Holdings LLC - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*

          (3) Code of Ethics for MacKay Shields LLC - Previously filed with Post-Effective Amendment No. 52 to the Company's Registration Statement No. 33-36962 on February 16, 2007.*


     II.  Eclipse Funds


          (1) Code of Ethics for Eclipse Funds - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*



          (2) Code of Ethics for New York Life Investment Management Holdings LLC - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*



          (3) Code of Ethics for MacKay Shields LLC - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*


Other Exhibits:


Powers of Attorney - Previously filed with Post-Effective Amendment No. 51 to the Company's Registration Statement No. 33-36962 on April 7, 2007.*


----------
*    Incorporated herein by reference.

ITEM 24.

None.

ITEM 25. INDEMNIFICATION

     New York Life Insurance Company maintains Directors & Officers Liability Insurance coverage. The policy covers the Directors, Officers and Trustees of New York Life, its subsidiaries and certain affiliates, including Eclipse Fund Inc. and Eclipse Funds. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

With respect to Eclipse Funds Inc., reference is made to Article VI of By-Laws (Exhibit 2), and Article VII, Section 2 of that Company's Articles of Incorporation (Exhibit 1), which are incorporated by reference herein.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a trustee, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Eclipse Funds incorporates herein by reference the response to Item 27 disclosed in the Registration Statement on Form N-1A of Eclipse Funds filed with the Commission on September 19, 1986.

In addition, each Director/Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Director/Trustee to the fullest extent permitted by law and by the charter and or Declaration and By-laws of the Registrant.

ITEM 26. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS

NYLIM

New York Life Investment Management LLC ("NYLIM") acts as the investment adviser for each series of the following open-end registered management investment companies: The MainStay Funds, Eclipse Funds, Inc., Eclipse Funds and MainStay VP Series Fund, Inc.

Certain information on each executive officer of NYLIM is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of NYLIM is 51 Madison Avenue, New York, NY 10010 .



NAME                   POSITION(S) WITH THE ADVISER       OTHER BUSINESS
----                   ----------------------------       --------------
Ravi Akhoury           Vice Chairman                      Vice Chairman, New York Life Investment
                                                          Management Holdings LLC, Manager, NYLI - VB Asset
                                                          Management C. (Mauritius) LLC, NYL International
                                                          India Fund (Mauritius) LLC, and NYLI LLC; and
                                                          Director of Thomson Press (India) Ltd, Jacob
                                                          Ballas Capital India Private Limited, and MacKay
                                                          Shields Defensive Bond Arbitrage Fund Ltd.

Brian A. Murdock       Member of the Board of Managers,   Manager, President and Chief Executive Officer of
                       President and Chief Executive      New York Life Investment Management Holdings LLC;
                       Officer                            Manager of NYLCAP Manager LLC; Director of New
                                                          York Life Investment Management India Fund II,
                                                          LLC; Manager of Madison Capital Funding LLC;
                                                          Manager of MacKay Shields LLC; Manager of
                                                          McMorgan & Company LLC; Manager of Institutional
                                                          Capital LLC; Chairman of the Board and President
                                                          of NYLIFE Distributors LLC; Chairman, Trustee
                                                          and Chief Executive Officer of The MainStay
                                                          Funds; Chief Executive Officer of Eclipse Funds
                                                          and Eclipse Funds Inc.; Chairman, Director and
                                                          Chief Executive Officer of MainStay VP Series
                                                          Fund, Inc.; Director and Chief Executive Officer
                                                          of ICAP Funds, Inc.

NAME                   POSITION(S) WITH THE ADVISER       OTHER BUSINESS
----                   ----------------------------       --------------
Patrick G. Boyle       Executive Vice President           Executive Vice President of New York Life
                                                          Investment Management Holdings LLC; Director of
                                                          New York Life Trust Company; Manager of Madison
                                                          Capital Funding LLC; Director of New York Life
                                                          International Investment Inc.; Executive Vice
                                                          President of Eclipse Funds, Eclipse Funds Inc.
                                                          and ICAP Funds Inc.

Frank J. Ollari        Executive Vice President           Executive Vice President of New York Life
                                                          Investment Management Holdings LLC; Manager of
                                                          NYLCAP Manager LLC; Manager of Madison Capital
                                                          Funding LLC; Director of NYLIM Real Estate Inc.;
                                                          Senior Vice President of NYLIFE Insurance Company
                                                          of Arizona; Senior Vice President of New York
                                                          Life Insurance and Annuity Corporation

Barry A. Schub         Executive Vice President           Executive Vice President of New York Life
                                                          Investment Management Holdings LLC; Manager of
                                                          NYLCAP Manager LLC; Manager of McMorgan & Company
                                                          LLC; Manager of NYLIFE Distributors LLC

Robert A. Anselmi      Senior Managing Director,          Senior Managing Director, General Counsel and
                       General Counsel and Secretary      Secretary of New York Life Investment Management
                                                          Holdings LLC; Secretary of Institutional Capital
                                                          LLC; Vice President and Secretary of McMorgan &
                                                          Company LLC; Secretary of NYLIM Service Company
                                                          LLC; Chief Legal Officer of ICAP Funds, Inc.;
                                                          Secretary of NYLCAP Manager LLC; Secretary of
                                                          Madison Capital Funding LLC; Chief Legal Officer
                                                          of The MainStay Funds, Eclipse Funds, Eclipse
                                                          Funds Inc.; MainStay VP Series Fund, Inc. and
                                                          ICAP Funds, Inc.

Jefferson C. Boyce     Senior Managing Director           Chief Investment Officer of New York Life Trust
                                                          Company; Chief Investment Officer of New York
                                                          Life Trust Company, FSB

Thomas A. Clough       Senior Managing Director           Chairman of the Board of New York Life Trust
                                                          Company; Senior Managing Director -- Retirement
                                                          Services of NYLIFE Distributors LLC

NAME                   POSITION(S) WITH THE ADVISER       OTHER BUSINESS
----                   ----------------------------       --------------
Allan Dowiak           Senior Managing Director           None

Tony H. Elavia         Senior Managing Director           Senior Vice President, ICAP Funds, Inc.;
                                                          Executive Vice President of New York Life Trust
                                                          Company; Senior Vice President of New York Life
                                                          Insurance and Annuity Corporation; Senior Vice
                                                          President of Eclipse Funds, Eclipse Funds Inc.
                                                          and ICAP Funds Inc.

Stephen P. Fisher      Senior Managing Director and       Senior Managing Director -- NYLIM Products
                       Chief Marketing Officer            Marketing of NYLIFE Distributors LLC

Anthony R. Malloy      Senior Managing Director           Senior Vice President of New York Life Trust
                                                          Company; Senior Vice President of New York Life
                                                          Insurance and Annuity Corporation

Stephen W. Mandella    Senior Managing Director and       Senior Managing Director and Head of Financial
                       Head of Financial Operations       Operations of New York Life Investment Management
                                                          Holdings LLC

Alison H. Micucci      Senior Managing Director and       Senior Managing Director and Chief Compliance
                       Chief Compliance Officer           Officer of New York Life Investment Management
                                                          Holdings, LLC; Senior Vice President and Chief
                                                          Compliance Officer of ICAP Funds, Inc.; Senior
                                                          Managing Director -- Compliance of NYLIFE
                                                          Distributors LLC; Chief Compliance Officer of
                                                          NYLCAP Manager LLC; Senior Vice President and
                                                          Chief Compliance Officer of The MainStay Funds,
                                                          Eclipse Funds, Eclipse Funds Inc.; MainStay VP
                                                          Series Fund, Inc. and ICAP Funds, Inc.

Susan L. Paternoster   Senior Managing Director and       None
                       Head of Information Technology

Donald A. Salama       Senior Managing Director           None

John E. Schumacher     Senior Managing Director           Manager and Chief Executive Officer of NYLCAP
                                                          Manager LLC; Principal of New York Life Capital
                                                          Partners II, L.L.C.; Director of NYLCAP Holdings
                                                          (Mauritius); Chief Executive Officer of New York
                                                          Life Capital Partners III GenPar GP, LLC;
                                                          Principal of New York Life Capital Partners,
                                                          L.L.C.; Chief Executive Officer of NYLIM
                                                          Mezzanine GenPar GP, LLC; Director of New York
                                                          Life International India Fund (Mauritius) LLC

NAME                   POSITION(S) WITH THE ADVISER       OTHER BUSINESS
----                   ----------------------------       --------------
Richard C. Schwartz    Senior Managing Director           Investment Officer of New York Life Trust
                                                          Company; Senior Vice President and Senior
                                                          Investment Manager for Derivative Transactions of
                                                          New York Life Insurance and Annuity Corporation

Mark W. Talgo          Senior Managing Director           President of NYLIM Fund II GP, LLC; President of
                                                          NYLIM Real Estate Inc.; Senior Vice President of
                                                          NYLIFE Insurance Company of Arizona; Senior Vice
                                                          President of New York Life Insurance and Annuity
                                                          Corporation

Julia A. Warren        Senior Managing Director           Vice President of New York Life Insurance and
                                                          Annuity Corporation

MacKay Shields

MacKay Shields LLC ("MacKay Shields") acts as the sub-adviser for certain series of the following open-end registered management investment companies: The MainStay Funds; Eclipse Funds, Inc. and MainStay VP Series Fund, Inc.

Certain information on each executive officer of MacKay Shields is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of MacKay Shields is 9 West 57th Street, New York, NY 10029


NAME                   POSITION(S) WITH THE ADVISER       OTHER BUSINESS
----                   ----------------------------       --------------
Ravi Akhoury           Chairman and Chief Executive       Mr. Akhoury is also: Vice Chairman of New York
                       Officer                            Life Investment Management Holdings LLC and
                                                          New York Life Investment Management LLC; Manager
                                                          of McMorgan & Company LLC, NYLI - VB Asset
                                                          Management C. (Mauritius) LLC, NYL International
                                                          India Fund (Mauritius) LLC, and NYLI LLC; and
                                                          Director of Thomson Press (India) Ltd, Jacob
                                                          Ballas Capital India Private Limited, and MacKay
                                                          Shields Defensive Bond Arbitrage Fund Ltd.

Osbert M. Hood         President                          Mr. Hood joined MacKay Shields in January
                                                          2007.  He was most recently CEO of Pioneer
                                                          Investment Management USA Inc., where he was
                                                          previously its chief executive officer after
                                                          joining Pioneer in 2000.

Lucille Protas         Chief Operating Officer and        None
                       Senior Managing Director

John Prom              Senior Managing Director; Head     None
                       of Subadvisory and International
                       Business Development

Edmund C. Spelman      Senior Managing Director; Head     None
                       of the Growth Equity Team

Richard Rosen          Senior Managing Director; Head     None
                       of the Value Equity Team

Gary L. Goodenough     Senior Managing Director; Head     None
                       of the Fixed Income Team

J. Matthew Philo       Senior Managing Director; Head     None
                       of the High Yield Team

Dan C. Roberts         Senior Managing Director; Head     None
                       of the High Yield Active Core
                       Team

Rupal J. Bhansali      Senior Managing Director; Head     None
                       of International Equity Team

Ellen Metzger          Senior Managing Director and       None
                       General Counsel

A. Timothy West        Senior Managing Director; Head     None
                       of Institutional Business
                       Development

ITEM 27. PRINCIPAL UNDERWRITERS

a.   NYLIFE Distributors LLC also acts as the principal underwriter for:

     The MainStay Funds (File No. 33-2610)
     NYLIAC Variable Universal Life Separate Account I
     NYLIAC Multi-Funded Annuity Separate Account I
     NYLIAC Multi-Funded Annuity Separate Account II
     NYLIAC Variable Annuity Separate Account I
     NYLIAC Variable Annuity Separate Account II
     NYLIAC Variable Annuity Separate Account III
     NYLIAC Variable Life Insurance Separate Account
     NYLIAC Corporate Sponsored Variable Universal Life Separate Account I NYLIAC Institutionally Owned Life Insurance Separate Account

b.


                                 BUSINESS POSITION(S) AND
                                   OFFICE(S) WITH NYLIFE      POSITION(S) AND OFFICE(S)   POSITION(S) AND OFFICE(S)
NAME AND PRINCIPAL ADDRESS(1)        DISTRIBUTORS, INC.          WITH ECLIPSE FUNDS       WITH ECLIPSE FUNDS, INC.
-----------------------------    ------------------------     -------------------------   -------------------------
       Brian A. Murdock          Chairman of the Board and        Chief Executive             Chief Executive
                                        President                      Officer                    Officer

       Robert J. Hebron         Manager and Executive Vice              None                        None
                                President COLI Distribution

        John R. Meyer           Manager and Executive Vice              None                        None
                                    President, Variable
                                 Annuity and Agency Mutual
                                    Funds Distribution

       Scott L. Berlin          Manager and Executive Vice              None                        None
                                    President, Non-COLI
                                Variable Life Distribution

        John A. Cullen                    Manager                       None                        None

        Barry A. Schub                    Manager                       None                        None

      Stephen P. Fisher          Senior Managing Director,              None                        None
                                 NYLIM Products Marketing

      William F. Gibson          Senior Managing Director               None                        None
                                    and Chief Financial
                                          Officer

      Barbara McInerney          Senior Managing Director,              None                        None
                                        Compliance

      Alison H. Micucci             Managing Director,       Senior Vice President and   Senior Vice President and
                                       Compliance             Chief Compliance Officer     Chief Compliance Officer

       Robert E. Brady             Manager and Managing                 None                        None
                                    Director Operations

       Thomas A. Clough             Managing Director,                  None                        None
                                    Retirement Services

      Joseph J. Henehan             Managing Director,                  None                        None
                                    Retirement Services

       Edward P. Linder             Managing Director,                  None                        None
                                   Variable Annuity and
                                    Agency Mutual Funds
                                       Distribution

       Beverly J. Moore             Managing Director,                  None                        None
                                 Marketing Communications

        Gary L. Warren            Managing Director, COLI               None                        None
                                       Distribution


        Mark A. Gomez              Managing Director and                None                        None
                                 Chief Compliance Officer

       Julia D. Holland           Managing Director - SMA               None                        None
                                       Distribution

  Marguerite E. H. Morrison        Managing Director and              Secretary                   Secretary
                                         Secretary

       Gary M. O'Neill          Managing Director - Agency              None                        None
                                       Distribution


(1)  169 Lackawanna Avenue, Parsippany, NJ 07054

c.   Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, at the offices of Eclipse Funds Inc., Eclipse Funds, New York Life Investment Management LLC, and NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany NJ 07054, and at the offices of MacKay Shields LLC, 9 West 57th Street, New York, NY 10019. Records relating to the duties of the custodian for each series of Eclipse Funds Inc. and Eclipse Funds are maintained by Investors Bank and Trust Company, 200 Clarendon St, Boston, MA 02117. Records relating to the duties of the transfer agent of Eclipse Funds Inc. and Eclipse Funds are maintained by Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

ITEM 29. MANAGEMENT SERVICES.

Not Applicable.

ITEM 30. UNDERTAKINGS.

None

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Amendment No. 54 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and the State of New Jersey on the 4th day of April, 2007.



                                    ECLIPSE FUNDS INC.


                                    /s/ Stephen P. Fisher
                                    -------------------------------
                                    Stephen P. Fisher
                                    President




         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 4, 2007.




SIGNATURE                                            TITLE
---------                                            -----

/s/ Lawrence Glacken*                                Director
--------------------------------------
Lawrence Glacken

                                                     Director
--------------------------------------
Robert P. Mulhearn

/s/ Susan B. Kerley*                                 Director
--------------------------------------
Susan B. Kerley

/s/ Peter Meenan*                                    Director
--------------------------------------
Peter Meenan

/s/ Arphiela Arizmendi                               Treasurer and Principal
--------------------------------------               Financial and Accounting
Arphiela Arizmendi                                   Officer



By: /s/ Jeffrey A. Engelsman
--------------------------------------

Jeffrey A. Engelsman
As Attorney-in-Fact*


*  Pursuant to Powers of Attorney previously filed.

                         EXHIBITS -- ECLIPSE FUNDS INC.


EXHIBIT NO.          EXHIBIT DESCRIPTION
-----------          -------------------
